                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5897

                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 1/31

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PORTFOLIO BUILDER SERIES

ANNUAL REPORT FOR THE
PERIOD ENDED JANUARY 31, 2010


THIS ANNUAL REPORT DESCRIBES SIX FUNDS,
EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. THE OBJECTIVE OF
EACH FUND IS THE HIGHEST LEVEL OF TOTAL
RETURN THAT IS CONSISTENT WITH AN
ACCEPTABLE LEVEL OF RISK.


RiverSource Portfolio Builder Conservative Fund
RiverSource Portfolio Builder Moderate Conservative Fund
RiverSource Portfolio Builder Moderate Fund
RiverSource Portfolio Builder Moderate Aggressive Fund
RiverSource Portfolio Builder Aggressive Fund
RiverSource Portfolio Builder Total Equity Fund


                                                       (ADVICE-BUILT(SM) SOLUTIONS LOGO)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  RiverSource Portfolio Builder
    Conservative Fund..............    3
  RiverSource Portfolio Builder
    Moderate Conservative Fund.....    5
  RiverSource Portfolio Builder
    Moderate Fund..................    7
  RiverSource Portfolio Builder
    Moderate Aggressive Fund.......    9
  RiverSource Portfolio Builder
    Aggressive Fund................   11
  RiverSource Portfolio Builder
    Total Equity Fund..............   13
Manager Commentary.................   15
The Fund's Long-term Performance...   22
Investment Changes.................   34
Fund Expenses Examples.............   46
Investments in Affiliated Funds....   53
Statements of Assets and
  Liabilities......................   65
Statements of Operations...........   67
Statements of Changes in Net
  Assets...........................   69
Financial Highlights...............   72
Notes to Financial Statements......   84
Report of Independent Registered
  Public Accounting Firm...........   97
Federal Income Tax Information.....   98
Board Members and Officers.........  100
Proxy Voting.......................  103





--------------------------------------------------------------------------------
2  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Conservative Fund (the Fund) Class A shares rose
  17.78% (excluding sales charge) for the 12 months ended Jan. 31, 2010.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 8.51% for the same period.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, gained 35.05% for the 12-month period.

> The Fund outperformed its Blended Index, composed of 70% Barclays Capital U.S.
  Aggregate Bond Index, 14% Russell 3000(R) Index, 10% Citigroup 3-Month U.S. Treasury Index and 6% MSCI EAFE Index, which gained 13.13% for the same time frame.

> The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.15% for the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index increased 40.39% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                                                          SINCE
                                                                                        INCEPTION
                                                           1 YEAR   3 YEARS   5 YEARS     3/4/04
-------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund
  Class A (excluding sales charge)                        +17.78%    +2.48%    +3.62%     +3.67%
-------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)     +8.51%    +6.60%    +5.16%     +4.90%
-------------------------------------------------------------------------------------------------
Russell 3000(R) Index (unmanaged)                         +35.05%    -7.16%    +0.57%     +1.19%
-------------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                 +13.13%    +3.60%    +4.35%     +4.30%
-------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)     +0.15%    +2.07%    +2.84%     +2.62%
-------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                               +40.39%    -7.19%    +3.47%     +5.22%
-------------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Conservative Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Conservative Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                                          SINCE
Without sales charge                                       1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                                +17.78%    +2.48%    +3.62%     +3.67%
-------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                +16.82%    +1.68%    +2.82%     +2.87%
-------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                +16.92%    +1.69%    +2.82%     +2.88%
-------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                               +17.86%    +2.71%    +3.83%     +3.87%
-------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                +12.19%    +0.83%    +2.62%     +2.82%
-------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                +11.82%    +0.77%    +2.48%     +2.73%
-------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                +15.92%    +1.69%    +2.82%     +2.88%
-------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the Fund invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Moderate Conservative Fund (the Fund) Class A shares gained 23.06% (excluding sales charge) for the 12 months ended Jan. 31, 2010.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 8.51% for the same period.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, gained 35.05% for the 12-month period.

> The Fund outperformed its Blended Index, composed of 60% Barclays Capital U.S.
  Aggregate Bond Index, 25% Russell 3000(R) Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, which increased 17.72% for the same time frame.

> The Morgan Stanley Capital International (MSCI) EAFE Index increased 40.39% during the same 12-month period.

> The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.15% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                                                          SINCE
                                                                                        INCEPTION
                                                           1 YEAR   3 YEARS   5 YEARS     3/4/04
-------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative
  Fund
  Class A (excluding sales charge)                        +23.06%    +1.07%    +3.57%     +3.84%
-------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)     +8.51%    +6.60%    +5.16%     +4.90%
-------------------------------------------------------------------------------------------------
Russell 3000(R) Index (unmanaged)                         +35.05%    -7.16%    +0.57%     +1.19%
-------------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                 +17.72%    +1.84%    +3.96%     +4.06%
-------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                               +40.39%    -7.19%    +3.47%     +5.22%
-------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)     +0.15%    +2.07%    +2.84%     +2.62%
-------------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Moderate Conservative Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                                          SINCE
Without sales charge                                       1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                                +23.06%    +1.07%    +3.57%     +3.84%
-------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                +22.05%    +0.31%    +2.79%     +3.06%
-------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                +22.14%    +0.34%    +2.79%     +3.08%
-------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                               +23.16%    +1.37%    +3.80%     +4.07%
-------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                +17.22%    -0.55%    +2.56%     +2.99%
-------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                +17.05%    -0.58%    +2.46%     +2.92%
-------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                +21.14%    +0.34%    +2.79%     +3.08%
-------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the Fund invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Portfolio Builder Moderate Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Moderate Fund (the Fund) Class A shares rose
  28.49% (excluding sales charge) for the 12 months ended Jan. 31, 2010.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 8.51% for the same period.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, gained 35.05% for the 12-month period.

> The Fund outperformed its Blended Index, composed of 50% Barclays Capital U.S.
  Aggregate Bond Index, 35% Russell 3000(R) Index and 15% MSCI EAFE Index, which gained 22.44% for the same time frame.

> The Morgan Stanley Capital International (MSCI) EAFE Index increased 40.39% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                                                          SINCE
                                                                                        INCEPTION
                                                           1 YEAR   3 YEARS   5 YEARS     3/4/04
-------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Fund
  Class A (excluding sales charge)                        +28.49%    -0.58%    +3.34%     +3.84%
-------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)     +8.51%    +6.60%    +5.16%     +4.90%
-------------------------------------------------------------------------------------------------
Russell 3000(R) Index (unmanaged)                         +35.05%    -7.16%    +0.57%     +1.19%
-------------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                 +22.44%    +0.00%    +3.50%     +3.76%
-------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                               +40.39%    -7.19%    +3.47%     +5.22%
-------------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Moderate Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Moderate Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                                           SINCE
Without sales charge                                        1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                                 +28.49%    -0.58%    +3.34%     +3.84%
--------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                 +27.54%    -1.34%    +2.56%     +3.04%
--------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                 +27.45%    -1.33%    +2.57%     +3.05%
--------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                +28.70%    -0.30%    +3.58%     +4.09%
--------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                 +21.11%    -2.52%    +2.12%     +2.80%
--------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                 +22.54%    -2.20%    +2.23%     +2.90%
--------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                 +26.45%    -1.33%    +2.57%     +3.05%
--------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the Fund invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
8  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Moderate Aggressive Fund (the Fund) Class A shares increased 31.56% (excluding sales charge) for the 12 months ended Jan. 31, 2010.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, gained 35.05% for the 12-month period.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 8.51% for the same period.

> The Fund outperformed its Blended Index, composed of 35% Barclays Capital U.S.
  Aggregate Bond Index, 46% Russell 3000(R) Index and 19% MSCI EAFE Index, which gained 26.67% for the same time frame.

> The Morgan Stanley Capital International (MSCI) EAFE Index increased 40.39% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                                                          SINCE
                                                                                        INCEPTION
                                                           1 YEAR   3 YEARS   5 YEARS     3/4/04
-------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund
  Class A (excluding sales charge)                        +31.56%    -2.74%    +2.56%     +3.17%
-------------------------------------------------------------------------------------------------
Russell 3000(R) Index (unmanaged)                         +35.05%    -7.16%    +0.57%     +1.19%
-------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)     +8.51%    +6.60%    +5.16%     +4.90%
-------------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                 +26.67%    -2.10%    +2.87%     +3.30%
-------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                               +40.39%    -7.19%    +3.47%     +5.22%
-------------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Moderate Aggressive Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                                           SINCE
Without sales charge                                        1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                                 +31.56%    -2.74%    +2.56%     +3.17%
--------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                 +30.56%    -3.46%    +1.79%     +2.40%
--------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                 +30.37%    -3.49%    +1.78%     +2.39%
--------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                +31.73%    -2.49%    +2.83%     +3.42%
--------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                 +23.99%    -4.64%    +1.36%     +2.14%
--------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                 +25.56%    -4.30%    +1.47%     +2.26%
--------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                 +29.37%    -3.49%    +1.78%     +2.39%
--------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the Fund invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Portfolio Builder Aggressive Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Aggressive Fund (the Fund) Class A shares rose
  35.27% (excluding sales charge) for the 12 months ended Jan. 31, 2010.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, gained 35.05% for the 12-month period.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 8.51% for the same period.

> The Fund outperformed its Blended Index, composed of 20% Barclays Capital U.S.
  Aggregate Bond Index, 56% Russell 3000(R) Index and 24% MSCI EAFE Index, which gained 30.99% for the same time frame.

> The Morgan Stanley Capital International (MSCI) EAFE Index increased 40.39% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                                                          SINCE
                                                                                        INCEPTION
                                                           1 YEAR   3 YEARS   5 YEARS     3/4/04
-------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive Fund
  Class A (excluding sales charge)                        +35.27%    -5.05%    +1.81%     +2.50%
-------------------------------------------------------------------------------------------------
Russell 3000(R) Index (unmanaged)                         +35.05%    -7.16%    +0.57%     +1.19%
-------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)     +8.51%    +6.60%    +5.16%     +4.90%
-------------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                 +30.99%    -4.26%    +2.16%     +2.77%
-------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                               +40.39%    -7.19%    +3.47%     +5.22%
-------------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Aggressive Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  11

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Aggressive Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                                           SINCE
Without sales charge                                        1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                                 +35.27%    -5.05%    +1.81%     +2.50%
--------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                 +34.10%    -5.81%    +1.02%     +1.70%
--------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                 +34.07%    -5.81%    +1.02%     +1.69%
--------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                +35.36%    -4.80%    +2.04%     +2.72%
--------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                 +27.49%    -6.91%    +0.61%     +1.48%
--------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                 +29.10%    -6.62%    +0.71%     +1.57%
--------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                 +33.07%    -5.81%    +1.02%     +1.69%
--------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the Fund invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
12  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Portfolio Builder Total Equity Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Total Equity Fund (the Fund) Class A shares gained 38.93% (excluding sales charge) for the 12 months ended Jan. 31, 2010.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, rose 35.05% for the same period.

> The Fund outperformed its Blended Index, composed of 70% Russell 3000(R) Index and 30% MSCI EAFE Index, which rose 36.73% for the period.

> The Morgan Stanley Capital International (MSCI) EAFE Index increased 40.39% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                                                           SINCE
                                                                                         INCEPTION
                                                            1 YEAR   3 YEARS   5 YEARS     3/4/04
--------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity Fund
  Class A (excluding sales charge)                         +38.93%    -7.51%    +0.90%     +1.73%
--------------------------------------------------------------------------------------------------
Russell 3000(R) Index (unmanaged)                          +35.05%    -7.16%    +0.57%     +1.19%
--------------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                  +36.73%    -7.21%    +1.13%     +1.97%
--------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                +40.39%    -7.19%    +3.47%     +5.22%
--------------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Total Equity Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  13

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Total Equity Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                                           SINCE
Without sales charge                                        1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                                 +38.93%    -7.51%    +0.90%     +1.73%
--------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                 +37.90%    -8.23%    +0.15%     +0.95%
--------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                 +37.90%    -8.24%    +0.14%     +0.95%
--------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                +39.18%    -7.22%    +1.18%     +1.99%
--------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                 +30.94%    -9.32%    -0.29%     +0.72%
--------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                 +32.90%    -9.01%    -0.16%     +0.82%
--------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                 +36.90%    -8.24%    +0.14%     +0.95%
--------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the Fund invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
14  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholder,

Each of the six Funds in the RiverSource Portfolio Builder Series ("the Funds" or "each Fund") outperformed its respective blended benchmark for the 12-month period ended Jan. 31, 2010, as shown in the tables on pages 3 to 14. During the same time frame, the Funds' domestic equity benchmark, the Russell 3000(R) Index, gained 35.05%, while the Funds' bond benchmark (as applicable), the Barclays Capital U.S. Aggregate Bond Index, rose 8.51%. The Funds' international equity benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index, increased 40.39%, while the Citigroup 3-Month U.S. Treasury Bill Index advanced 0.15% for the period.

PERFORMANCE MEASURES
Each Fund has a Blended Index benchmark as described below.

- RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND - 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000(R) Index, 6% MSCI EAFE Index and 10% Citigroup 3-Month U.S. Treasury Bill Index.

- RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND - 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000(R) Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index.

- RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND - 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000(R) Index and 15% MSCI EAFE Index.

- RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND - 35% Barclays Capital U.S. Aggregate Bond Index, 46% Russell 3000(R) Index and 19% MSCI EAFE Index.

- RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND - 20% Barclays Capital U.S. Aggregate Bond Index, 56% Russell 3000(R) Index and 24% MSCI EAFE Index.

- RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND - 70% Russell 3000(R) Index and 30% MSCI EAFE Index.

SIGNIFICANT PERFORMANCE FACTORS
EQUITIES: The annual period ended Jan. 31, 2010 proved to be a strong one, with the Russell 3000 Index, a broad proxy for the U.S. equity markets, up 35.05%. As the annual period began in February 2009, the equity markets were marked by extremely high volatility levels and by the leftover shambles from the late 2008 and early 2009 market turmoil. Fortunately for investors, early March 2009 saw the trough for the major equity market indices. Since that time, and through most of the annual period, we witnessed a strong increase overall in equity prices. The strength of the rally left many broad equity market indices around the globe significantly higher than they were at the start of the annual period. Leading the way in the U.S. equity market were information technology, financials and consumer discretionary stocks overall. The international equity markets also fared well, with the MSCI EAFE Index rising 40.39% during the annual period. Trouncing nearly all developed equity markets though were the robust returns generated by emerging markets. The MSCI Emerging Markets Index rose 80.66% during the 12 months ended Jan. 31, 2010. Among those nations generating particularly strong annual returns were Russia, China, Brazil, Poland, India and Czechoslovakia.

For each Fund, an overweighted allocation to equities - technology, in particular - proved beneficial to investment results. As indicated, the technology sector proved to be one of the strongest performing areas within the U.S. equity market during the annual period, with the S&P 500 technology sector posting a return of approximately 50.5% for the 12 months ended Jan. 31, 2010. Each of the funds also benefited during much of the annual period from a meaningful position in emerging market equities.

Also, underlying funds that employ a traditional value oriented approach to investing within the domestic large-cap segment of the equity market contributed positively to total returns during the annual period, generating stronger returns overall versus their respective underlying benchmark indices. In addition, the Funds benefited from several strong contributors


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  15

MANAGER COMMENTARY (continued) -------------------------------------------------


THE CAPITAL MARKETS COMMITTEE

Members:                   (NEWSLETTER IMAGE)
- DAVID M. JOY
  Vice President, Chief
  Market Strategist

- WILLIAM F. TRUSCOTT
  President, U.S. Asset
  Management/
  Distribution, Chief
  Investment Officer

- OTHER SENIOR INVESTMENT
  PROFESSIONALS


The group meets regularly to review U.S. and global economic and investment conditions, and discuss the relative attractiveness of equities and fixed income securities within various sectors, markets and countries. The consensus opinion of the Capital Markets
Committee is published quarterly as the
Capital Markets Outlook (shown above), which is available from your Ameriprise financial advisor or online at riversource.com/investments.







to returns from underlying funds focusing on the U.S. small-cap value, U.S. large-cap growth, and U.S. mid-cap growth segments of the equity markets.

On the other hand, exposure to developed market international equities and to U.S. small-cap growth equities detracted from relative results. In the case of international equities, the Funds were underweighted. As developed market international equities outperformed U.S. equities during the fiscal year, such positioning hurt relative results. Further, a strengthening U.S. dollar during the last few months of the annual period negatively impacted results in this equity segment. Dollar strength was a net negative for U.S. investors in foreign-based investments denominated in U.S. dollars. Exposure to the U.S. small-cap growth segment of the equity market hurt due primarily to the underperformance of underlying funds compared to their respective benchmark indices during the annual period.

FIXED INCOME: Within the fixed income market, performance was mixed. Lower quality non-Treasury sectors outperformed higher quality bonds. For example, U.S. Treasury securities lagged non-Treasury sectors by a significant margin, posting low single-digit gains. In many cases, real returns (returns after considering the impact of inflation) were slightly negative for U.S. Treasury securities. Investors, while still somewhat guarded about the prospects for the economy, had come to realize that near-zero percent interest on money market account holdings and low single-digit yields on medium-term government bonds simply were not providing enough upside in an environment where economic growth was subpar yet still present. Therefore, as is often the case following a period when investors were significantly risk averse and fled from the markets to the safety of U.S. government-backed debt, the pendulum swung back during the annual period, particularly during the second half of 2009, as investors began to favor riskier assets.

Areas of specific strength within the fixed income markets during the annual period included U.S. high yield corporate bonds, up approximately 51% for the annual period. U.S. investment grade corporate bonds also generated strong returns, up nearly 20%. Inflation-linked bonds and global bonds overall each generated returns north of 11%, while collateralized mortgage-backed securities and asset-backed securities advanced more than 20% during the 12-month period. Of course, the returns noted here are for the passive benchmark indices measuring each of these fixed income segments, and thus our active managers may have achieved different results than the passive benchmarks used as proxies for the overall market.

Against this backdrop of mixed results, the Funds' allocation to the fixed income asset class overall was neither a significant contributor to, nor detractor from, relative results during the annual period. That said, tactical allocations directed toward high quality corporate bonds, lower quality corporate bonds, Treasury Inflation Protected Securities (TIPS) and global bonds, via several underlying funds, boosted results for the fiscal year. Conversely, exposure to government-issued bonds and cash, via underlying funds, detracted from the Funds' results, as these fixed income segments generated near zero to negative returns during the annual period.


--------------------------------------------------------------------------------
16  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES

HOW EACH FUND SEEKS FOUR LEVELS OF ASSET ALLOCATION AND DIVERSIFICATION



                                                RIVERSOURCE PORTFOLIO BUILDER SERIES INVESTMENT PROCESS
         STEP 1
         -----------------------------------------------------------------------------------------------------------------------

              DISCIPLINED ASSET ALLOCATION

              Determine asset allocations
 ---->        among stocks, bonds, alternative
              investments and cash.                    STOCKS                BONDS           ALTERNATIVES            CASH

         -----------------------------------------------------------------------------------------------------------------------

         STEP 2
         -----------------------------------------------------------------------------------------------------------------------

              INVESTMENT CATEGORY               DOMESTIC              BONDS               RIVERSOURCE         RIVERSOURCE
              DIVERSIFICATION                   EQUITY                GOVERNMENT          ABSOLUTE            CASH
                                                GROWTH STYLE          INFLATION           RETURN              MANAGEMENT
                                                VALUE STYLE           PROTECTED           CURRENCY            FUND
                                                BLEND                 INVESTMENT          AND INCOME
              Within each asset class, invest   U.S. LARGE-CAP        GRADE               FUND
              among different types of stock    U.S. MID-CAP          CORPORATE
              and bond funds.                   U.S. SMALL-CAP        HIGH YIELD
                                                REITS                 CORPORATE
                                                                      GLOBAL


                                                INTERNATIONAL
                                                DEVELOPED MARKETS
                                                EMERGING MARKETS



         -----------------------------------------------------------------------------------------------------------------------

         STEP 3
         -----------------------------------------------------------------------------------------------------------------------

              UNDERLYING FUND DIVERSIFICATION             RIVERSOURCE(R), SELIGMAN(R), AND THREADNEEDLE(R) MUTUAL FUNDS


              Choose underlying funds based on
              performance, risk/return
              characteristics, manager tenure
              and other factors.






         -----------------------------------------------------------------------------------------------------------------------

         STEP 4
         -----------------------------------------------------------------------------------------------------------------------

              QUARTERLY REALLOCATION

              Quarterly reallocations keep the
 ----         funds within target allocation
              ranges and optimized to meet
              fund objectives.
         -----------------------------------------------------------------------------------------------------------------------

                                                                                     RESULT
                                                                      RIVERSOURCE PORTFOLIO BUILDER SERIES







--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  17

MANAGER COMMENTARY (continued) -------------------------------------------------


ALTERNATIVE ASSETS: The Funds' primary exposure to alternative assets was through a small allocation to real estate securities, which proved to be a strong performing segment during the annual period and therefore one of the primary positive contributors to results. The Dow Jones U.S. Real Estate Index ended the annual period up 48.62%. During the early months of the annual period, the Funds held a modest position in RiverSource Absolute Return Currency and Income Fund. Each Fund's position was eliminated early in the period, however, as it was our view that more attractive opportunities existed in other areas of the investable universe.

CHANGES TO THE FUNDS' PORTFOLIOS
Overall, the Funds began the annual period somewhat conservatively positioned, with a notable overweight relative to their respective blended benchmarks in fixed income and alternative assets combined. This combined overweight left the Funds with a slight underweight in equities at the beginning of the fiscal year. As economic conditions, both actual and anticipated, started to improve, we became more aggressively postured within the Funds' portfolios. Specifically, during the middle of the summer of 2009, we moved from an underweight in equities to an overweight position. Later in the annual period, we reduced the Funds' cash position further in order to raise the Funds' equity overweight to near maximum. It is important to note that even a maximum overweighting in equities within a strategy remains within a narrow allocation band around each Fund's targeted neutral weighting. For example, a maximum overweighting in equities within the RiverSource Portfolio Builder Moderate Fund does not typically result in equity exposure of greater than 55%. Tactical asset allocation is adhered to and adjusted in incremental fashion with an emphasis on maintaining the overall structural integrity of the six Funds and their associated risk tolerances.

Other tactical shifts implemented were smaller in scope. Toward the end of the annual period, we modestly increased the Funds' exposure to real estate investment trusts (REITs). This slight increase to commercial real estate securities - from a rather low absolute weight of approximately 1.50% of total net assets across each of the six portfolios to a slightly higher 2.00% weighting - was based primarily on our belief that REIT sector fundamentals seemed to be bottoming. For example, occupancies appeared to be finding a bottom for most real estate segments and even showed modest improvement in other segments. Market rents still faced some downward pressure, but the expectation was for a flattening out period to unfold in 2010. Bad debt expenses seemed to be slowing down as well. At the end of January 2010, expectations for 2011 through 2013 were setting up to be strong earnings years for REITs, as lack of new supply, hopeful economic growth, and property acquisition opportunities were anticipated to converge. We believe REIT earnings may still be negative in 2010, but we viewed this overall scenario for REITs as an opportune time to strengthen the Funds' positions in this asset class.

We also established a new position in each of the Funds in the large-cap value segment of the equity market via the Seligman Large-Cap Value Fund. This new position is intended to diversify the mix of active managers within the large-cap value segment of the Funds' portfolios and was also reflective of the strong performance by the underlying fund itself. Two other notable new entries during the annual period to the funds' line-up of underlying constituent funds that feed into the overall fund-of-funds structure were the Seligman Communications and Information Fund and the RiverSource Recovery and Infrastructure Fund.

Within those Funds' portfolios that seek fixed income exposure, modest shifts in allocation were made but no substantial movements within the portfolios' core fixed income weightings were made.

OUR FUTURE STRATEGY
From a broad perspective, we expect the U.S. economy to continue its gradual recovery into 2010, but at a fairly muted pace. We anticipate U.S. Gross Domestic Product (GDP) to grow in the range of 3% to 3.5% over the next year. The relative contribution of the consumer remains in question, with unemployment expected to remain elevated and the housing market expected to remain under pressure. As a result, the Federal Reserve Board (the Fed) is anticipated to remain on hold until at least the second half of 2010. Overseas economies are also expected to continue their recovery process, but we believe the developed international economies will continue to lag well behind the growth rates of the developing world.


--------------------------------------------------------------------------------
18  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Given this view, we believe equity markets will, in general, move higher by the end of 2010, even with the pull-back experienced during January. Although valuations were no longer considered cheap toward the end of the annual period, we believe they were still reasonable based on several measurements, including free-cash flow yields, balance sheet quality, strong operating margins and potentially improved revenue growth. U.S.-based companies managed both their expense structures and their production capacities well during the second half of the annual period, leaving them in better shape after the recent recession, we believe, than in any period following recessions dating back more than 30 years. Indeed, even though business confidence is still tentative and revenue growth remains uncertain, we believe earnings growth in this new year may surprise investors and exceed consensus expectations. These factors, together with improving economic growth and low inflation, suggest further upside potential for the equity markets overall. In the U.S., technology stocks remain among the most preferred, in our view, as anticipation of an emerging reinvestment cycle is expected to support fundamentals. We believe dividend-paying stocks also look attractive, especially for those companies generating strong free-cash flows. Overseas, emerging market equities, especially those within the Pacific Rim, are anticipated to offer the best economic growth rates and earnings potential.

Within the fixed income markets, we believe unchanged Fed policy, coupled with benign inflation, should provide reasonable support for longer-maturity Treasury securities. That said, U.S. government bond yields may well remain rather range-bound, with yields on ten-year U.S. Treasury notes staying within a 3% to 4.5% band. Consequently, we expect coupon income to make up a greater portion of bonds' total return than price appreciation. We also continue to see opportunity in non-Treasury sectors, especially in high yield corporate bonds. Despite the significant returns from riskier assets during the annual period, the yield differential between Treasury and select high yield corporate bonds remained above its long-term average at the end of the fiscal year. Still, we offer the caution that investors should temper their expectations for returns from non-Treasury sectors, as they are unlikely to match the returns seen during the annual period ended Jan. 31, 2010.

As of the end of the annual period, our outlook led us to maintain the target allocations to major asset classes that were initially established during the summer of 2009. Such targets include a near maximum overweighted allocation to equities. In our view, yields for alternatives in the cash and fixed income markets did not offer a compelling trade-off at the end of January 2010 even though the robust rally in U.S. stocks from early March through the end of 2009 stalled as the new year began. From a capitalization perspective, we were fairly agnostic at the end of the annual period. Overall, we tend to believe that at this stage of the economic cycle, there may be good value to be found across the market capitalization spectrum. Further, we believe that individual stock picking will be rewarded more than larger macro bets tied to specific sectors. That said, there are still certain sectors we favor more than others when viewing the U.S. equity markets as we progress in 2010. Specifically, we continue to like infrastructure-related securities, technology-driven companies, and industrial and materials-related issues within the equity market. Defensive growth areas, such as some segments of the health care sector, were capturing our increased interest at the end of the annual period as well. We remain leery of most consumer-related segments of the equity market, although we believe select value opportunities may still be found there, as well. Within the fixed income markets, we currently favor higher yielding investment grade corporate bonds and the higher-quality segment of the high yield corporate bond market.



  Tactical asset allocation is adhered to and adjusted in incremental fashion with an emphasis on maintaining the overall structural integrity of the six different RiverSource Portfolio Builder funds and their associated risk tolerances.






--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  19

MANAGER COMMENTARY (continued) -------------------------------------------------



(PHOTO - DAVID JOY)                                                   (PHOTO - WILLIAM TRUSCOTT)

David Joy                                                             William Truscott
Vice President,                                                       President, U.S. Asset
Chief Market Strategist                                               Management/Distribution,
                                                                      Chief Investment Officer





       (PHOTO - KENT BERGENE)

Kent Bergene
Vice President,
Mutual Fund Products



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
20  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Conservative Fund Class A shares (from 3/4/04 to 1/31/10) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and the Russell(R) 3000 Index, as well as a Blended Index, consisting of the Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, Citigroup 3-Month U.S. Treasury Bill Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2010
                                                                   SINCE
                                                                 INCEPTION
                                    1 YEAR   3 YEARS   5 YEARS     3/4/04
PORTFOLIO BUILDER CONSERVATIVE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                          $11,219   $10,251   $10,807    $11,786
--------------------------------------------------------------------------
     Average annual total return   +12.19%    +0.83%    +2.62%     +2.82%
--------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
     Cumulative value of $10,000   $10,851   $12,112   $11,628    $13,134
--------------------------------------------------------------------------
     Average annual total return    +8.51%    +6.60%    +5.16%     +4.90%
--------------------------------------------------------------------------
RUSSELL 3000 INDEX(2)
     Cumulative value of $10,000   $13,505    $8,002   $10,172    $10,724
--------------------------------------------------------------------------
     Average annual total return   +35.05%    -7.16%    +0.57%     +1.19%
--------------------------------------------------------------------------
BLENDED INDEX(3)
     Cumulative value of $10,000   $11,313   $11,119   $11,363    $12,824
--------------------------------------------------------------------------
     Average annual total return   +13.13%    +3.60%    +4.35%     +4.30%
--------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
     Cumulative value of $10,000   $10,015   $10,635   $10,877    $11,649
--------------------------------------------------------------------------
     Average annual total return    +0.15%    +2.07%    +2.84%     +2.62%
--------------------------------------------------------------------------
MSCI EAFE INDEX(5)
     Cumulative value of $10,000   $14,039    $7,995   $11,077    $13,512
--------------------------------------------------------------------------
     Average annual total return   +40.39%    -7.19%    +3.47%     +5.22%
--------------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
22  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND LINE GRAPH)


                   RIVERSOURCE PORTFOLIO
                    BUILDER CONSERVATIVE
                         FUND CLASS         BARCLAYS CAPITAL                                              CITIGROUP 3-MONTH
                        A (INCLUDES          U.S. AGGREGATE        RUSSELL 3000                             U.S. TREASURY
                       SALES CHARGE)          BOND INDEX(1)          INDEX(2)        BLENDED INDEX(3)       BILL INDEX(4)
                   ---------------------    ----------------    ------------------    ----------------    -----------------
3/4/04                     $9,525               $10,000             $10,000              $10,000              $10,000
4/04                        9,414                 9,826               9,577                9,805               10,016
7/04                        9,424                 9,940               9,535                9,879               10,042
10/04                       9,673                10,242               9,881               10,177               10,078
1/05                        9,862                10,318              10,423               10,364               10,127
4/05                        9,840                10,342              10,245               10,359               10,188
7/05                       10,087                10,416              11,147               10,581               10,262
10/05                      10,045                10,358              10,928               10,534               10,348
1/06                       10,354                10,503              11,743               10,829               10,447
4/06                       10,412                10,416              12,097               10,864               10,558
7/06                       10,415                10,568              11,720               10,921               10,684
10/06                      10,747                10,895              12,717               11,350               10,818
1/07                       10,951                10,953              13,400               11,533               10,954
4/07                       11,195                11,182              13,849               11,818               11,089
7/07                       11,223                11,157              13,605               11,792               11,225
10/07                      11,641                11,482              14,566               12,217               11,353
1/08                       11,515                11,918              12,988               12,251               11,458
4/08                       11,468                11,950              13,135               12,347               11,522
7/08                       11,180                11,843              12,200               12,079               11,567
10/08                      10,166                11,517               9,234               11,152               11,615
1/09                       10,006                12,226               7,940               11,337               11,632
4/09                       10,412                12,409               8,545               11,651               11,638
7/09                       11,127                12,772               9,734               12,260               11,642
10/09                      11,560                13,104              10,234               12,633               11,647
1/10                       11,786                13,134              10,724               12,824               11,649
                        MSCI EAFE
                         INDEX(5)
                   ------------------
3/4/04                  $10,000
4/04                      9,820
7/04                      9,757
10/04                    10,403
1/05                     11,393
4/05                     11,334
7/05                     11,860
10/05                    12,337
1/06                     14,045
4/06                     15,188
7/06                     14,768
10/06                    15,797
1/07                     16,900
4/07                     18,274
7/07                     18,375
10/07                    19,815
1/08                     17,009
4/08                     18,034
7/08                     16,219
10/08                    10,633
1/09                      9,624
4/09                     10,383
7/09                     12,625
10/09                    13,654
1/10                     13,512




(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The Portfolio Builder Conservative Fund Blended Index consists of 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index. The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.
(5) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  23

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Conservative Fund Class A shares (from 3/4/04 to 1/31/10) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and the Russell(R) 3000 Index, as well as a Blended Index, consisting of the Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2010
                                                                                    SINCE
                                                                                  INCEPTION
                                                     1 YEAR   3 YEARS   5 YEARS     3/4/04
PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $11,722    $9,836   $10,789    $11,905
-------------------------------------------------------------------------------------------
     Average annual total return                    +17.22%    -0.55%    +2.56%     +2.99%
-------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
     Cumulative value of $10,000                    $10,851   $12,112   $11,628    $13,134
-------------------------------------------------------------------------------------------
     Average annual total return                     +8.51%    +6.60%    +5.16%     +4.90%
-------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(2)
     Cumulative value of $10,000                    $13,505    $8,002   $10,172    $10,724
-------------------------------------------------------------------------------------------
     Average annual total return                    +35.05%    -7.16%    +0.57%     +1.19%
-------------------------------------------------------------------------------------------
BLENDED INDEX(3)
     Cumulative value of $10,000                    $11,772   $10,562   $11,236    $12,655
-------------------------------------------------------------------------------------------
     Average annual total return                    +17.72%    +1.84%    +3.96%     +4.06%
-------------------------------------------------------------------------------------------
MSCI EAFE INDEX(4)
     Cumulative value of $10,000                    $14,039    $7,995   $11,077    $13,512
-------------------------------------------------------------------------------------------
     Average annual total return                    +40.39%    -7.19%    +3.47%     +5.22%
-------------------------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(5)
     Cumulative value of $10,000                    $10,015   $10,635   $10,877    $11,649
-------------------------------------------------------------------------------------------
     Average annual total return                     +0.15%    +2.07%    +2.84%     +2.62%
-------------------------------------------------------------------------------------------



Results for other share classes can be found on page 6.


--------------------------------------------------------------------------------
24  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND LINE GRAPH)

                   RIVERSOURCE PORTFOLIO
                      BUILDER MODERATE
                     CONSERVATIVE FUND
                          CLASS A           BARCLAYS CAPITAL
                      (INCLUDES SALES        U.S. AGGREGATE        RUSSELL 3000                                MSCI EAFE
                           CHARGE)            BOND INDEX(1)          INDEX(2)         BLENDED INDEX(3)          INDEX(4)
                   ---------------------    ----------------    ------------------    ----------------    ------------------
3/4/04                   $ 9,525                 $10,000             $10,000              $10,000               $10,000
4/04                       9,331                   9,826               9,577                9,765                 9,820
7/04                       9,343                   9,940               9,535                9,820                 9,757
10/04                      9,676                  10,242               9,881               10,147                10,403
1/05                       9,991                  10,318              10,423               10,420                11,393
4/05                       9,937                  10,342              10,245               10,387                11,334
7/05                      10,282                  10,416              11,147               10,722                11,860
10/05                     10,240                  10,358              10,928               10,663                12,337
1/06                      10,709                  10,503              11,743               11,081                14,045
4/06                      10,846                  10,416              12,097               11,187                15,188
7/06                      10,758                  10,568              11,720               11,171                14,768
10/06                     11,199                  10,895              12,717               11,705                15,797
1/07                      11,528                  10,953              13,400               11,981                16,900
4/07                      11,829                  11,182              13,849               12,324                18,274
7/07                      11,854                  11,157              13,605               12,271                18,375
10/07                     12,442                  11,482              14,566               12,805                19,815
1/08                      11,989                  11,918              12,988               12,555                17,009
4/08                      12,008                  11,950              13,135               12,694                18,034
7/08                      11,552                  11,843              12,200               12,278                16,219
10/08                     10,016                  11,517               9,234               10,854                10,633
1/09                       9,674                  12,226               7,940               10,750                 9,624
4/09                      10,196                  12,409               8,545               11,165                10,383
7/09                      11,132                  12,772               9,734               11,981                12,625
10/09                     11,638                  13,104              10,234               12,422                13,654
1/10                      11,905                  13,134              10,724               12,655                13,512
                   CITIGROUP 3-MONTH
                     U.S. TREASURY
                     BILL INDEX(5)
                   -----------------
3/4/04                  $10,000
4/04                     10,016
7/04                     10,042
10/04                    10,078
1/05                     10,127
4/05                     10,188
7/05                     10,262
10/05                    10,348
1/06                     10,447
4/06                     10,558
7/06                     10,684
10/06                    10,818
1/07                     10,954
4/07                     11,089
7/07                     11,225
10/07                    11,353
1/08                     11,458
4/08                     11,522
7/08                     11,567
10/08                    11,615
1/09                     11,632
4/09                     11,638
7/09                     11,642
10/09                    11,647
1/10                     11,649




(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Portfolio Builder Moderate Conservative Fund Blended Index consists of 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index are shown in the table because they are separate components of the Blended Index.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  25

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Fund Class A shares (from 3/4/04 to 1/31/10) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and the Russell(R) 3000 Index, as well as a Blended Index, consisting of the Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2010
                                                                                    SINCE
                                                                                  INCEPTION
                                                     1 YEAR   3 YEARS   5 YEARS     3/4/04
PORTFOLIO BUILDER MODERATE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $12,111    $9,263   $10,651    $11,774
-------------------------------------------------------------------------------------------
     Average annual total return                    +21.11%    -2.52%    +2.12%     +2.80%
-------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
     Cumulative value of $10,000                    $10,851   $12,112   $11,628    $13,134
-------------------------------------------------------------------------------------------
     Average annual total return                     +8.51%    +6.60%    +5.16%     +4.90%
-------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(2)
     Cumulative value of $10,000                    $13,505    $8,002   $10,172    $10,724
-------------------------------------------------------------------------------------------
     Average annual total return                    +35.05%    -7.16%    +0.57%     +1.19%
-------------------------------------------------------------------------------------------
BLENDED INDEX(3)
     Cumulative value of $10,000                    $12,244   $10,000   $11,087    $12,441
-------------------------------------------------------------------------------------------
     Average annual total return                    +22.44%    +0.00%    +3.50%     +3.76%
-------------------------------------------------------------------------------------------
MSCI EAFE INDEX(4)
     Cumulative value of $10,000                    $14,039    $7,995   $11,077    $13,512
-------------------------------------------------------------------------------------------
     Average annual total return                    +40.39%    -7.19%    +3.47%     +5.22%
-------------------------------------------------------------------------------------------



Results for other share classes can be found on page 8.


--------------------------------------------------------------------------------
26  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND LINE GRAPH)


                     RIVERSOURCE PORTFOLIO
                        BUILDER MODERATE
                           FUND CLASS         BARCLAYS CAPITAL
                          A (INCLUDES          U.S. AGGREGATE        RUSSELL 3000                                MSCI EAFE
                         SALES CHARGE)          BOND INDEX(1)          INDEX(2)         BLENDED INDEX(3)         INDEX(4)
                     ---------------------    ----------------    ------------------    ----------------    ------------------
3/4/04                    $ 9,425                 $10,000              $10,000              $10,000               $10,000
4/04                        9,233                   9,826                9,577                9,726                 9,820
7/04                        9,205                   9,940                9,535                9,762                 9,757
10/04                       9,595                  10,242                9,881               10,117                10,403
1/05                        9,992                  10,318               10,423               10,476                11,393
4/05                        9,887                  10,342               10,245               10,414                11,334
7/05                       10,385                  10,416               11,147               10,863                11,860
10/05                      10,315                  10,358               10,928               10,792                12,337
1/06                       10,954                  10,503               11,743               11,336                14,045
4/06                       11,171                  10,416               12,097               11,516                15,188
7/06                       10,983                  10,568               11,720               11,424                14,768
10/06                      11,538                  10,895               12,717               12,068                15,797
1/07                       11,981                  10,953               13,400               12,441                16,900
4/07                       12,333                  11,182               13,849               12,844                18,274
7/07                       12,336                  11,157               13,605               12,765                18,375
10/07                      13,072                  11,482               14,566               13,417                19,815
1/08                       12,302                  11,918               12,988               12,855                17,009
4/08                       12,404                  11,950               13,135               13,044                18,034
7/08                       11,775                  11,843               12,200               12,467                16,219
10/08                       9,667                  11,517                9,234               10,528                10,633
1/09                        9,164                  12,226                7,940               10,161                 9,624
4/09                        9,792                  12,409                8,545               10,658                10,383
7/09                       10,904                  12,772                9,734               11,668                12,625
10/09                      11,455                  13,104               10,234               12,175                13,654
1/10                       11,774                  13,134               10,724               12,441                13,512




(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Portfolio Builder Moderate Fund Blended Index consists of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  27

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Aggressive Fund Class A shares (from 3/4/04 to 1/31/10) as compared to the performance of the Russell(R) 3000 Index and Barclays Capital U.S. Aggregate Bond Index, as well as a Blended Index, consisting of the Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2010
                                                                                    SINCE
                                                                                  INCEPTION
                                                     1 YEAR   3 YEARS   5 YEARS     3/4/04
PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $12,399    $8,672   $10,412    $11,338
-------------------------------------------------------------------------------------------
     Average annual total return                    +23.99%    -4.64%    +1.36%     +2.14%
-------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000                    $13,505    $8,002   $10,172    $10,724
-------------------------------------------------------------------------------------------
     Average annual total return                    +35.05%    -7.16%    +0.57%     +1.19%
-------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000                    $10,851   $12,112   $11,628    $13,134
-------------------------------------------------------------------------------------------
     Average annual total return                     +8.51%    +6.60%    +5.16%     +4.90%
-------------------------------------------------------------------------------------------
BLENDED INDEX(3)
     Cumulative value of $10,000                    $12,667    $9,383   $10,886    $12,117
-------------------------------------------------------------------------------------------
     Average annual total return                    +26.67%    -2.10%    +2.87%     +3.30%
-------------------------------------------------------------------------------------------
MSCI EAFE INDEX(4)
     Cumulative value of $10,000                    $14,039    $7,995   $11,077    $13,512
-------------------------------------------------------------------------------------------
     Average annual total return                    +40.39%    -7.19%    +3.47%     +5.22%
-------------------------------------------------------------------------------------------



Results for other share classes can be found on page 10.


--------------------------------------------------------------------------------
28  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND LINE GRAPH)


                     RIVERSOURCE PORTFOLIO
                        BUILDER MODERATE
                      AGGRESSIVE FUND CLASS                         BARCLAYS CAPITAL
                          A (INCLUDES            RUSSELL 3000        U.S. AGGREGATE                              MSCI EAFE
                         SALES CHARGE)             INDEX(1)           BOND INDEX(2)     BLENDED INDEX(3)          INDEX(4)
                     ---------------------    ------------------    ----------------    ----------------    ------------------
3/4/04                   $  9,425                  $10,000              $10,000             $10,000               $10,000
4/04                        9,168                    9,577                9,826               9,696                 9,820
7/04                        9,117                    9,535                9,940               9,708                 9,757
10/04                       9,509                    9,881               10,242              10,078                10,403
1/05                        9,989                   10,423               10,318              10,519                11,393
4/05                        9,862                   10,245               10,342              10,430                11,334
7/05                       10,446                   11,147               10,416              10,993                11,860
10/05                      10,390                   10,928               10,358              10,918                12,337
1/06                       11,159                   11,743               10,503              11,588                14,045
4/06                       11,457                   12,097               10,416              11,857                15,188
7/06                       11,173                   11,720               10,568              11,681                14,768
10/06                      11,792                   12,717               10,895              12,430                15,797
1/07                       12,320                   13,400               10,953              12,911                16,900
4/07                       12,714                   13,849               11,182              13,374                18,274
7/07                       12,759                   13,605               11,157              13,273                18,375
10/07                      13,634                   14,566               11,482              14,038                19,815
1/08                       12,515                   12,988               11,918              13,125                17,009
4/08                       12,655                   13,135               11,950              13,360                18,034
7/08                       11,884                   12,200               11,843              12,629                16,219
10/08                       9,364                    9,234               11,517              10,209                10,633
1/09                        8,617                    7,940               12,226               9,565                 9,624
4/09                        9,271                    8,545               12,409              10,119                10,383
7/09                       10,450                    9,734               12,772              11,278                12,625
10/09                      10,998                   10,234               13,104              11,824                13,654
1/10                       11,338                   10,724               13,134              12,117                13,512




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Portfolio Builder Moderate Aggressive Fund Blended Index consists of 46% Russell 3000 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 19% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  29

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Aggressive Fund Class A shares (from 3/4/04 to 1/31/10) as compared to the performance of the Russell(R) 3000 Index and Barclays Capital U.S. Aggregate Bond Index, as well as a Blended Index, consisting of the Russell 3000 Index, MSCI EAFE Index and Barclays Capital U.S. Aggregate Bond Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2010
                                                                                    SINCE
                                                                                  INCEPTION
                                                     1 YEAR   3 YEARS   5 YEARS     3/4/04
PORTFOLIO BUILDER AGGRESSIVE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $12,749    $8,068   $10,185    $10,910
-------------------------------------------------------------------------------------------
     Average annual total return                    +27.49%    -6.91%    +0.61%     +1.48%
-------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000                    $13,505    $8,002   $10,172    $10,724
-------------------------------------------------------------------------------------------
     Average annual total return                    +35.05%    -7.16%    +0.57%     +1.19%
-------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000                    $10,851   $12,112   $11,628    $13,134
-------------------------------------------------------------------------------------------
     Average annual total return                     +8.51%    +6.60%    +5.16%     +4.90%
-------------------------------------------------------------------------------------------
BLENDED INDEX(3)
     Cumulative value of $10,000                    $13,099    $8,776   $10,662    $11,752
-------------------------------------------------------------------------------------------
     Average annual total return                    +30.99%    -4.26%    +2.16%     +2.77%
-------------------------------------------------------------------------------------------
MSCI EAFE INDEX(4)
     Cumulative value of $10,000                    $14,039    $7,995   $11,077    $13,512
-------------------------------------------------------------------------------------------
     Average annual total return                    +40.39%    -7.19%    +3.47%     +5.22%
-------------------------------------------------------------------------------------------



Results for other share classes can be found on page 12.


--------------------------------------------------------------------------------
30  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND LINE GRAPH)


                     RIVERSOURCE PORTFOLIO
                       BUILDER AGGRESSIVE
                           FUND CLASS                               BARCLAYS CAPITAL
                          A (INCLUDES            RUSSELL 3000        U.S. AGGREGATE                              MSCI EAFE
                         SALES CHARGE)             INDEX(1)           BOND INDEX(2)     BLENDED INDEX(3)          INDEX(4)
                     ---------------------    ------------------    ----------------    ----------------    ------------------
3/4/04                    $ 9,425                  $10,000              $10,000             $10,000               $10,000
4/04                        9,135                    9,577                9,826               9,665                 9,820
7/04                        9,041                    9,535                9,940               9,652                 9,757
10/04                       9,425                    9,881               10,242              10,037                10,403
1/05                        9,972                   10,423               10,318              10,559                11,393
4/05                        9,802                   10,245               10,342              10,442                11,334
7/05                       10,531                   11,147               10,416              11,121                11,860
10/05                      10,474                   10,928               10,358              11,041                12,337
1/06                       11,395                   11,743               10,503              11,841                14,045
4/06                       11,786                   12,097               10,416              12,202                15,188
7/06                       11,385                   11,720               10,568              11,940                14,768
10/06                      12,099                   12,717               10,895              12,797                15,797
1/07                       12,745                   13,400               10,953              13,392                16,900
4/07                       13,163                   13,849               11,182              13,916                18,274
7/07                       13,237                   13,605               11,157              13,794                18,375
10/07                      14,261                   14,566               11,482              14,681                19,815
1/08                       12,717                   12,988               11,918              13,386                17,009
4/08                       12,887                   13,135               11,950              13,675                18,034
7/08                       11,952                   12,200               11,843              12,777                16,219
10/08                       9,049                    9,234               11,517               9,864                10,633
1/09                        8,065                    7,940               12,226               8,972                 9,624
4/09                        8,736                    8,545               12,409               9,569                10,383
7/09                        9,991                    9,734               12,772              10,861                12,625
10/09                      10,547                   10,234               13,104              11,443                13,654
1/10                       10,910                   10,724               13,134              11,752                13,512




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Portfolio Builder Aggressive Fund Blended Index consists of 56% Russell 3000 Index, 24% MSCI EAFE Index and 20% Barclays Capital U.S. Aggregate Bond Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  31

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Total Equity Fund Class A shares (from 3/4/04 to 1/31/10) as compared to the performance of the Russell(R) 3000 Index, as well as a Blended Index, consisting of the Russell 3000 Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2010
                                                                                    SINCE
                                                                                  INCEPTION
                                                     1 YEAR   3 YEARS   5 YEARS     3/4/04
PORTFOLIO BUILDER TOTAL EQUITY FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $13,094    $7,456    $9,914    $10,431
-------------------------------------------------------------------------------------------
     Average annual total return                    +30.94%    -9.32%    -0.29%     +0.72%
-------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000                    $13,505    $8,002   $10,172    $10,724
-------------------------------------------------------------------------------------------
     Average annual total return                    +35.05%    -7.16%    +0.57%     +1.19%
-------------------------------------------------------------------------------------------
BLENDED INDEX(2)
     Cumulative value of $10,000                    $13,673    $7,989   $10,343    $11,226
-------------------------------------------------------------------------------------------
     Average annual total return                    +36.73%    -7.21%    +1.13%     +1.97%
-------------------------------------------------------------------------------------------
MSCI EAFE INDEX(3)
     Cumulative value of $10,000                    $14,039    $7,995   $11,077    $13,512
-------------------------------------------------------------------------------------------
     Average annual total return                    +40.39%    -7.19%    +3.47%     +5.22%
-------------------------------------------------------------------------------------------



Results for other share classes can be found on page 14.


--------------------------------------------------------------------------------
32  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND LINE GRAPH)


                        RIVERSOURCE PORTFOLIO
                            BUILDER TOTAL
                             EQUITY FUND
                               CLASS A
                           (INCLUDES SALES          RUSSELL 3000                                MSCI EAFE
                               CHARGE)               INDEX(1)          BLENDED INDEX(2)          INDEX(3)
                        ---------------------    ------------------    ----------------    ------------------
3/4/04                       $ 9,425                 $10,000               $10,000               $10,000
4/04                           9,079                   9,577                 9,625                 9,820
7/04                           8,948                   9,535                 9,579                 9,757
10/04                          9,351                   9,881                 9,983                10,403
1/05                           9,973                  10,423                10,611                11,393
4/05                           9,774                  10,245                10,456                11,334
7/05                          10,625                  11,147                11,289                11,860
10/05                         10,568                  10,928                11,202                12,337
1/06                          11,667                  11,743                12,180                14,045
4/06                          12,133                  12,097                12,671                15,188
7/06                          11,608                  11,720                12,286                14,768
10/06                         12,434                  12,717                13,295                15,797
1/07                          13,184                  13,400                14,052                16,900
4/07                          13,644                  13,849                14,664                18,274
7/07                          13,727                  13,605                14,508                18,375
10/07                         14,930                  14,566                15,568                19,815
1/08                          12,916                  12,988                13,727                17,009
4/08                          13,137                  13,135                14,084                18,034
7/08                          12,033                  12,200                12,956                16,219
10/08                          8,710                   9,234                 9,400                10,633
1/09                           7,508                   7,940                 8,210                 9,624
4/09                           8,205                   8,545                 8,843                10,383
7/09                           9,500                   9,734                10,277                12,625
10/09                         10,061                  10,234                10,898                13,654
1/10                          10,431                  10,724                11,226                13,512




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Portfolio Builder Total Equity Fund Blended Index consists of 70% Russell 3000 Index and 30% MSCI EAFE Index.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  33

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

Fund holdings at Jan. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap,
     small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    1.6%                  1.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 0.6%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          1.4%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             1.7%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  0.9%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Equity Value Fund                          0.1%                   --%
--------------------------------------------------------------------------------------
RiverSource Global Technology Fund(1)                   --%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Growth Fund(2)                              --%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund(3)                    --%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund(4)                     --%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        0.7%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         0.4%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            0.8%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            1.5%                  1.4%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          1.9%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           1.8%                  1.8%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.3%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 0.5%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             0.4%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              0.4%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.9%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure Fund           0.9%                  2.2%
--------------------------------------------------------------------------------------
Seligman Communications and Information Fund           0.3%                   --%
--------------------------------------------------------------------------------------
Seligman Global Technology Fund                        0.2%                   --%
--------------------------------------------------------------------------------------
Seligman Growth Fund                                   2.0%                   --%
--------------------------------------------------------------------------------------
Seligman Large-Cap Value Fund                          0.4%                   --%
--------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                        0.3%                  0.4%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            1.2%                  1.2%
======================================================================================
                                                      22.2%                 23.1%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     23.4%                 23.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           7.6%                  3.9%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.8%                  9.8%
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                20.4%                 23.3%
--------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                13.6%                 11.0%
======================================================================================
                                                      72.8%                 71.3%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       5.0%                  5.6%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



(1) RiverSource Global Technology Fund merged into Seligman Global Technology Fund as of Sept. 11, 2009.
(2) RiverSource Growth Fund merged into Seligman Growth Fund as of Sept. 11,
    2009.
(3) RiverSource Large Cap Equity Fund merged into RiverSource Disciplined Equity Fund as of Sept. 11, 2009.
(4) RiverSource Large Cap Value Fund merged into RiverSource Equity Value Fund as of Sept. 11, 2009.


--------------------------------------------------------------------------------
34  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)



Equity Funds(1)                                       22.2%
----------------------------------------------------------------

Fixed Income Funds(2)                                 72.8%
----------------------------------------------------------------

Cash Equivalents(3)                                    5.0%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 9.8%, International 6.3%, Real Estate 1.9%, U.S. Mid Cap 2.5%, Dividend Income 0.9% and U.S. Small Cap 0.8%.
(2) Includes Investment Grade 57.4%, Inflation Protected Securities 7.8% and Global Bond 7.6%.
(3) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)


RiverSource Diversified Bond Fund                      23.4%
-----------------------------------------------------------------
RiverSource Limited Duration Bond Fund                 20.4%
-----------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                 13.6%
-----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                  7.8%
-----------------------------------------------------------------
RiverSource Global Bond Fund                            7.6%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  35

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

Fund holdings at Jan. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap,
     small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    2.6%                  3.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 0.9%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          2.5%                  2.6%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             3.0%                  3.5%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  1.5%                  1.6%
--------------------------------------------------------------------------------------
RiverSource Equity Value Fund                          0.2%                   --%
--------------------------------------------------------------------------------------
RiverSource Global Technology Fund(1)                   --%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Growth Fund(2)                              --%                  3.5%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund(3)                    --%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund(4)                     --%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        1.2%                  1.2%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         0.7%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            1.3%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            2.5%                  2.5%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          2.9%                  2.9%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           2.8%                  2.8%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.5%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 0.9%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             0.6%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              0.7%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.9%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure Fund           1.4%                  2.2%
--------------------------------------------------------------------------------------
Seligman Communications and Information Fund           0.6%                   --%
--------------------------------------------------------------------------------------
Seligman Global Technology Fund                        0.4%                   --%
--------------------------------------------------------------------------------------
Seligman Growth Fund                                   3.4%                   --%
--------------------------------------------------------------------------------------
Seligman Large-Cap Value Fund                          0.7%                   --%
--------------------------------------------------------------------------------------
Threadneedle Emerging Markets Fund                     1.0%                  1.1%
--------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                        0.6%                  0.8%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            1.8%                  1.8%
======================================================================================
                                                      36.6%                 37.7%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     27.9%                 25.4%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         1.3%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           6.2%                  5.7%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  4.5%                  2.5%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.3%                  7.9%
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                10.9%                 11.9%
--------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                 6.3%                  4.6%
======================================================================================
                                                      63.4%                 59.3%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                        --%                  3.0%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



(1) RiverSource Global Technology Fund merged into Seligman Global Technology Fund as of Sept. 11, 2009.


--------------------------------------------------------------------------------
36  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



(2) RiverSource Growth Fund merged into Seligman Growth Fund as of Sept. 11,
    2009.
(3) RiverSource Large Cap Equity Fund merged into RiverSource Disciplined Equity Fund as of Sept. 11, 2009.
(4) RiverSource Large Cap Value Fund merged into RiverSource Equity Value Fund as of Sept. 11, 2009.

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)



Equity Funds(1)                                       36.6%
----------------------------------------------------------------

Fixed Income Funds(2)                                 63.4%
----------------------------------------------------------------

Cash Equivalents(3)                                     --%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 16.7%, International 10.8%, U.S. Mid Cap 4.3%, Real Estate 1.9%, Dividend Income 1.5%, and U.S. Small Cap 1.4%.
(2) Includes Investment Grade 45.1%, Inflation Protected Securities 6.3%, Global Bond 6.2%, High Yield 4.5% and Floating Rate 1.3%.
(3) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)


RiverSource Diversified Bond Fund                      27.9%
-----------------------------------------------------------------
RiverSource Limited Duration Bond Fund                 10.9%
-----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                  6.3%
-----------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                  6.3%
-----------------------------------------------------------------
RiverSource Global Bond Fund                            6.2%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  37

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

Fund holdings at Jan. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap,
     small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    3.9%                  4.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 1.3%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          3.6%                  3.9%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             4.4%                  5.0%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  2.3%                  2.4%
--------------------------------------------------------------------------------------
RiverSource Equity Value Fund                          0.4%                   --%
--------------------------------------------------------------------------------------
RiverSource Global Technology Fund(1)                   --%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Growth Fund(2)                              --%                  5.1%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund(3)                    --%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund(4)                     --%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        1.7%                  1.7%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         1.0%                  1.0%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            1.9%                  1.9%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            3.7%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          4.2%                  4.2%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           4.1%                  4.1%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.7%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 1.3%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             0.9%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              1.1%                  1.0%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.9%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure Fund           2.1%                  2.2%
--------------------------------------------------------------------------------------
Seligman Communications and Information Fund           0.8%                   --%
--------------------------------------------------------------------------------------
Seligman Global Technology Fund                        0.6%                   --%
--------------------------------------------------------------------------------------
Seligman Growth Fund                                   5.0%                   --%
--------------------------------------------------------------------------------------
Seligman Large-Cap Value Fund                          1.0%                   --%
--------------------------------------------------------------------------------------
Threadneedle Emerging Markets Fund                     1.5%                  1.6%
--------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                        0.9%                  1.1%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            2.6%                  2.7%
======================================================================================
                                                      52.9%                 53.2%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     28.3%                 26.1%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         1.0%                  1.2%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           4.6%                  5.7%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  6.2%                  6.2%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 4.7%                  6.0%
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                 1.4%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                 0.9%                   --%
======================================================================================
                                                      47.1%                 46.7%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                        --%                  0.1%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



(1) RiverSource Global Technology Fund merged into Seligman Global Technology Fund as of Sept. 11, 2009.


--------------------------------------------------------------------------------
38  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



(2) RiverSource Growth Fund merged into Seligman Growth Fund as of Sept. 11,
    2009.
(3) RiverSource Large Cap Equity Fund merged into RiverSource Disciplined Equity Fund as of Sept. 11, 2009.
(4) RiverSource Large Cap Value Fund merged into RiverSource Equity Value Fund as of Sept. 11, 2009.

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)



Equity Funds(1)                                       52.9%
----------------------------------------------------------------

Fixed Income Funds(2)                                 47.1%
----------------------------------------------------------------

Cash Equivalents(3)                                     --%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 24.6%, International 15.8%, U.S. Mid Cap 6.3%, Dividend Income 2.3%, U.S. Small Cap 2.0% and Real Estate 1.9%.
(2) Includes Investment Grade 30.6%, High Yield 6.2%, Inflation Protected Securities 4.7%, Global Bond 4.6% and Floating Rate 1.0%.
(3) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)


RiverSource Diversified Bond Fund                      28.3%
-----------------------------------------------------------------
RiverSource Income Opportunities Fund                   6.2%
-----------------------------------------------------------------
Seligman Growth Fund                                    5.0%
-----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                  4.7%
-----------------------------------------------------------------
RiverSource Global Bond Fund                            4.6%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  39

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

Fund holdings at Jan. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap,
     small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    5.1%                  5.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 1.7%                  1.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          4.7%                  5.0%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             5.7%                  6.6%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  3.0%                  3.1%
--------------------------------------------------------------------------------------
RiverSource Equity Value Fund                          0.5%                   --%
--------------------------------------------------------------------------------------
RiverSource Global Technology Fund(1)                   --%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Growth Fund(2)                              --%                  6.7%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund(3)                    --%                  1.1%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund(4)                     --%                  0.5%
--------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real
  Estate Fund                                          0.2%                   --%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        2.2%                  2.2%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         1.3%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            2.4%                  2.4%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            4.8%                  4.7%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          5.5%                  5.5%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           5.4%                  5.4%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.9%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 1.7%                  1.7%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             1.2%                  1.2%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              1.4%                  1.4%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.8%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure Fund           2.7%                  2.2%
--------------------------------------------------------------------------------------
Seligman Capital Fund                                  0.1%                   --%
--------------------------------------------------------------------------------------
Seligman Communications and Information Fund           1.1%                   --%
--------------------------------------------------------------------------------------
Seligman Global Technology Fund                        0.7%                   --%
--------------------------------------------------------------------------------------
Seligman Growth Fund                                   6.5%                   --%
--------------------------------------------------------------------------------------
Seligman Large-Cap Value Fund                          1.3%                   --%
--------------------------------------------------------------------------------------
Threadneedle Emerging Markets Fund                     2.0%                  2.1%
--------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                        1.1%                  1.5%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            3.4%                  3.5%
======================================================================================
                                                      68.4%                 68.5%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     18.6%                 16.6%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         1.0%                  0.8%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3.7%                  4.4%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  4.2%                  4.8%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 3.2%                  4.0%
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                 0.9%                  0.8%
======================================================================================
                                                      31.6%                 31.4%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                        --%                  0.1%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
40  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



(1) RiverSource Global Technology Fund merged into Seligman Global Technology Fund as of Sept. 11, 2009.
(2) RiverSource Growth Fund merged into Seligman Growth Fund as of Sept. 11,
    2009.
(3) RiverSource Large Cap Equity Fund merged into RiverSource Disciplined Equity Fund as of Sept. 11, 2009.
(4) RiverSource Large Cap Value Fund merged into RiverSource Equity Value Fund as of Sept. 11, 2009.

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)



Equity Funds(1)                                       68.4%
----------------------------------------------------------------

Fixed Income Funds(2)                                 31.6%
----------------------------------------------------------------

Cash Equivalents(3)                                     --%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 32.1%, International 20.6%, U.S. Mid Cap 8.2%, Dividend Income 3.0%, U.S. Small Cap 2.6% and Real Estate 1.9%.
(2) Includes Investment Grade 19.5%, High Yield 4.2%, Global Bond 3.7%, Inflation Protected Securities 3.2% and Floating Rate 1.0%.
(3) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)


RiverSource Diversified Bond Fund                      18.6%
-----------------------------------------------------------------
Seligman Growth Fund                                    6.5%
-----------------------------------------------------------------
RiverSource Diversified Equity Income Fund              5.7%
-----------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                           5.5%
-----------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                            5.4%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  41

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

Fund holdings at Jan. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap,
     small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    6.3%                  7.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 2.1%                  2.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          5.8%                  6.3%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             7.1%                  8.1%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  3.7%                  3.8%
--------------------------------------------------------------------------------------
RiverSource Equity Value Fund                          0.6%                   --%
--------------------------------------------------------------------------------------
RiverSource Global Technology Fund(1)                   --%                  0.8%
--------------------------------------------------------------------------------------
RiverSource Growth Fund(2)                              --%                  8.3%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund(3)                    --%                  1.4%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund(4)                     --%                  0.6%
--------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund            0.5%                   --%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        2.4%                  2.8%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         1.6%                  1.6%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            2.6%                  3.0%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            5.9%                  5.8%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          6.8%                  6.8%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           6.6%                  6.6%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 1.1%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 2.1%                  2.1%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             1.5%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              1.4%                  1.6%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           2.0%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure Fund           3.3%                  2.2%
--------------------------------------------------------------------------------------
Seligman Capital Fund                                  0.8%                   --%
--------------------------------------------------------------------------------------
Seligman Communications and Information Fund           1.3%                   --%
--------------------------------------------------------------------------------------
Seligman Global Technology Fund                        0.9%                   --%
--------------------------------------------------------------------------------------
Seligman Growth Fund                                   8.0%                   --%
--------------------------------------------------------------------------------------
Seligman Large-Cap Value Fund                          1.6%                   --%
--------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Fund                        0.3%                   --%
--------------------------------------------------------------------------------------
Threadneedle Emerging Markets Fund                     2.4%                  2.6%
--------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                        0.9%                  1.8%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            4.2%                  4.3%
======================================================================================
                                                      83.8%                 83.6%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      9.5%                  7.3%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         0.5%                  1.0%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           1.9%                  2.5%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  2.2%                  3.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 1.6%                  2.1%
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                 0.5%                  0.4%
======================================================================================
                                                      16.2%                 16.4%

--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
42  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                        --%                   --%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



(1) RiverSource Global Technology Fund merged into Seligman Global Technology Fund as of Sept. 11, 2009.
(2) RiverSource Growth Fund merged into Seligman Growth Fund as of Sept. 11,
    2009.
(3) RiverSource Large Cap Equity Fund merged into RiverSource Disciplined Equity Fund as of Sept. 11, 2009.
(4) RiverSource Large Cap Value Fund merged into RiverSource Equity Value Fund as of Sept. 11, 2009.

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)



Equity Funds(1)                                       83.8%
----------------------------------------------------------------

Fixed Income Funds(2)                                 16.2%
----------------------------------------------------------------

Cash Equivalents(3)                                     --%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 40.2%, International 25.0%, U.S. Mid Cap 9.3%, Dividend Income 3.7%, U.S. Small Cap 3.2% and Real Estate 2.4%.
(2) Includes Investment Grade 10.0%, High Yield 2.2%, Global Bond 1.9%, Inflation Protected Securities 1.6% and Floating Rate 0.5%.
(3) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)


RiverSource Diversified Bond Fund                      9.5%
-----------------------------------------------------------------
Seligman Growth Fund                                   8.0%
-----------------------------------------------------------------
RiverSource Diversified Equity Income Fund             7.1%
-----------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          6.8%
-----------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           6.6%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  43

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

Fund holdings at Jan. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap,
     small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    7.6%                  8.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 2.5%                  2.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          7.0%                  7.5%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             8.4%                  9.8%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  4.4%                  4.6%
--------------------------------------------------------------------------------------
RiverSource Equity Value Fund                          0.7%                   --%
--------------------------------------------------------------------------------------
RiverSource Global Technology Fund(1)                   --%                  1.0%
--------------------------------------------------------------------------------------
RiverSource Growth Fund(2)                              --%                  9.9%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund(3)                    --%                  1.7%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund(4)                     --%                  0.7%
--------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund            0.7%                   --%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        2.6%                  3.4%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         1.9%                  1.9%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            2.9%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            7.1%                  7.0%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          8.2%                  8.2%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           7.9%                  8.0%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 1.3%                  1.0%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 2.6%                  2.6%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             1.6%                  1.8%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              0.9%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           2.0%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure Fund           3.9%                  2.2%
--------------------------------------------------------------------------------------
Seligman Capital Fund                                  1.5%                     %
--------------------------------------------------------------------------------------
Seligman Communications and Information Fund           1.6%                   --%
--------------------------------------------------------------------------------------
Seligman Frontier Fund                                 0.2%                   --%
--------------------------------------------------------------------------------------
Seligman Global Technology Fund                        1.1%                   --%
--------------------------------------------------------------------------------------
Seligman Growth Fund                                   9.6%                   --%
--------------------------------------------------------------------------------------
Seligman Large-Cap Value Fund                          1.9%                   --%
--------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Fund                        1.1%                   --%
--------------------------------------------------------------------------------------
Threadneedle Emerging Markets Fund                     2.9%                  3.2%
--------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                        0.9%                  2.2%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            5.0%                  5.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                        --%                   --%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



(1) RiverSource Global Technology Fund merged into Seligman Global Technology Fund as of Sept. 11, 2009.
(2) RiverSource Growth Fund merged into Seligman Growth Fund as of Sept. 11,
    2009.
(3) RiverSource Large Cap Equity Fund merged into RiverSource Disciplined Equity Fund as of Sept. 11, 2009.
(4) RiverSource Large Cap Value Fund merged into RiverSource Equity Value Fund as of Sept. 11, 2009.


--------------------------------------------------------------------------------
44  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)


Equity Funds(1)                                      100.0%
----------------------------------------------------------------

Cash Equivalents(2)                                     --%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 48.6%, International 29.8%, U.S. Mid Cap 10.7%, Dividend Income 4.4%, U.S. Small Cap 3.8% and Real Estate 2.7%.
(2) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)


Seligman Growth Fund                                   9.6%
-----------------------------------------------------------------
RiverSource Diversified Equity Income Fund             8.4%
-----------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          8.2%
-----------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           7.9%
-----------------------------------------------------------------
RiverSource Disciplined Equity Fund                    7.6%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  45

FUND EXPENSES EXAMPLES  --------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which each Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
46  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Conservative Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2009   JAN. 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,059.20         $2.41             $5.39
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.59         $2.37             $5.29
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,054.10         $6.30             $9.27
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.80         $6.19             $9.11
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,054.70         $6.30             $9.27
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.80         $6.19             $9.11
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,059.10         $2.00             $4.98
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.99         $1.97             $4.89
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .47%               .58%             1.05%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.23%               .58%             1.81%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.23%               .58%             1.81%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .39%               .58%              .97%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.65% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2010, the actual direct and indirect expenses paid would have been $5.75 for Class A, $9.63 for Class B, $9.63 for Class C and $5.34 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.65 for Class A, $9.46 for Class B, $9.46 for Class C and $5.25 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2010: +5.92% for Class A, +5.41% for Class B, +5.47% for Class C and +5.91% for Class R4.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  47

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------


RiverSource Portfolio Builder Moderate Conservative Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2009   JAN. 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,069.40         $2.27             $5.52
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.74         $2.22             $5.40
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,065.50         $6.18             $9.42
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.95         $6.04             $9.21
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,066.00         $6.18             $9.43
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.95         $6.04             $9.21
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,071.30         $1.91             $5.16
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.09         $1.87             $5.04
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .44%               .63%             1.07%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.20%               .63%             1.83%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.20%               .63%             1.83%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .37%               .63%             1.00%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2010, the actual direct and indirect expenses paid would have been $5.83 for Class A, $9.73 for Class B, $9.74 for Class C and $5.47 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.70 for Class A, $9.51 for Class B, $9.51 for Class C and $5.35 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2010: +6.94% for Class A, +6.55% for Class B, +6.60% for Class C and +7.13% for Class R4.


--------------------------------------------------------------------------------
48  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Moderate Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2009   JAN. 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,079.80         $2.28             $5.81
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.74         $2.22             $5.65
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,076.20         $6.21             $9.73
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.95         $6.04             $9.46
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,075.40         $6.16             $9.68
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.00         $5.99             $9.41
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,080.50         $1.82             $5.34
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.19         $1.77             $5.20
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .44%               .68%             1.12%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.20%               .68%             1.88%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.19%               .68%             1.87%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .35%               .68%             1.03%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.73% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2010, the actual direct and indirect expenses paid would have been $6.07 for Class A, $9.99 for Class B, $9.93 for Class C and $5.60 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.90 for Class A, $9.71 for Class B, $9.66 for Class C and $5.45 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2010: +7.98% for Class A, +7.62% for Class B, +7.54% for Class C and +8.05% for Class R4.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  49

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------


RiverSource Portfolio Builder Moderate Aggressive Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2009   JAN. 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,085.00         $2.50             $ 6.24
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.54         $2.42             $ 6.05
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,081.30         $6.43             $10.17
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.75         $6.24             $ 9.86
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,080.70         $6.38             $10.12
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.80         $6.19             $ 9.81
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,085.60         $1.82             $ 5.56
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.19         $1.77             $ 5.40
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .48%               .72%             1.20%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.24%               .72%             1.96%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.23%               .72%             1.95%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .35%               .72%             1.07%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.77% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2010, the actual direct and indirect expenses paid would have been $6.50 for Class A, $10.43 for Class B, $10.37 for Class C and $5.82 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.30 for Class A, $10.12 for Class B, $10.07 for Class C and $5.65 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2010: +8.50% for Class A, +8.13% for Class B, +8.07% for Class C and +8.56% for Class R4.


--------------------------------------------------------------------------------
50  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Aggressive Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2009   JAN. 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,091.90         $2.66             $ 6.57
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.39         $2.57             $ 6.35
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,086.90         $6.61             $10.51
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.60         $6.39             $10.17
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,086.80         $6.56             $10.46
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.65         $6.34             $10.12
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,091.60         $1.88             $ 5.79
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.14         $1.82             $ 5.60
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .51%               .75%             1.26%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.27%               .75%             2.02%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.26%               .75%             2.01%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .36%               .75%             1.11%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.81% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2010, the actual direct and indirect expenses paid would have been $6.88 for Class A, $10.82 for Class B, $10.77 for Class C and $6.10 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.66 for Class A, $10.47 for Class B, $10.42 for Class C and $5.90 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2010: +9.19% for Class A, +8.69% for Class B, +8.68% for Class C and +9.16% for Class R4.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  51

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------


RiverSource Portfolio Builder Total Equity Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2009   JAN. 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,098.00         $2.67             $ 6.75
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.39         $2.57             $ 6.50
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,093.30         $6.63             $10.70
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.60         $6.39             $10.32
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,093.60         $6.52(e)          $10.60(e)
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.70         $6.29(e)          $10.22(e)
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,099.20         $1.88             $ 5.97
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.14         $1.82             $ 5.75
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .51%               .78%             1.29%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.27%               .78%             2.05%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.25%               .78%             2.03%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .36%               .78%             1.14%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.84% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2010, the actual direct and indirect expenses paid would have been $7.06 for Class A, $11.01 for Class B, $10.91 for Class C and $6.28 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.81 for Class A, $10.62 for Class B, $10.52 for Class C and $6.05 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2010: +9.80% for Class A, +9.33% for Class B, +9.36% for Class C and +9.92% for Class R4.
(e) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.26% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2010. If this change had been in place for the entire six month period ended Jan. 31, 2010, the actual direct expenses paid would have been $6.58 for Class C; the hypothetical direct expenses paid would have been $6.34 for Class C. Additionally, had this change been in place for the entire six month period ended Jan. 31, 2010, the actual direct and indirect expenses paid would have been $10.65 for Class C; the hypothetical direct and indirect expenses paid would have been $10.27 for Class C.


--------------------------------------------------------------------------------
52  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Conservative Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (22.2%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (0.9%)
RiverSource Dividend Opportunity Fund                   332,148            $2,212,105
-------------------------------------------------------------------------------------

INTERNATIONAL (6.3%)
RiverSource Disciplined International Equity
 Fund                                                   210,109             1,395,122
RiverSource Partners International Select
 Growth Fund                                            779,856             4,608,950
RiverSource Partners International Select
 Value Fund                                             782,150             4,466,075
RiverSource Partners International Small Cap
 Fund                                                   146,511               767,719
Seligman Global Technology Fund                          30,754(b)            531,744
Threadneedle Global Equity Fund                         135,978               844,422
Threadneedle International Opportunity Fund             370,991             2,826,954
                                                                      ---------------
Total                                                                      15,440,986
-------------------------------------------------------------------------------------

REAL ESTATE (1.9%)
RiverSource Real Estate Fund                            568,128             4,732,505
-------------------------------------------------------------------------------------

U.S. LARGE CAP (9.8%)
RiverSource Disciplined Equity Fund                     837,290             3,826,416
RiverSource Disciplined Large Cap Growth Fund           456,051             3,516,152
RiverSource Diversified Equity Income Fund              504,780             4,270,438
RiverSource Partners Fundamental Value Fund             814,642             3,584,427
RiverSource Recovery and Infrastructure Fund            128,708             2,122,399
Seligman Communications and Information Fund             20,879(b)            794,882
Seligman Growth Fund                                  1,208,059             4,868,475
Seligman Large Cap Value Fund                            78,252               969,539
                                                                      ---------------
Total                                                                      23,952,728
-------------------------------------------------------------------------------------

U.S. MID CAP (2.5%)
RiverSource Equity Value Fund                            40,409               358,427
RiverSource Mid Cap Growth Fund                         177,618(b)          1,637,641
RiverSource Mid Cap Value Fund                          155,048               973,701
RiverSource Partners Aggressive Growth Fund             256,996(b)          1,888,921
RiverSource Partners Select Value Fund                  341,789             1,309,051
                                                                      ---------------
Total                                                                       6,167,741
-------------------------------------------------------------------------------------

U.S. SMALL CAP (0.8%)
RiverSource Partners Small Cap Growth Fund              294,516(b)            924,781
RiverSource Partners Small Cap Value Fund               219,854(b)          1,022,320
                                                                      ---------------
Total                                                                       1,947,101
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $52,232,079)                                                       $54,453,166
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (72.7%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (7.6%)
RiverSource Global Bond Fund                          2,690,837           $18,701,320
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.8%)
RiverSource Inflation Protected Securities
 Fund                                                 1,887,683            19,178,861
-------------------------------------------------------------------------------------

INVESTMENT GRADE (57.3%)
RiverSource Diversified Bond Fund                    11,796,718            57,450,015
RiverSource Limited Duration Bond Fund                5,115,475(c)         50,182,810
RiverSource Short Duration U.S. Government
 Fund                                                 7,059,240            33,319,613
                                                                      ---------------
Total                                                                     140,952,438
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $173,839,732)                                                     $178,832,619
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (5.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     12,308,208           $12,308,208
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $12,308,208)                                                       $12,308,208
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $238,380,019)(d)                                                  $245,593,993
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $245,026,361 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $2,289,448
     Unrealized depreciation                                                     (1,721,816)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                   $567,632
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  53

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Conservative Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $245,593,993          $--             $--        $245,593,993
---------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
54  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (36.6%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (1.5%)
RiverSource Dividend Opportunity Fund                   979,380            $6,522,673
-------------------------------------------------------------------------------------

INTERNATIONAL (10.8%)
RiverSource Disciplined International Equity
 Fund                                                   558,191             3,706,388
RiverSource Partners International Select
 Growth Fund                                          2,051,877            12,126,592
RiverSource Partners International Select
 Value Fund                                           2,062,485            11,776,788
RiverSource Partners International Small Cap
 Fund                                                   386,950             2,027,618
Seligman Global Technology Fund                          89,288(b)          1,543,792
Threadneedle Emerging Markets Fund                      531,299             4,335,400
Threadneedle Global Equity Fund                         397,366             2,467,641
Threadneedle International Opportunity Fund             975,631             7,434,306
                                                                      ---------------
Total                                                                      45,418,525
-------------------------------------------------------------------------------------

REAL ESTATE (1.9%)
RiverSource Real Estate Fund                            979,570             8,159,819
-------------------------------------------------------------------------------------

U.S. LARGE CAP (16.8%)
RiverSource Disciplined Equity Fund                   2,463,751            11,259,340
RiverSource Disciplined Large Cap Growth Fund         1,348,102            10,393,863
RiverSource Diversified Equity Income Fund            1,482,158            12,539,059
RiverSource Partners Fundamental Value Fund           2,407,949            10,594,977
RiverSource Recovery and Infrastructure Fund            366,472             6,043,117
Seligman Communications and Information Fund             62,128(b)          2,365,194
Seligman Growth Fund                                  3,553,940            14,322,378
Seligman Large-Cap Value Fund                           233,435             2,892,260
                                                                      ---------------
Total                                                                      70,410,188
-------------------------------------------------------------------------------------

U.S. MID CAP (4.3%)
RiverSource Equity Value Fund                           120,804             1,071,530
RiverSource Mid Cap Growth Fund                         527,597(b)          4,864,447
RiverSource Mid Cap Value Fund                          454,126             2,851,912
RiverSource Partners Aggressive Growth Fund             743,974(b)          5,468,209
RiverSource Partners Select Value Fund                1,005,246             3,850,094
                                                                      ---------------
Total                                                                      18,106,192
-------------------------------------------------------------------------------------

U.S. SMALL CAP (1.3%)
RiverSource Partners Small Cap Growth Fund              854,966(b)          2,684,593
RiverSource Partners Small Cap Value Fund               647,052(b)          3,008,792
                                                                      ---------------
Total                                                                       5,693,385
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $161,572,757)                                                     $154,310,782
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (63.4%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.3%)
RiverSource Floating Rate Fund                          642,284            $5,485,110
-------------------------------------------------------------------------------------

GLOBAL BOND (6.2%)
RiverSource Global Bond Fund                          3,756,801(c)         26,109,768
-------------------------------------------------------------------------------------

HIGH YIELD (4.5%)
RiverSource Income Opportunities Fund                 1,980,714            18,856,396
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.4%)
RiverSource Inflation Protected Securities
 Fund                                                 2,641,658            26,839,247
-------------------------------------------------------------------------------------

INVESTMENT GRADE (45.0%)
RiverSource Diversified Bond Fund                    24,217,628           117,939,848
RiverSource Limited Duration Bond Fund                4,679,105(c)         45,902,016
RiverSource Short Duration U.S. Government
 Fund                                                 5,644,350            26,641,332
                                                                      ---------------
Total                                                                     190,483,196
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $258,900,746)                                                     $267,773,717
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
RiverSource Cash Management Fund                             29                   $29
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $29)                                                                       $29
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $420,473,532)(d)                                                  $422,084,528
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $434,493,531 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $1,780,761
     Unrealized depreciation                                                     (14,189,764)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(12,409,003)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  55

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $422,084,528          $--             $--        $422,084,528
---------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
56  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (52.9%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (2.3%)
RiverSource Dividend Opportunity Fund                 3,962,633           $26,391,135
-------------------------------------------------------------------------------------

INTERNATIONAL (15.8%)
RiverSource Disciplined International Equity
 Fund                                                 2,247,483            14,923,290
RiverSource Partners International Select
 Growth Fund                                          8,325,376(c)         49,202,971
RiverSource Partners International Select
 Value Fund                                           8,354,791(c)         47,705,859
RiverSource Partners International Small Cap
 Fund                                                 1,549,428(c)          8,119,004
Seligman Global Technology Fund                         366,268(b)          6,332,769
Threadneedle Emerging Markets Fund                    2,145,040            17,503,530
Threadneedle Global Equity Fund                       1,600,757             9,940,699
Threadneedle International Opportunity Fund           3,945,492(c)         30,064,651
                                                                      ---------------
Total                                                                     183,792,773
-------------------------------------------------------------------------------------

REAL ESTATE (1.9%)
RiverSource Real Estate Fund                          2,704,367(c)         22,527,376
-------------------------------------------------------------------------------------

U.S. LARGE CAP (24.6%)
RiverSource Disciplined Equity Fund                   9,991,053            45,659,114
RiverSource Disciplined Large Cap Growth Fund         5,449,945(c)         42,019,076
RiverSource Diversified Equity Income Fund            6,022,896            50,953,698
RiverSource Partners Fundamental Value Fund           9,735,137(c)         42,834,602
RiverSource Recovery and Infrastructure Fund          1,460,913(c)         24,090,463
Seligman Communications and Information Fund            252,618(b)          9,617,181
Seligman Growth Fund                                 14,385,886            57,975,119
Seligman Large-Cap Value Fund                           944,667            11,704,427
                                                                      ---------------
Total                                                                     284,853,680
-------------------------------------------------------------------------------------

U.S. MID CAP (6.3%)
RiverSource Equity Value Fund                           487,563             4,324,679
RiverSource Mid Cap Growth Fund                       2,179,907(b)         20,098,743
RiverSource Mid Cap Value Fund                        1,844,097            11,580,926
RiverSource Partners Aggressive Growth Fund           2,993,861(b,c)       22,004,882
RiverSource Partners Select Value Fund                4,041,937(c)         15,480,618
                                                                      ---------------
Total                                                                      73,489,848
-------------------------------------------------------------------------------------

U.S. SMALL CAP (2.0%)
RiverSource Partners Small Cap Growth Fund            3,465,841(b,c)       10,882,741
RiverSource Partners Small Cap Value Fund             2,602,407(b)         12,101,192
                                                                      ---------------
Total                                                                      22,983,933
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $675,343,693)                                                     $614,038,745
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (47.1%)
ISSUER                                                 SHARES                VALUE(a)
FLOATING RATE (1.0%)
RiverSource Floating Rate Fund                        1,319,763           $11,270,780
-------------------------------------------------------------------------------------

GLOBAL BOND (4.6%)
RiverSource Global Bond Fund                          7,640,791(c)         53,103,495
-------------------------------------------------------------------------------------

HIGH YIELD (6.2%)
RiverSource Income Opportunities Fund                 7,584,708(c)         72,206,418
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.7%)
RiverSource Inflation Protected Securities
 Fund                                                 5,376,192(c)         54,622,108
-------------------------------------------------------------------------------------

INVESTMENT GRADE (30.6%)
RiverSource Diversified Bond Fund                    67,268,000(c)        327,595,159
RiverSource Limited Duration Bond Fund                1,683,906            16,519,122
RiverSource Short Duration U.S. Government
 Fund                                                 2,306,594            10,887,121
                                                                      ---------------
Total                                                                     355,001,402
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $518,510,682)                                                     $546,204,203
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                            220                  $220
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $220)                                                                     $220
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,193,854,595)(d)                                              $1,160,243,168
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $1,234,649,102 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $50,686,110
     Unrealized depreciation                                                    (125,092,044)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(74,405,934)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  57

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                 $1,160,243,168         $--             $--        $1,160,243,168
----------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
58  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (68.4%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.0%)
RiverSource Dividend Opportunity Fund                 4,632,798           $30,854,432
-------------------------------------------------------------------------------------

INTERNATIONAL (20.6%)
RiverSource Disciplined International Equity
 Fund                                                 2,625,197            17,431,310
RiverSource Partners International Select
 Growth Fund                                          9,705,559(c)         57,359,854
RiverSource Partners International Select
 Value Fund                                           9,743,235(c)         55,633,873
RiverSource Partners International Small Cap
 Fund                                                 1,805,129(c)          9,458,876
Seligman Global Technology Fund                         425,503(b)          7,356,940
Threadneedle Emerging Markets Fund                    2,502,392            20,419,517
Threadneedle Global Equity Fund                       1,875,751            11,648,411
Threadneedle International Opportunity Fund           4,606,586(c)         35,102,185
                                                                      ---------------
Total                                                                     214,410,966
-------------------------------------------------------------------------------------

REAL ESTATE (2.0%)
RiverSource LaSalle Monthly Dividend Real
 Estate Fund                                            470,684(c)          1,600,327
RiverSource Real Estate Fund                          2,241,701(c)         18,673,368
                                                                      ---------------
Total                                                                      20,273,695
-------------------------------------------------------------------------------------

U.S. LARGE CAP (32.0%)
RiverSource Disciplined Equity Fund                  11,647,786            53,230,381
RiverSource Disciplined Large Cap Growth Fund         6,362,049(c)         49,051,400
RiverSource Diversified Equity Income Fund            7,029,309            59,467,955
RiverSource Partners Fundamental Value Fund          11,362,193(c)         49,993,650
RiverSource Recovery and Infrastructure Fund          1,692,494(c)         27,909,231
Seligman Capital Fund                                    45,674(b)            917,124
Seligman Communications and Information Fund            295,087(b)         11,233,972
Seligman Growth Fund                                 16,795,072            67,684,141
Seligman Large-Cap Value Fund                         1,096,113            13,580,836
                                                                      ---------------
Total                                                                     333,068,690
-------------------------------------------------------------------------------------

U.S. MID CAP (8.2%)
RiverSource Equity Value Fund                           565,372             5,014,852
RiverSource Mid Cap Growth Fund                       2,503,384(b)         23,081,205
RiverSource Mid Cap Value Fund                        2,169,134            13,622,162
RiverSource Partners Aggressive Growth Fund           3,419,972(b,c)       25,136,792
RiverSource Partners Select Value Fund                4,695,680(c)         17,984,454
                                                                      ---------------
Total                                                                      84,839,465
-------------------------------------------------------------------------------------

U.S. SMALL CAP (2.6%)
RiverSource Partners Small Cap Growth Fund            4,047,252(b,c)       12,708,372
RiverSource Partners Small Cap Value Fund             3,073,214(b)         14,290,447
                                                                      ---------------
Total                                                                      26,998,819
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $819,825,757)                                                     $710,446,067
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (31.5%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.0%)
RiverSource Floating Rate Fund                        1,186,719           $10,134,576
-------------------------------------------------------------------------------------

GLOBAL BOND (3.7%)
RiverSource Global Bond Fund                          5,492,319(c)         38,171,615
-------------------------------------------------------------------------------------

HIGH YIELD (4.1%)
RiverSource Income Opportunities Fund                 4,547,688(c)         43,293,991
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.2%)
RiverSource Inflation Protected Securities
 Fund                                                 3,233,050            32,847,788
-------------------------------------------------------------------------------------

INVESTMENT GRADE (19.5%)
RiverSource Diversified Bond Fund                    39,665,929           193,173,073
RiverSource Limited Duration Bond Fund                1,009,908             9,907,199
                                                                      ---------------
Total                                                                     203,080,272
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $314,402,413)                                                     $327,528,242
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                             23                   $23
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $23)                                                                       $23
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,134,228,193)(d)                                              $1,037,974,332
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $1,175,444,117 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $38,742,037
     Unrealized depreciation                                                    (176,211,822)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(137,469,785)
     ---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  59

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund


NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)



FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                 $1,037,974,332         $--             $--        $1,037,974,332
----------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
60  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Aggressive Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (83.8%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.7%)
RiverSource Dividend Opportunity Fund                 2,793,530           $18,604,909
-------------------------------------------------------------------------------------

INTERNATIONAL (25.0%)
RiverSource Disciplined International Equity
 Fund                                                 1,583,066            10,511,560
RiverSource Partners International Select
 Growth Fund                                          5,855,657(c)         34,606,930
RiverSource Partners International Select
 Value Fund                                           5,880,085            33,575,283
RiverSource Partners International Small Cap
 Fund                                                 1,090,697(c)          5,715,250
Seligman Global Technology Fund                         256,715(b)          4,438,607
Threadneedle Emerging Markets Fund                    1,514,477            12,358,136
Threadneedle Global Equity Fund                         754,218             4,683,696
Threadneedle International Opportunity Fund           2,777,275(c)         21,162,839
                                                                      ---------------
Total                                                                     127,052,301
-------------------------------------------------------------------------------------

REAL ESTATE (2.4%)
RiverSource LaSalle Global Real Estate Fund             716,932(c)          2,394,551
RiverSource Real Estate Fund                          1,198,513(c)          9,983,617
                                                                      ---------------
Total                                                                      12,378,168
-------------------------------------------------------------------------------------

U.S. LARGE CAP (40.2%)
RiverSource Disciplined Equity Fund                   7,027,415            32,115,288
RiverSource Disciplined Large Cap Growth Fund         3,839,500            29,602,543
RiverSource Diversified Equity Income Fund            4,239,336            35,864,780
RiverSource Partners Fundamental Value Fund           6,858,241(c)         30,176,260
RiverSource Recovery and Infrastructure Fund          1,013,393            16,710,852
Seligman Capital Fund                                   214,756(b)          4,312,299
Seligman Communications and Information Fund            177,295(b)          6,749,606
Seligman Growth Fund                                 10,121,672            40,790,339
Seligman Large-Cap Value Fund                           664,208             8,229,541
                                                                      ---------------
Total                                                                     204,551,508
-------------------------------------------------------------------------------------

U.S. MID CAP (9.3%)
RiverSource Equity Value Fund                           340,953             3,024,251
RiverSource Mid Cap Growth Fund                       1,303,130(b)         12,014,860
RiverSource Mid Cap Value Fund                        1,308,806             8,219,304
RiverSource Partners Aggressive Growth Fund           1,801,820(b)         13,243,379
RiverSource Partners Select Value Fund                2,841,364            10,882,423
                                                                      ---------------
Total                                                                      47,384,217
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.2%)
RiverSource Partners Small Cap Growth Fund            2,449,230(b,c)        7,690,581
RiverSource Partners Small Cap Value Fund             1,503,678(b)          6,992,100
Seligman Smaller-Cap Value Fund                         118,471(b)          1,525,904
                                                                      ---------------
Total                                                                      16,208,585
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $495,811,079)                                                     $426,179,688
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (16.2%)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.5%)
RiverSource Floating Rate Fund                          297,012            $2,536,482
-------------------------------------------------------------------------------------

GLOBAL BOND (1.9%)
RiverSource Global Bond Fund                          1,388,122             9,647,447
-------------------------------------------------------------------------------------

HIGH YIELD (2.2%)
RiverSource Income Opportunities Fund                 1,157,448            11,018,906
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (1.6%)
RiverSource Inflation Protected Securities
 Fund                                                   814,174             8,272,011
-------------------------------------------------------------------------------------

INVESTMENT GRADE (10.0%)
RiverSource Diversified Bond Fund                     9,981,185            48,608,369
RiverSource Limited Duration Bond Fund                  250,947             2,461,786
                                                                      ---------------
Total                                                                      51,070,155
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $77,753,398)                                                       $82,545,001
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                            132                  $132
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $132)                                                                     $132
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $573,564,609)(d)                                                  $508,724,821
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $600,965,883 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $18,443,729
     Unrealized depreciation                                                    (110,684,791)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(92,241,062)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  61

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Aggressive Fund




FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $508,724,821          $--             $--        $508,724,821
---------------------------------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
62  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Total Equity Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (100.1%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (4.4%)
RiverSource Dividend Opportunity Fund                 2,832,676           $18,865,623
-------------------------------------------------------------------------------------

INTERNATIONAL (29.8%)
RiverSource Disciplined International Equity
 Fund                                                 1,606,988            10,670,401
RiverSource Partners International Select
 Growth Fund                                          5,942,830(c)         35,122,125
RiverSource Partners International Select
 Value Fund                                           5,962,325            34,044,873
RiverSource Partners International Small Cap
 Fund                                                 1,107,646(c)          5,804,063
Seligman Global Technology Fund                         261,194(b)          4,516,041
Threadneedle Emerging Markets Fund                    1,534,277            12,519,697
Threadneedle Global Equity Fund                         642,901             3,992,418
Threadneedle International Opportunity Fund           2,818,585(c)         21,477,620
                                                                      ---------------
Total                                                                     128,147,238
-------------------------------------------------------------------------------------

REAL ESTATE (2.7%)
RiverSource LaSalle Global Real Estate Fund             956,748(c)          3,195,537
RiverSource Real Estate Fund                          1,020,529(c)          8,501,005
                                                                      ---------------
Total                                                                      11,696,542
-------------------------------------------------------------------------------------

U.S. LARGE CAP (48.7%)
RiverSource Disciplined Equity Fund                   7,134,760            32,605,853
RiverSource Disciplined Large Cap Growth Fund         3,896,716            30,043,683
RiverSource Diversified Equity Income Fund            4,299,464            36,373,467
RiverSource Partners Fundamental Value Fund           6,961,081(c)         30,628,754
RiverSource Recovery and Infrastructure Fund          1,025,582            16,911,848
Seligman Capital Fund                                   320,687(b)          6,439,393
Seligman Communications and Information Fund            180,354(b)          6,866,059
Seligman Growth Fund                                 10,265,401            41,369,567
Seligman Large-Cap Value Fund                           671,986             8,325,905
                                                                      ---------------
Total                                                                     209,564,529
-------------------------------------------------------------------------------------

U.S. MID CAP (10.7%)
RiverSource Equity Value Fund                           343,595             3,047,689
RiverSource Mid Cap Growth Fund                       1,206,375(b)         11,122,775
RiverSource Mid Cap Value Fund                        1,333,482             8,374,269
RiverSource Partners Aggressive Growth Fund           1,688,154(b)         12,407,931
RiverSource Partners Select Value Fund                2,877,333            11,020,185
                                                                      ---------------
Total                                                                      45,972,849
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.8%)
RiverSource Partners Small Cap Growth Fund            2,154,536(b,c)        6,765,243
RiverSource Partners Small Cap Value Fund               858,735(b)          3,993,116
Seligman Frontier Fund                                  114,228(b)          1,045,185
Seligman Smaller-Cap Value Fund                         352,676(b)          4,542,465
                                                                      ---------------
Total                                                                      16,346,009
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $504,312,502)                                                     $430,592,790
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                             23                   $23
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $23)                                                                       $23
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $504,312,525)(d)                                                  $430,592,813
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $535,835,857 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $12,833,350
     Unrealized depreciation                                                    (118,076,394)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(105,243,044)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  63

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Total Equity Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $430,592,813          $--             $--        $430,592,813
---------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
64  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                              RIVERSOURCE
                                                       RIVERSOURCE         PORTFOLIO BUILDER         RIVERSOURCE
                                                    PORTFOLIO BUILDER           MODERATE          PORTFOLIO BUILDER
                                                       CONSERVATIVE           CONSERVATIVE             MODERATE
JAN. 31, 2010                                              FUND                   FUND                   FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $238,380,019, $420,473,532
  and $1,193,854,595, respectively)                    $245,593,993           $422,084,528          $1,160,243,168
Capital shares receivable                                   476,499                682,667               1,792,903
Dividends receivable                                        120,551                214,475                 488,398
-------------------------------------------------------------------------------------------------------------------
Total assets                                            246,191,043            422,981,670           1,162,524,469
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                      350,025                469,488               1,312,895
Payable for affiliated investments purchased                 20,581                250,444                 293,276
Accrued distribution fees                                     2,864                  4,679                  12,607
Accrued transfer agency fees                                    881                  1,504                   4,507
Accrued administrative services fees                            135                    232                     639
Accrued plan administration services fees                        --                     --                       2
Other accrued expenses                                       66,108                185,696                 101,668
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                           440,594                912,043               1,725,594
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
  stock                                                $245,750,449           $422,069,627          $1,160,798,875
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                        $    251,856           $    439,346          $    1,228,327
Additional paid-in capital                              249,103,916            450,136,176           1,277,298,773
Undistributed net investment income                         255,703              1,358,426               5,282,405
Accumulated net realized gain (loss)                    (11,075,000)           (31,475,317)            (89,399,203)
Unrealized appreciation (depreciation) on
  affiliated investments                                  7,213,974              1,610,996             (33,611,427)
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                            $245,750,449           $422,069,627          $1,160,798,875
-------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                               Class A                 $188,324,159           $335,708,725           $936,670,111
                                        Class B                 $ 38,996,195           $ 60,124,214           $163,374,895
                                        Class C                 $ 18,361,827           $ 26,207,827           $ 60,532,854
                                        Class R4                $     68,268           $     28,861           $    221,015
Outstanding shares of capital stock:    Class A shares            19,284,494             34,921,226             99,022,922
                                        Class B shares             4,007,171              6,274,529             17,355,229
                                        Class C shares             1,886,873              2,735,790              6,431,212
                                        Class R4 shares                7,043                  3,017                 23,381
Net asset value per share:              Class A(1)              $       9.77           $       9.61           $       9.46
                                        Class B                 $       9.73           $       9.58           $       9.41
                                        Class C                 $       9.73           $       9.58           $       9.41
                                        Class R4                $       9.69           $       9.57           $       9.45
----------------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund and RiverSource Portfolio Builder Moderate Fund is $10.26, $10.09 and $10.04, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for RiverSource Portfolio Builder Conservative Fund and RiverSource Moderate Conservative Fund; and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for RiverSource Portfolio Builder Moderate Fund.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  65

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------


                                                       RIVERSOURCE
                                                    PORTFOLIO BUILDER         RIVERSOURCE            RIVERSOURCE
                                                         MODERATE          PORTFOLIO BUILDER      PORTFOLIO BUILDER
                                                        AGGRESSIVE             AGGRESSIVE            TOTAL EQUITY
JAN. 31, 2010                                              FUND                   FUND                   FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $1,134,228,193,
  $573,564,609, and $504,312,525,
  respectively)                                       $1,037,974,332          $508,724,821           $430,592,813
Capital shares receivable                                  1,725,006               627,507                527,833
Dividends receivable                                         291,951                73,716                     --
Receivable for affiliated investments sold                   563,229                45,557                     --
-------------------------------------------------------------------------------------------------------------------
Total assets                                           1,040,554,518           509,471,601            431,120,646
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                     2,150,374               613,223                572,663
Payable for affiliated investments purchased                      --                    --                211,533
Accrued distribution fees                                     11,066                 5,513                  4,681
Accrued transfer agency fees                                   5,032                 2,730                  2,455
Accrued administrative services fees                             573                   281                    238
Accrued plan administrative services fees                          6                     3                      2
Other accrued expenses                                        96,579                68,899                 78,006
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                          2,263,630               690,649                869,578
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
  stock                                               $1,038,290,888          $508,780,952           $430,251,068
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                       $    1,150,915          $    591,369           $    525,499
Additional paid-in capital                             1,240,470,387           635,476,635            575,918,061
Undistributed net investment income                        2,281,945             2,833,664              1,197,766
Accumulated net realized gain (loss)                    (109,358,498)          (65,280,928)           (73,670,546)
Unrealized appreciation (depreciation) on
  affiliated investments                                 (96,253,861)          (64,839,788)           (73,719,712)
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                           $1,038,290,888          $508,780,952           $430,251,068
-------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                             Class A                  $848,711,038            $411,905,718           $348,269,405
                                      Class B                  $143,830,084            $ 69,631,727           $ 56,041,391
                                      Class C                  $ 44,907,699            $ 26,852,423           $ 25,712,743
                                      Class R4                 $    842,067            $    391,084           $    227,529
Outstanding shares of capital stock:  Class A shares             93,990,508              47,812,554             42,472,580
                                      Class B shares             16,003,632               8,121,597              6,869,051
                                      Class C shares              5,004,198               3,157,443              3,180,656
                                      Class R4 shares                93,149                  45,318                 27,657
Net asset value per share:            Class A(1)               $       9.03            $       8.62           $       8.20
                                      Class B                  $       8.99            $       8.57           $       8.16
                                      Class C                  $       8.97            $       8.50           $       8.08
                                      Class R4                 $       9.04            $       8.63           $       8.23
----------------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund is $9.58, $9.15 and $8.70 respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
66  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------

                                                                              RIVERSOURCE
                                                       RIVERSOURCE         PORTFOLIO BUILDER         RIVERSOURCE
                                                    PORTFOLIO BUILDER           MODERATE          PORTFOLIO BUILDER
                                                       CONSERVATIVE           CONSERVATIVE             MODERATE
YEAR ENDED JAN. 31, 2010                                   FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                                $ 7,203,772            $ 11,975,736           $ 30,906,492
-------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                  427,544                 744,235              2,010,066
  Class B                                                  415,794                 615,354              1,572,878
  Class C                                                  145,696                 206,862                469,838
Transfer agency fees
  Class A                                                  229,351                 405,812              1,215,291
  Class B                                                   59,184                  89,484                254,714
  Class C                                                   20,022                  28,915                 72,779
  Class R4                                                      45                      13                     63
Administrative services fees                                45,451                  75,988                201,685
Plan administration services fees -- Class R4                  224                      65                    313
Custodian fees                                              31,566                  33,056                 31,525
Printing and postage                                        36,240                  42,109                119,637
Registration fees                                           61,772                  66,801                 98,349
Professional fees                                           19,790                  19,900                 20,730
Other                                                        2,048                   2,423                  2,238
-------------------------------------------------------------------------------------------------------------------
Total expenses                                           1,494,727               2,331,017              6,070,106
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          5,709,045               9,644,719             24,836,386
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                  (7,001,281)            (21,725,832)           (59,809,893)
  Capital gain distributions from underlying
    affiliated funds                                         6,798                  19,608                 78,767
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments      (6,994,483)            (21,706,224)           (59,731,126)
Net change in unrealized appreciation
  (depreciation) on affiliated investments              37,923,588              88,552,797            277,167,828
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          30,929,105              66,846,573            217,436,702
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $36,638,150            $ 76,491,292           $242,273,088
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  67

STATEMENTS OF OPERATIONS (continued) -------------------------------------------





                                                       RIVERSOURCE
                                                    PORTFOLIO BUILDER         RIVERSOURCE            RIVERSOURCE
                                                         MODERATE          PORTFOLIO BUILDER      PORTFOLIO BUILDER
                                                        AGGRESSIVE             AGGRESSIVE            TOTAL EQUITY
YEAR ENDED JAN. 31, 2010                                   FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                                $ 24,670,182           $ 10,854,237           $  7,605,986
-------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                 1,896,292                906,136                769,440
  Class B                                                 1,394,436                651,430                529,603
  Class C                                                   362,267                196,648                177,552
Transfer agency fees
  Class A                                                 1,455,742                781,013                712,561
  Class B                                                   285,758                149,646                131,190
  Class C                                                    70,968                 42,446                 40,687
  Class R4                                                      349                    128                     64
Administrative services fees                                186,977                 89,504                 75,724
Plan administration services fees -- Class R4                 1,746                    639                    321
Custodian fees                                               33,641                 34,587                 31,447
Printing and postage                                        155,537                 60,406                 60,625
Registration fees                                            82,470                 71,070                 63,197
Professional fees                                            15,680                 15,230                 10,930
Other                                                         3,010                  3,292                  1,596
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            5,944,873              3,002,175              2,604,937
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                   --                (77,423)              (139,496)
-------------------------------------------------------------------------------------------------------------------
Total net expenses                                        5,944,873              2,924,752              2,465,441
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          18,725,309              7,929,485              5,140,545
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                  (73,128,340)           (37,096,950)           (41,889,856)
  Capital gain distributions from underlying
    affiliated funds                                         92,351                 55,511                 57,173
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments      (73,035,989)           (37,041,439)           (41,832,683)
Net change in unrealized appreciation
  (depreciation) on affiliated investments              300,408,101            157,169,829            154,330,874
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          227,372,112            120,128,390            112,498,191
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $246,097,421           $128,057,875           $117,638,736
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
68  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------

                                                   RIVERSOURCE                           RIVERSOURCE
                                         PORTFOLIO BUILDER CONSERVATIVE          PORTFOLIO BUILDER MODERATE
                                                      FUND                            CONSERVATIVE FUND
YEAR ENDED JAN. 31,                         2010                2009              2010                2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net         $  5,709,045        $  5,921,251      $  9,644,719        $ 11,165,010
Net realized gain (loss) on affiliated
  investments                             (6,994,483)         (3,042,996)      (21,706,224)         (8,304,229)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                             37,923,588         (30,351,836)       88,552,797         (82,098,938)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               36,638,150         (27,473,581)       76,491,292         (79,238,157)
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                               (4,532,493)         (4,590,372)       (8,090,803)         (8,256,717)
    Class B                                 (734,560)         (1,145,469)       (1,175,533)         (1,575,521)
    Class C                                 (304,822)           (274,190)         (427,897)           (373,600)
    Class R4                                  (2,040)               (844)             (734)               (895)
  Net realized gain
    Class A                                       --            (296,755)               --            (856,641)
    Class B                                       --             (85,227)               --            (205,359)
    Class C                                       --             (21,814)               --             (51,244)
    Class R4                                      --                 (43)               --                 (76)
--------------------------------------------------------------------------------------------------------------
Total distributions                       (5,573,915)         (6,414,714)       (9,694,967)        (11,320,053)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                          68,923,202         109,124,744        95,063,029         144,637,896
  Class B shares                          14,306,459          33,654,084        16,666,067          35,681,642
  Class C shares                          10,682,445           9,303,455        11,490,281           9,090,012
  Class R4 shares                            150,706                  --             1,055               2,642
Reinvestment of distributions at net
  asset value
  Class A shares                           4,354,849           4,722,131         7,795,800           8,793,603
  Class B shares                             692,833           1,179,358         1,116,072           1,707,707
  Class C shares                             269,736             275,269           389,947             397,162
  Class R4 shares                              1,806                 521               482                 625
Conversions from Class B to Class A
  Class A shares                           7,223,830           5,430,712         9,433,116           8,185,831
  Class B shares                          (7,223,830)         (5,430,712)       (9,433,116)         (8,185,831)
Payments for redemptions
  Class A shares                         (61,285,448)        (60,072,621)      (85,698,645)        (95,207,632)
  Class B shares                         (16,329,361)        (20,659,815)      (20,411,739)        (27,111,127)
  Class C shares                          (5,088,317)         (4,722,527)       (4,934,188)         (5,725,880)
  Class R4 shares                           (124,813)                 --            (2,617)            (14,559)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions              16,554,097          72,804,599        21,475,544          72,252,091
--------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                  47,618,332          38,916,304        88,271,869         (18,306,119)
Net assets at beginning of year          198,132,117         159,215,813       333,797,758         352,103,877
--------------------------------------------------------------------------------------------------------------
Net assets at end of year               $245,750,449        $198,132,117      $422,069,627        $333,797,758
--------------------------------------------------------------------------------------------------------------
Undistributed net investment income     $    255,703        $    113,849      $  1,358,426        $  1,389,277
--------------------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  69

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------





                                                                                           RIVERSOURCE
                                                   RIVERSOURCE                     PORTFOLIO BUILDER MODERATE
                                         PORTFOLIO BUILDER MODERATE FUND                 AGGRESSIVE FUND
YEAR ENDED JAN. 31,                          2010                2009               2010                2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net         $   24,836,386      $  29,084,600      $   18,725,309      $   24,195,563
Net realized gain (loss) on affiliated
  investments                              (59,731,126)       (25,261,220)        (73,035,989)        (27,093,495)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                              277,167,828       (286,055,781)        300,408,101        (362,771,645)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                242,273,088       (282,232,401)        246,097,421        (365,669,577)
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                (23,248,824)       (18,698,221)        (16,723,686)        (19,738,696)
    Class B                                 (3,399,131)        (3,119,713)         (1,943,932)         (2,803,691)
    Class C                                 (1,037,657)          (664,975)           (579,671)           (536,449)
    Class R4                                    (3,820)            (2,769)            (16,654)            (20,136)
  Net realized gain
    Class A                                         --         (1,334,658)                 --          (1,758,113)
    Class B                                         --           (294,716)                 --            (356,460)
    Class C                                         --            (68,110)                 --             (71,009)
    Class R4                                        --               (159)                 --              (1,517)
-----------------------------------------------------------------------------------------------------------------
Total distributions                        (27,689,432)       (24,183,321)        (19,263,943)        (25,286,071)
-----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                           252,231,034        337,412,881         158,690,695         244,539,228
  Class B shares                            43,482,546         75,632,744          26,885,900          54,095,285
  Class C shares                            26,607,655         20,357,208          14,242,523          13,497,313
  Class R4 shares                              148,837                 --             172,424               1,304
Fund mergers (Note 7)
  Class A shares                                   N/A                N/A           3,699,919                 N/A
  Class B shares                                   N/A                N/A             830,554                 N/A
  Class C shares                                   N/A                N/A           4,141,505                 N/A
Reinvestment of distributions at net
  asset value
  Class A shares                            22,645,241         19,554,896          16,374,158          21,106,765
  Class B shares                             3,291,675          3,325,886           1,894,218           3,099,919
  Class C shares                               969,656            688,180             538,435             575,219
  Class R4 shares                                3,557              2,640              16,459              21,373
Conversions from Class B to Class A
  Class A shares                            22,512,319         23,322,541          18,134,247          19,866,084
  Class B shares                           (22,512,319)       (23,322,541)        (18,134,247)        (19,866,084)
Payments for redemptions
  Class A shares                          (194,844,160)      (223,669,685)       (176,065,528)       (207,715,182)
  Class B shares                           (40,588,673)       (53,466,396)        (32,650,465)        (42,072,973)
  Class C shares                           (10,081,860)       (11,294,952)         (8,737,700)         (8,512,493)
  Class R4 shares                              (30,487)                --             (80,245)                 --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions               103,835,021        168,543,402           9,952,852          78,635,758
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                   318,418,677       (137,872,320)        236,786,330        (312,319,890)
Net assets at beginning of year            842,380,198        980,252,518         801,504,558       1,113,824,448
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year               $1,160,798,875      $ 842,380,198      $1,038,290,888      $  801,504,558
-----------------------------------------------------------------------------------------------------------------
Undistributed net investment income     $    5,282,405      $   8,057,530      $    2,281,945      $    2,720,971
-----------------------------------------------------------------------------------------------------------------


Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
70  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                     RIVERSOURCE                          RIVERSOURCE
                                             PORTFOLIO BUILDER AGGRESSIVE        PORTFOLIO BUILDER TOTAL EQUITY
                                                         FUND                                 FUND
YEAR ENDED JAN. 31,                            2010               2009              2010               2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $  7,929,485      $   8,079,064      $  5,140,545      $   4,304,499
Net realized gain (loss) on affiliated
  investments                               (37,041,439)       (19,564,617)      (41,832,683)       (21,846,620)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                               157,169,829       (193,831,351)      154,330,874       (191,281,762)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 128,057,875       (205,316,904)      117,638,736       (208,823,883)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                  (7,366,000)        (5,094,518)       (7,264,220)        (1,525,096)
    Class B                                    (745,449)          (318,362)         (467,965)                --
    Class C                                    (297,984)           (84,645)         (259,488)                --
    Class R4                                     (5,589)            (3,229)           (3,608)              (898)
  Net realized gain
    Class A                                          --         (1,825,803)               --         (2,260,935)
    Class B                                          --           (357,143)               --           (426,709)
    Class C                                          --            (69,350)               --            (86,504)
    Class R4                                         --               (874)               --               (685)
---------------------------------------------------------------------------------------------------------------
Total distributions                          (8,415,022)        (7,753,924)       (7,995,281)        (4,300,827)
---------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                             73,380,697        111,337,210        52,734,169        103,774,678
  Class B shares                             12,127,998         20,417,959         7,414,164         15,626,382
  Class C shares                              7,544,963          5,893,726         4,358,732          4,730,382
  Class R4 shares                               410,724            152,343           138,113             40,999
Fund mergers (Note 7)
  Class A shares                              9,512,021                N/A        17,788,981                N/A
  Class B shares                              2,803,097                N/A         4,585,310                N/A
  Class C shares                              7,781,784                N/A        11,429,758                N/A
Reinvestment of distributions at net
  asset value
  Class A shares                              7,213,565          6,826,798         7,125,613          3,743,785
  Class B shares                                722,454            668,635           460,764            422,551
  Class C shares                                275,322            148,220           238,693             84,646
  Class R4 shares                                 5,423              3,909             3,422              1,452
Conversions from Class B to Class A
  Class A shares                              7,967,727          8,787,295         7,165,430          7,573,758
  Class B shares                             (7,967,727)        (8,787,295)       (7,165,430)        (7,573,758)
Payments for redemptions
  Class A shares                            (77,814,399)       (88,834,231)      (71,479,403)       (80,822,040)
  Class B shares                            (12,918,192)       (16,017,652)      (11,025,173)       (13,790,717)
  Class C shares                             (4,776,424)        (3,454,403)       (3,912,833)        (2,727,853)
  Class R4 shares                              (239,388)           (55,018)          (13,330)           (76,817)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                 26,029,645         37,087,496        19,846,980         31,007,448
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets     145,672,498       (175,983,332)      129,490,435       (182,117,262)
Net assets at beginning of year             363,108,454        539,091,786       300,760,633        482,877,895
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $508,780,952      $ 363,108,454      $430,251,068      $ 300,760,633
---------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $  2,833,664      $   3,264,634      $  1,197,766      $   3,996,262
---------------------------------------------------------------------------------------------------------------


Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  71

FINANCIAL HIGHLIGHTS -----------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. RiverSource Portfolio Builder Conservative Fund


                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.51       $10.15      $10.43      $10.36      $10.23
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25          .32         .36         .34         .25
Net gains (losses) (both realized and
 unrealized)                                         1.25        (1.63)        .17         .24         .25
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.50        (1.31)        .53         .58         .50
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.31)       (.42)       (.38)       (.27)
Distributions from realized gains                      --         (.02)       (.39)       (.13)       (.10)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.33)       (.81)       (.51)       (.37)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.77        $8.51      $10.15      $10.43      $10.36
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       17.78%      (13.09%)      5.14%       5.76%       4.97%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .47%         .47%        .45%        .49%        .59%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.71%        3.44%       3.42%       3.32%       2.66%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $188         $146        $111         $83         $73
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          27%         29%         54%         23%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.48       $10.11      $10.40      $10.33      $10.21
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17          .25         .28         .26         .18
Net gains (losses) (both realized and
 unrealized)                                         1.25        (1.62)        .16         .25         .24
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.42        (1.37)        .44         .51         .42
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.24)       (.34)       (.31)       (.20)
Distributions from realized gains                      --         (.02)       (.39)       (.13)       (.10)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.26)       (.73)       (.44)       (.30)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.73        $8.48      $10.11      $10.40      $10.33
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       16.82%      (13.69%)      4.27%       4.99%       4.12%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.23%        1.22%       1.20%       1.25%       1.34%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.89%        2.60%       2.63%       2.54%       1.88%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $39          $42         $41         $36         $36
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          27%         29%         54%         23%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
72  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.48       $10.12      $10.41      $10.34      $10.21
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .25         .28         .26         .17
Net gains (losses) (both realized and
 unrealized)                                         1.25        (1.63)        .16         .24         .25
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.43        (1.38)        .44         .50         .42
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.18)        (.24)       (.34)       (.30)       (.19)
Distributions from realized gains                      --         (.02)       (.39)       (.13)       (.10)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)        (.26)       (.73)       (.43)       (.29)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.73        $8.48      $10.12      $10.41      $10.34
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       16.92%      (13.75%)      4.29%       4.94%       4.16%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.22%        1.22%       1.20%       1.25%       1.34%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.99%        2.68%       2.67%       2.51%       1.85%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $18          $11          $8          $5          $6
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          27%         29%         54%         23%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.43       $10.05      $10.34      $10.27      $10.20
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .24          .35         .39         .36         .32
Net gains (losses) (both realized and
 unrealized)                                         1.25        (1.60)        .16         .24         .18
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.49        (1.25)        .55         .60         .50
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.35)       (.45)       (.40)       (.33)
Distributions from realized gains                      --         (.02)       (.39)       (.13)       (.10)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.37)       (.84)       (.53)       (.43)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.69        $8.43      $10.05      $10.34      $10.27
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       17.86%      (12.71%)      5.34%       6.00%       5.04%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .38%         .39%        .38%        .33%        .47%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .38%         .13%        .19%        .33%        .42%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.69%        3.68%       3.68%       3.47%       2.64%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          27%         29%         54%         23%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  73

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------



RiverSource Portfolio Builder Moderate Conservative Fund


                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.02       $10.28      $10.85      $10.68      $10.35
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .24          .31         .33         .33         .24
Net gains (losses) (both realized and
 unrealized)                                         1.59        (2.27)        .11         .47         .49
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.83        (1.96)        .44         .80         .73
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.27)       (.42)       (.40)       (.27)
Distributions from realized gains                      --         (.03)       (.59)       (.23)       (.13)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.30)      (1.01)       (.63)       (.40)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.61        $8.02      $10.28      $10.85      $10.68
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       23.06%      (19.31%)      3.99%       7.65%       7.18%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .45%         .44%        .41%        .44%        .55%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.71%        3.26%       3.03%       2.99%       2.53%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $336         $257        $260        $198        $149
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          29%         31%         24%         19%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.00       $10.25      $10.82      $10.65      $10.32
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17          .23         .24         .24         .16
Net gains (losses) (both realized and
 unrealized)                                         1.58        (2.25)        .12         .48         .49
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.75        (2.02)        .36         .72         .65
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.20)       (.34)       (.32)       (.19)
Distributions from realized gains                      --         (.03)       (.59)       (.23)       (.13)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.23)       (.93)       (.55)       (.32)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.58        $8.00      $10.25      $10.82      $10.65
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       22.05%      (19.89%)      3.22%       6.87%       6.41%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.21%        1.19%       1.17%       1.19%       1.30%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.88%        2.42%       2.22%       2.19%       1.75%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $60          $61         $76         $71         $66
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          29%         31%         24%         19%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
74  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.00       $10.25      $10.82      $10.65      $10.33
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .23         .25         .24         .15
Net gains (losses) (both realized and
 unrealized)                                         1.58        (2.25)        .11         .48         .49
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.76        (2.02)        .36         .72         .64
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.18)        (.20)       (.34)       (.32)       (.19)
Distributions from realized gains                      --         (.03)       (.59)       (.23)       (.13)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)        (.23)       (.93)       (.55)       (.32)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.58        $8.00      $10.25      $10.82      $10.65
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       22.14%      (19.88%)      3.23%       6.88%       6.29%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.20%        1.19%       1.17%       1.19%       1.30%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.00%        2.48%       2.27%       2.22%       1.72%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $26          $16         $16         $13         $11
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          29%         31%         24%         19%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.99       $10.24      $10.80      $10.64      $10.34
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25          .33         .37         .35         .29
Net gains (losses) (both realized and
 unrealized)                                         1.58        (2.23)        .10         .46         .46
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.83        (1.90)        .47         .81         .75
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.32)       (.44)       (.42)       (.32)
Distributions from realized gains                      --         (.03)       (.59)       (.23)       (.13)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.35)      (1.03)       (.65)       (.45)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.57        $7.99      $10.24      $10.80      $10.64
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       23.16%      (18.93%)      4.32%       7.74%       7.37%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .36%         .37%        .36%        .28%        .39%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .36%         .07%        .16%        .28%        .39%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.79%        3.55%       3.41%       3.13%       2.67%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          29%         31%         24%         19%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  75

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------



RiverSource Portfolio Builder Moderate Fund

                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.58       $10.46      $11.36      $11.06      $10.47
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .30         .31         .31         .22
Net gains (losses) (both realized and
 unrealized)                                         1.90        (2.93)        .02         .71         .78
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.13        (2.63)        .33        1.02        1.00
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.23)       (.44)       (.41)       (.27)
Distributions from realized gains                      --         (.02)       (.79)       (.31)       (.14)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.25)      (1.23)       (.72)       (.41)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.46        $7.58      $10.46      $11.36      $11.06
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       28.49%      (25.51%)      2.69%       9.38%       9.64%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .45%         .43%        .41%        .43%        .53%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.63%        3.19%       2.70%       2.68%       2.30%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $937         $664        $746        $600        $410
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          34%         27%         24%         15%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.54       $10.41      $11.31      $11.02      $10.43
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .22         .22         .19         .13
Net gains (losses) (both realized and
 unrealized)                                         1.91        (2.91)        .02         .73         .79
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.06        (2.69)        .24         .92         .92
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.16)       (.35)       (.32)       (.19)
Distributions from realized gains                      --         (.02)       (.79)       (.31)       (.14)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.18)      (1.14)       (.63)       (.33)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.41        $7.54      $10.41      $11.31      $11.02
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.54%      (26.12%)      1.92%       8.52%       8.86%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.21%        1.19%       1.17%       1.19%       1.29%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.79%        2.32%       1.89%       1.87%       1.51%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $163         $145        $198        $189        $153
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          34%         27%         24%         15%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
76  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.55       $10.41      $11.32      $11.03      $10.44
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17          .23         .23         .20         .13
Net gains (losses) (both realized and
 unrealized)                                         1.88        (2.91)        .01         .73         .79
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.05        (2.68)        .24         .93         .92
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.16)       (.36)       (.33)       (.19)
Distributions from realized gains                      --         (.02)       (.79)       (.31)       (.14)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.18)      (1.15)       (.64)       (.33)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.41        $7.55      $10.41      $11.32      $11.03
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.45%      (25.99%)      1.85%       8.53%       8.86%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.20%        1.19%       1.17%       1.19%       1.30%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.92%        2.45%       1.97%       1.91%       1.52%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $61          $33         $36         $27         $18
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          34%         27%         24%         15%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.57       $10.45      $11.34      $11.04      $10.47
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .26          .33         .36         .33         .26
Net gains (losses) (both realized and
 unrealized)                                         1.88        (2.92)        .00(c)      .70         .75
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.14        (2.59)        .36        1.03        1.01
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.27)       (.46)       (.42)       (.30)
Distributions from realized gains                      --         (.02)       (.79)       (.31)       (.14)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.29)      (1.25)       (.73)       (.44)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.45        $7.57      $10.45      $11.34      $11.04
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       28.70%      (25.22%)      2.99%       9.58%       9.80%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .35%         .35%        .35%        .28%        .37%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .35%         .06%        .14%        .28%        .37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.96%        3.50%       3.12%       3.02%       2.34%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          34%         27%         24%         15%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(c) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  77

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------



RiverSource Portfolio Builder Moderate Aggressive Fund

                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.01       $10.48      $11.73      $11.34      $10.50
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .23         .24         .25         .17
Net gains (losses) (both realized and
 unrealized)                                         2.02        (3.46)       (.01)        .91        1.05
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.20        (3.23)        .23        1.16        1.22
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.18)        (.22)       (.40)       (.38)       (.22)
Distributions from realized gains                      --         (.02)      (1.08)       (.39)       (.16)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)        (.24)      (1.48)       (.77)       (.38)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.03        $7.01      $10.48      $11.73      $11.34
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.56%      (31.15%)      1.57%      10.40%      11.72%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .49%         .47%        .43%        .46%        .56%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.16%        2.51%       2.04%       2.01%       1.69%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $849         $645        $881        $801        $550
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          33%         33%         29%         20%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.98       $10.43      $11.68      $11.30      $10.47
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .16         .15         .10         .07
Net gains (losses) (both realized and
 unrealized)                                         2.02        (3.44)       (.01)        .96        1.06
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.13        (3.28)        .14        1.06        1.13
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.12)        (.15)       (.31)       (.29)       (.14)
Distributions from realized gains                      --         (.02)      (1.08)       (.39)       (.16)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.12)        (.17)      (1.39)       (.68)       (.30)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.99        $6.98      $10.43      $11.68      $11.30
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.56%      (31.65%)       .81%       9.54%      10.90%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.26%        1.23%       1.19%       1.22%       1.32%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.31%        1.69%       1.23%       1.21%        .91%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $144         $130        $199        $202        $154
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          33%         33%         29%         20%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
78  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.98       $10.43      $11.68      $11.30      $10.47
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12          .16         .16         .12         .07
Net gains (losses) (both realized and
 unrealized)                                         1.99        (3.44)       (.01)        .95        1.06
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.11        (3.28)        .15        1.07        1.13
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.12)        (.15)       (.32)       (.30)       (.14)
Distributions from realized gains                      --         (.02)      (1.08)       (.39)       (.16)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.12)        (.17)      (1.40)       (.69)       (.30)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.97        $6.98      $10.43      $11.68      $11.30
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.37%      (31.63%)       .85%       9.57%      10.91%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.25%        1.22%       1.19%       1.22%       1.32%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.48%        1.79%       1.33%       1.27%        .93%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $45          $26         $33         $26         $15
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          33%         33%         29%         20%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.02       $10.50      $11.75      $11.35      $10.50
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .27         .29         .28         .19
Net gains (losses) (both realized and
 unrealized)                                         2.02        (3.47)       (.02)        .91        1.06
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.21        (3.20)        .27        1.19        1.25
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.26)       (.44)       (.40)       (.24)
Distributions from realized gains                      --         (.02)      (1.08)       (.39)       (.16)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.28)      (1.52)       (.79)       (.40)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.04        $7.02      $10.50      $11.75      $11.35
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.73%      (30.91%)      1.86%      10.69%      12.02%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .35%         .35%        .34%        .31%        .39%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .35%         .09%        .16%        .31%        .39%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.30%        2.88%       2.41%       2.14%       1.69%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $1          $1         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          33%         33%         29%         20%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  79

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------



RiverSource Portfolio Builder Aggressive Fund

                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.49       $10.46      $12.20      $11.66      $10.53
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .17         .19         .19         .12
Net gains (losses) (both realized and
 unrealized)                                         2.14        (3.98)       (.14)       1.18        1.37
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.29        (3.81)        .05        1.37        1.49
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.16)        (.12)       (.39)       (.35)       (.17)
Distributions from realized gains                      --         (.04)      (1.40)       (.48)       (.19)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.16)        (.16)      (1.79)       (.83)       (.36)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.62        $6.49      $10.46      $12.20      $11.66
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       35.27%      (36.52%)      (.31%)     11.85%      14.26%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .53%         .51%        .46%        .49%        .61%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .51%         .50%        .46%        .49%        .59%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.92%        1.83%       1.53%       1.47%       1.10%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $412         $295        $429        $400        $275
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          35%         40%         40%         24%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.46       $10.38      $12.11      $11.59      $10.48
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08          .09         .09         .02         .03
Net gains (losses) (both realized and
 unrealized)                                         2.12        (3.93)       (.13)       1.24        1.37
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.20        (3.84)       (.04)       1.26        1.40
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.09)        (.04)       (.29)       (.26)       (.10)
Distributions from realized gains                      --         (.04)      (1.40)       (.48)       (.19)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.09)        (.08)      (1.69)       (.74)       (.29)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.57        $6.46      $10.38      $12.11      $11.59
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       34.10%      (37.04%)     (1.02%)     10.97%      13.48%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.29%        1.26%       1.22%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.27%        1.26%       1.22%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.09%         .99%        .74%        .66%        .28%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $70          $57         $95         $98         $79
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          35%         40%         40%         24%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
80  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.42       $10.33      $12.08      $11.58      $10.48
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .10         .10         .06         .03
Net gains (losses) (both realized and
 unrealized)                                         2.08        (3.92)       (.15)       1.20        1.37
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.19        (3.82)       (.05)       1.26        1.40
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.11)        (.05)       (.30)       (.28)       (.11)
Distributions from realized gains                      --         (.04)      (1.40)       (.48)       (.19)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.11)        (.09)      (1.70)       (.76)       (.30)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.50        $6.42      $10.33      $12.08      $11.58
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       34.07%      (37.00%)     (1.06%)     11.00%      13.40%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.28%        1.26%       1.21%       1.25%       1.38%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.26%        1.25%       1.21%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.37%        1.09%        .83%        .72%        .32%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $27          $11         $15         $12          $7
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          35%         40%         40%         24%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.50       $10.48      $12.23      $11.68      $10.53
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17          .22         .28         .22         .12
Net gains (losses) (both realized and
 unrealized)                                         2.13        (4.01)       (.20)       1.17        1.39
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.30        (3.79)        .08        1.39        1.51
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.15)       (.43)       (.36)       (.17)
Distributions from realized gains                      --         (.04)      (1.40)       (.48)       (.19)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.19)      (1.83)       (.84)       (.36)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.63        $6.50      $10.48      $12.23      $11.68
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       35.36%      (36.20%)      (.09%)     12.04%      14.46%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .36%         .36%        .35%        .33%        .44%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .36%         .11%        .18%        .33%        .42%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.13%        2.57%       2.29%       1.60%        .95%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          35%         40%         40%         24%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  81

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------



RiverSource Portfolio Builder Total Equity Fund

                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.03       $10.53      $12.61      $11.99      $10.55
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .11         .12         .14         .07
Net gains (losses) (both realized and
 unrealized)                                         2.23        (4.51)       (.26)       1.40        1.71
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.34        (4.40)       (.14)       1.54        1.78
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.04)       (.34)       (.33)       (.13)
Distributions from realized gains                      --         (.06)      (1.60)       (.59)       (.21)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.10)      (1.94)       (.92)       (.34)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.20        $6.03      $10.53      $12.61      $11.99
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       38.93%      (41.88%)     (2.04%)     13.02%      16.99%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .55%         .52%        .46%        .49%        .62%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .51%         .51%        .46%        .49%        .59%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.50%        1.18%        .93%        .88%        .53%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $348         $246        $384        $364        $231
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25%          28%         31%         27%         17%
----------------------------------------------------------------------------------------------------------




                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $5.97       $10.44      $12.52      $11.91      $10.50
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .05          .03         .01          --        (.03)
Net gains (losses) (both realized and
 unrealized)                                         2.21        (4.44)       (.26)       1.44        1.71
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.26        (4.41)       (.25)       1.44        1.68
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)          --        (.23)       (.24)       (.06)
Distributions from realized gains                      --         (.06)      (1.60)       (.59)       (.21)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.07)        (.06)      (1.83)       (.83)       (.27)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.16        $5.97      $10.44      $12.52      $11.91
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       37.90%      (42.30%)     (2.86%)     12.25%      16.11%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.31%        1.28%       1.22%       1.25%       1.38%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.27%        1.27%       1.22%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .65%         .32%        .11%        .06%       (.29%)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $56          $46         $85         $91         $68
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25%          28%         31%         27%         17%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
82  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $5.94       $10.39      $12.49      $11.90      $10.50
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08          .04         .03          --        (.03)
Net gains (losses) (both realized and
 unrealized)                                         2.17        (4.43)       (.27)       1.44        1.71
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.25        (4.39)       (.24)       1.44        1.68
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.11)          --        (.26)       (.26)       (.07)
Distributions from realized gains                      --         (.06)      (1.60)       (.59)       (.21)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.11)        (.06)      (1.86)       (.85)       (.28)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.08        $5.94      $10.39      $12.49      $11.90
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       37.90%      (42.31%)     (2.87%)     12.25%      16.10%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.29%        1.27%       1.22%       1.25%       1.38%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.26%        1.26%       1.22%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.08%         .43%        .24%        .15%       (.21%)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $26           $9         $14         $11          $6
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25%          28%         31%         27%         17%
----------------------------------------------------------------------------------------------------------




                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.05       $10.57      $12.65      $12.01      $10.55
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .13         .15         .16         .09
Net gains (losses) (both realized and
 unrealized)                                         2.22        (4.52)       (.26)       1.41        1.71
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.37        (4.39)       (.11)       1.57        1.80
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.07)       (.37)       (.34)       (.13)
Distributions from realized gains                      --         (.06)      (1.60)       (.59)       (.21)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.13)      (1.97)       (.93)       (.34)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.23        $6.05      $10.57      $12.65      $12.01
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       39.18%      (41.58%)     (1.78%)     13.27%      17.23%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .36%         .36%        .35%        .33%        .46%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .36%         .11%        .16%        .33%        .42%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.93%        1.43%       1.17%        .91%        .51%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25%          28%         31%         27%         17%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  83

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

Each Fund is a series of RiverSource Market Advantage Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds.

The primary investments of each Fund are as follows:

RiverSource Portfolio Builder Conservative Fund (Conservative Fund) -- invests primarily in underlying funds that invest in fixed income securities.

RiverSource Portfolio Builder Moderate Conservative Fund (Moderate Conservative
Fund) -- invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.

RiverSource Portfolio Builder Moderate Fund (Moderate Fund) -- invests in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.

RiverSource Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive
Fund) -- invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.

RiverSource Portfolio Builder Aggressive Fund (Aggressive Fund) -- invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.

RiverSource Portfolio Builder Total Equity Fund (Total Equity Fund) -- invests primarily in underlying funds that invest in equity securities.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on each Fund's financial statements.


--------------------------------------------------------------------------------
84  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Funds are evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for Conservative Fund, Moderate Conservative Fund, Moderate Fund and Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for Aggressive Fund and Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. On Aug. 12, 2009, an additional dividend was paid before the mergers (see Note 7) to ensure that current shareholders of Aggressive Fund and Total Equity Fund would not experience a dilution in their shares of the Fund's income or capital gains.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

3. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
The Funds do not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer

--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  85

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, an annual fee for administration and accounting services equal to 0.02% of each Fund's average daily net assets.

COMPENSATION OF BOARD MEMBERS
Compensation to board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee for this service as follows:

FUND                                                                  CLASS A  CLASS B  CLASS C
-----------------------------------------------------------------------------------------------
Conservative Fund                                                      $20.50   $21.50   $21.00
Moderate Conservative Fund                                              20.50    21.50    21.00
Moderate Fund                                                           19.50    20.50    20.00
Moderate Aggressive Fund                                                19.50    20.50    20.00
Aggressive Fund                                                         19.50    20.50    20.00
Total Equity Fund                                                       19.50    20.50    20.00


The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or their designated agent for Class A, Class B and Class C shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                                                      CLASS B    CLASS C
--------------------------------------------------------------------------------------------
Conservative Fund                                                       $2,257,000  $128,000
Moderate Conservative Fund                                               3,270,000   187,000
Moderate Fund                                                            8,291,000   422,000
Moderate Aggressive Fund                                                 7,037,000   326,000
Aggressive Fund                                                          3,286,000   144,000
Total Equity Fund                                                        2,708,000   117,000


These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


--------------------------------------------------------------------------------
86  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund's shares for the year ended Jan. 31, 2010, are as follows:

FUND                                                                CLASS A    CLASS B  CLASS C
-----------------------------------------------------------------------------------------------
Conservative Fund                                                 $  485,213  $ 32,746  $ 6,286
Moderate Conservative Fund                                           833,549    45,796    5,849
Moderate Fund                                                      2,770,352   122,433   18,841
Moderate Aggressive Fund                                           3,030,267   134,129    7,244
Aggressive Fund                                                    1,581,865    68,333    6,078
Total Equity Fund                                                  1,002,856    54,043    2,807


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Jan. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) were as follows:

FUND                                                                  CLASS A  CLASS B  CLASS C
-----------------------------------------------------------------------------------------------
Aggressive Fund                                                         0.51     1.27     1.26
Total Equity Fund                                                       0.51     1.27     1.26


The waived/reimbursed fees and expenses for transfer agency fees at the class level were as follows:

FUND                                                                 CLASS A  CLASS B  CLASS C
----------------------------------------------------------------------------------------------
Aggressive Fund                                                     $ 60,747  $13,651   $3,025
Total Equity Fund                                                    110,550   22,568    6,378


Under an agreement which was effective until Jan. 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) would not exceed 0.51% for Class A, 1.27% for Class B, 1.27% for Class C, and 0.41% for Class R4 of each class' average daily net assets.

Effective Feb. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of underlying funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C, and 0.44% for Class R4 of each class' average daily net assets.

4. SECURITIES TRANSACTIONS

For the year ended Jan. 31, 2010, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund are as follows:

FUND                                                                  PURCHASES           PROCEEDS
----------------------------------------------------------------------------------------------------
Conservative Fund                                                   $ 74,832,461        $ 58,194,862
Moderate Conservative Fund                                           135,513,445         113,974,392
Moderate Fund                                                        365,703,469         265,417,033
Moderate Aggressive Fund                                             274,009,020(a)      264,420,017(a)
Aggressive Fund                                                      156,555,817(b)      128,714,944(b)
Total Equity Fund                                                    139,247,878(c)      117,694,314(c)


Realized gains and losses are determined on an identified cost basis.

(a) Purchases include $8,766,565 from the Seligman Asset Allocation Balanced Fund that was acquired in the fund merger as described in Note 7 and $2,412,650 of purchases done to realign the Fund's portfolio following the fund merger. Proceeds include $2,412,650 from sales done to realign the Fund's portfolio following the fund merger. These amounts are excluded for purposes of calculating the Fund's portfolio turnover rate.

(b) Purchases include $22,249,686 from the Seligman Asset Allocation Moderate Growth Fund that was acquired in the fund merger as described in Note 7 and $3,641,669 of purchases done to realign the Fund's portfolio following the fund merger. Proceeds include $3,641,669 from sales done to realign the Fund's portfolio following the fund merger. These amounts are excluded for purposes of calculating the Fund's portfolio turnover rate.

(c) Purchases include $37,934,152 from the Seligman Asset Allocation Growth Fund and the Seligman Asset Allocation Aggressive Growth Fund that were acquired in the fund mergers as described in Note 7 and $6,117,809 of purchases done to realign the Fund's portfolio following the fund mergers. Proceeds include $6,117,809 from sales done to realign the Fund's portfolio following the fund mergers. These amounts are excluded for purposes of calculating the Fund's portfolio turnover rate.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  87

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for each Fund for the periods indicated are as follows:

                                                                MODERATE CONSERVATIVE
                                          CONSERVATIVE FUND              FUND                 MODERATE FUND
                                       ----------------------  -----------------------  ------------------------
YEAR ENDED JAN. 31,                       2010        2009*       2010        2009*         2010        2009*
----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                    7,586,457  11,579,157  10,645,054   15,420,761   28,997,132   36,416,463
Converted from Class B**                  770,070     556,425   1,034,363      836,142    2,535,190    2,365,369
Reinvested distributions                  460,628     517,871     858,624      983,414    2,611,973    2,187,244
Redeemed                               (6,682,680) (6,447,634) (9,663,024) (10,453,018) (22,761,740) (24,704,406)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 2,134,475   6,205,819   2,875,017    6,787,299   11,382,555   16,264,670
----------------------------------------------------------------------------------------------------------------

CLASS B
Sold                                    1,602,933   3,555,606   1,899,228    3,776,451    5,104,572    7,990,722
Reinvested distributions                   73,254     129,605     123,885      192,614      386,056      375,692
Converted to Class A**                   (772,541)   (558,141) (1,037,776)    (838,712)  (2,549,545)  (2,375,004)
Redeemed                               (1,801,747) (2,228,877) (2,317,452)  (2,951,976)  (4,785,727)  (5,826,846)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (898,101)    898,193  (1,332,115)     178,377   (1,844,644)     164,564
----------------------------------------------------------------------------------------------------------------

CLASS C
Sold                                    1,166,632     979,697   1,277,816      969,070    3,048,469    2,169,214
Reinvested distributions                   28,350      30,392      42,731       45,002      111,733       78,519
Redeemed                                 (557,713)   (512,850)   (555,940)    (627,368)  (1,162,144)  (1,250,975)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   637,269     497,239     764,607      386,704    1,998,058      996,758
----------------------------------------------------------------------------------------------------------------

CLASS R4
Sold                                       17,684          --         111          324       15,872           --
Reinvested distributions                      198          57          53           70          401          292
Redeemed                                  (13,300)         --        (324)      (1,440)      (3,240)          --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                     4,582          57        (160)      (1,046)      13,033          292
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
88  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


                                      MODERATE AGGRESSIVE FUND       AGGRESSIVE FUND         TOTAL EQUITY FUND
                                      ------------------------  ------------------------  ----------------------
YEAR ENDED JAN. 31,                       2010        2009*         2010        2009*        2010        2009*
----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                   19,300,216   26,606,724    9,520,333   12,571,544   7,380,226  12,289,921
Fund merger                               431,752          N/A    1,171,548          N/A   2,309,590         N/A
Converted from Class B**                2,147,424    2,031,297      990,039      904,043     937,433     784,845
Reinvested distributions                1,911,769    2,541,544      844,329    1,009,824     880,982     589,485
Redeemed                              (21,688,074) (23,305,482) (10,129,940) (10,050,232) (9,822,692) (9,393,966)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 2,103,087    7,874,083    2,396,309    4,435,179   1,685,539   4,270,285
----------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                    3,313,238    5,819,320    1,580,428    2,265,599   1,067,141   1,777,325
Fund merger                                97,414          N/A      346,568          N/A     600,862         N/A
Reinvested distributions                  219,603      387,301       83,716       99,351      58,468      67,210
Converted to Class A**                 (2,157,635)  (2,039,639)    (998,694)    (914,391)   (949,803)   (793,895)
Redeemed                               (4,097,794)  (4,624,846)  (1,693,546)  (1,799,263) (1,532,496) (1,532,355)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (2,625,174)    (457,864)    (681,528)    (348,704)   (755,828)   (481,715)
----------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                    1,729,833    1,480,585      991,332      670,525     602,942     547,993
Fund merger                               486,263          N/A      969,859          N/A   1,506,477         N/A
Reinvested distributions                   61,845       72,561       32,235       22,155      29,648      13,522
Redeemed                               (1,052,409)    (950,641)    (601,159)    (394,849)   (517,212)   (321,740)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 1,225,532      602,505    1,392,267      297,831   1,621,855     239,775
----------------------------------------------------------------------------------------------------------------
CLASS R4
Sold                                       21,925          179       56,934       16,664      17,053       4,021
Reinvested distributions                    1,929        2,534          622          578         413         228
Redeemed                                  (10,202)          --      (33,951)      (5,988)     (2,096)     (7,442)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                    13,652        2,713       23,605       11,254      15,370      (3,193)
----------------------------------------------------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUND

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan. 31, 2010, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

Conservative Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                            10.38%


Moderate Conservative Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                            9.50%
RiverSource Global Bond Fund                                                      5.09




--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  89

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Moderate Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Real Estate Fund                                                      13.35%
RiverSource Partners International Small Cap Fund                                 13.13
RiverSource Partners International Select Growth Fund                             12.22
RiverSource Partners Small Cap Growth Fund                                        10.47
RiverSource Global Bond Fund                                                      10.34
RiverSource Income Opportunities Fund                                              9.62
RiverSource Inflation Protected Securities Fund                                    8.24
Threadneedle International Opportunity Fund                                        7.57
RiverSource Diversified Bond Fund                                                  7.50
RiverSource Partners Fundamental Value Fund                                        7.47
RiverSource Partners Aggressive Growth Fund                                        6.59
RiverSource Partners International Select Value Fund                               6.14
RiverSource Recovery and Infrastructure Fund                                       5.72
RiverSource Disciplined Large Cap Growth Fund                                      5.65
RiverSource Partners Select Value Fund                                             5.48


Moderate Aggressive Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap Fund                                 15.29%
RiverSource Partners International Select Growth Fund                             14.24
RiverSource Partners Small Cap Growth Fund                                        12.23
RiverSource Real Estate Fund                                                      11.06
Threadneedle International Opportunity Fund                                        8.84
RiverSource Partners Fundamental Value Fund                                        8.72
RiverSource Partners Aggressive Growth Fund                                        7.52
RiverSource Global Bond Fund                                                       7.43
RiverSource Partners International Select Value Fund                               7.16
RiverSource Recovery and Infrastructure Fund                                       6.62
RiverSource Disciplined Large Cap Growth Fund                                      6.59
RiverSource LaSalle Monthly Dividend Real Estate Fund                              6.40
RiverSource Partners Select Value Fund                                             6.37
RiverSource Income Opportunities Fund                                              5.77


Aggressive Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund                                       17.63%
RiverSource Partners International Small Cap Fund                                  9.24
RiverSource Partners International Select Growth Fund                              8.59
RiverSource Partners Small Cap Growth Fund                                         7.40
RiverSource Real Estate Fund                                                       5.91
Threadneedle International Opportunity Fund                                        5.33
RiverSource Partners Fundamental Value Fund                                        5.26


Total Equity Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund                                       23.53%
RiverSource Partners International Small Cap Fund                                  9.38
RiverSource Partners International Select Growth Fund                              8.72
RiverSource Partners Small Cap Growth Fund                                         6.51
Threadneedle International Opportunity Fund                                        5.41
RiverSource Partners Fundamental Value Fund                                        5.34
RiverSource Real Estate Fund                                                       5.04




--------------------------------------------------------------------------------
90  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


7. FUND MERGERS

Moderate Aggressive Fund

At the close of business on Aug. 14, 2009, Moderate Aggressive Fund acquired the assets and assumed the identified liabilities of Seligman Asset Allocation Balanced Fund. The reorganization was completed after shareholders approved the plan on June 2, 2009.

The aggregate net assets of Moderate Aggressive Fund immediately before the acquisition were $972,732,835 and the combined net assets immediately after the acquisition were $981,404,813.

The merger was accomplished by a tax-free exchange of 1,983,274 shares of Seligman Asset Allocation Balanced Fund valued at $8,671,978.

In exchange for the Seligman Asset Allocation Balanced Fund shares and net assets, Moderate Aggressive Fund issued the following number of shares:

                                                                                 SHARES
---------------------------------------------------------------------------------------
Class A                                                                         431,752
Class B                                                                          97,414
Class C                                                                         486,263


For financial reporting purposes, net assets received and shares issued by Moderate Aggressive Fund were recorded at fair value; however, the Seligman Asset Allocation Balanced Fund's cost of investments was carried forward to align ongoing reporting of the Moderate Aggressive Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Seligman Asset Allocation Balanced Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                 UNDISTRIBUTED
   TOTAL        CAPITAL       UNREALIZED     ACCUMULATED NET    NET INVESTMENT
NET ASSETS       STOCK       DEPRECIATION     REALIZED LOSS         INCOME
------------------------------------------------------------------------------
$8,671,978    $13,646,472      $(90,954)       $(4,891,797)         $8,257


The financial statements reflect the operations of the Moderate Aggressive Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Seligman Asset Allocation Balanced Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Feb. 1, 2009, the Moderate Aggressive Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended Jan. 31, 2010 would have been $19.0 million, $(74.9) million, and $248.0 million, respectively.

Aggressive Fund

At the close of business on Aug. 14, 2009, Aggressive Fund acquired the assets and assumed the identified liabilities of Seligman Asset Allocation Moderate Growth Fund. The reorganization was completed after shareholders approved the plan on June 29, 2009.

The aggregate net assets of Aggressive Fund immediately before the acquisition were $460,056,138 and the combined net assets immediately after the acquisition were $480,153,040.

The merger was accomplished by a tax-free exchange of 4,179,370 shares of Seligman Asset Allocation Moderate Growth Fund valued at $20,096,902.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  91

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


In exchange for the Seligman Asset Allocation Moderate Growth Fund shares and net assets, Aggressive Fund issued the following number of shares:

                                                                                 SHARES
----------------------------------------------------------------------------------------
Class A                                                                        1,171,548
Class B                                                                          346,568
Class C                                                                          969,859


For financial reporting purposes, net assets received and shares issued by Aggressive Fund were recorded at fair value; however, the Seligman Asset Allocation Moderate Growth Fund's cost of investments was carried forward to align ongoing reporting of the Aggressive Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Seligman Asset Allocation Moderate Growth Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                      EXCESS OF
                                                                 DISTRIBUTIONS OVER
   TOTAL         CAPITAL       UNREALIZED     ACCUMULATED NET      NET INVESTMENT
 NET ASSETS       STOCK       DEPRECIATION     REALIZED LOSS           INCOME
-----------------------------------------------------------------------------------
$20,096,902    $28,424,829     $(2,152,302)     $(6,175,266)            $(359)


The financial statements reflect the operations of the Aggressive Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Seligman Asset Allocation Moderate Growth Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Feb. 1, 2009, the Aggressive Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended Jan. 31, 2010 would have been $8.0 million, $(40.7) million, and $133.7 million, respectively.

Total Equity Fund

At the close of business on Aug. 14, 2009, Total Equity Fund acquired the assets and assumed the identified liabilities of Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Aggressive Growth Fund. The reorganizations were completed after shareholders approved the plan on June 29, 2009.

The aggregate net assets of Total Equity Fund immediately before the acquisition were $383,589,201 and the combined net assets immediately after the acquisition were $417,393,250.

The mergers were accomplished by the following tax-free exchanges:

                                                               SHARES   VALUE OF SHARES   SHARES ISSUED BY
                                                             EXCHANGED     EXCHANGED     TOTAL EQUITY FUND
----------------------------------------------------------------------------------------------------------
Seligman Asset Allocation Growth Fund
    Class A                                                  2,051,284    $10,207,422        1,325,265
    Class B                                                    600,770      2,773,368          363,406
    Class C                                                  1,627,632      7,514,573          990,480
----------------------------------------------------------------------------------------------------------
Seligman Asset Allocation Aggressive Growth Fund
    Class A                                                  1,343,720    $ 7,581,559          984,325
    Class B                                                    341,892      1,811,942          237,456
    Class C                                                    738,794      3,915,185          515,997


For financial reporting purposes, net assets received and shares issued by Total Equity Fund were recorded at fair value; however, the Seligman Asset Allocation Growth Fund and the Seligman Asset Allocation Aggressive Growth Fund's cost of investments were carried forward to align ongoing reporting of the Total Equity Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.


--------------------------------------------------------------------------------
92  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


The components of net assets for each of the acquired funds (after adjustments for any permanent book-to-tax differences) at the merger date were as follows:

                                                                                                  UNDISTRIBUTED
                                                                                                    (EXCESS OF
                                        TOTAL       CAPITAL     UNREALIZED   ACCUMULATED NET   DISTRIBUTIONS OVER)
                                      NET ASSETS     STOCK     DEPRECIATION   REALIZED LOSS   NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Seligman Asset Allocation Growth
  Fund                               $20,495,363  $27,964,509   $(2,644,422)   $(4,824,389)           $(335)
Seligman Asset Allocation
  Aggressive Growth Fund              13,308,686   17,081,457    (1,536,074)    (2,236,698)               1
-------------------------------------------------------------------------------------------------------------------
Total                                $33,804,049  $45,045,966   $(4,180,496)   $(7,061,087)           $(334)


The financial statements reflect the operations of the Total Equity Fund for the period prior to the mergers and the combined fund for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of the Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Aggressive Growth Fund that have been included in the combined Fund's Statement of Operations since the mergers were completed. Assuming the mergers had been completed on Feb. 1, 2009, the Total Equity Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended Jan. 31, 2010 would have been $5.1 million, $(46.6) million, and $127.2 million, respectively.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of short-term capital gains earned in the underlying affiliated funds, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                         UNDISTRIBUTED   ACCUMULATED       ADDITIONAL
                                                        NET INVESTMENT  NET REALIZED     PAID-IN CAPITAL
FUND                                                        INCOME       GAIN (LOSS)  REDUCTION (INCREASE)
----------------------------------------------------------------------------------------------------------
Conservative Fund                                           $ 6,724       $ (6,724)        $       --
Moderate Conservative Fund                                   19,397        (19,397)                --
Moderate Fund                                                77,921        (77,921)                --
Moderate Aggressive Fund                                     91,351        987,342          1,078,693
Aggressive Fund                                              54,926        (54,926)                --
Total Equity Fund                                            56,574        (56,574)                --


The tax character of distributions paid for the years indicated is as follows:

                                                                 2010                       2009
                                                        ORDINARY     LONG-TERM     ORDINARY     LONG-TERM
YEAR ENDED JAN. 31,                                      INCOME    CAPITAL GAIN     INCOME    CAPITAL GAIN
----------------------------------------------------------------------------------------------------------
Conservative Fund                                     $ 5,573,915       $--      $ 6,010,901   $  403,813
Moderate Conservative Fund                              9,694,967        --       10,207,218    1,112,835
Moderate Fund                                          27,689,432        --       22,488,051    1,695,270
Moderate Aggressive Fund                               19,263,943        --       23,099,865    2,186,206
Aggressive Fund                                         8,415,022        --        5,899,961    1,853,963
Total Equity Fund                                       7,995,281        --        1,855,610    2,445,217




--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  93

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


At Jan. 31, 2010, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                  UNDISTRIBUTED   UNDISTRIBUTED   ACCUMULATED    UNREALIZED
                                                     ORDINARY      ACCUMULATED   NET REALIZED   APPRECIATION
FUND                                                  INCOME     LONG-TERM GAIN      LOSS      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Conservative Fund                                   $  255,703         $--       $ (4,428,658)  $     567,632
Moderate Conservative Fund                           1,358,426          --        (17,455,318)    (12,409,003)
Moderate Fund                                        5,282,405          --        (48,604,696)    (74,405,934)
Moderate Aggressive Fund                             2,281,945          --        (68,142,574)   (137,469,785)
Aggressive Fund                                      2,833,664          --        (37,879,654)    (92,241,062)
Total Equity Fund                                    1,197,766          --        (42,147,214)   (105,243,044)


For federal income tax purposes, each Fund had a capital loss carry-over at Jan. 31, 2010, that if not offset by capital gains will expire as follows:

FUND                                                                    2017          2018
---------------------------------------------------------------------------------------------
Conservative Fund                                                    $       --   $ 4,265,389
Moderate Conservative Fund                                            1,062,939    15,811,121
Moderate Fund                                                         7,597,638    37,758,600
Moderate Aggressive Fund                                              4,898,399    57,879,727
Aggressive Fund                                                       6,629,032    28,221,611
Total Equity Fund                                                     7,784,164    30,165,767


As a result of the mergers (Note 7), Moderate Aggressive Fund, Aggressive Fund, and Total Equity Fund acquired capital loss carry-overs of $2,900,482, $3,692,558, and $3,996,253, respectively. In addition to the acquired capital loss carry-overs, Moderate Aggressive Fund, Aggressive Fund and Total Equity Fund also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2009 and their fiscal year end (post October loss) as occurring on the first day of the following tax year. At Jan. 31, 2010, post-October losses that are treated as occurring on Feb. 1, 2010 were as follows:

FUND                                                                        POST-OCTOBER LOSS
---------------------------------------------------------------------------------------------
Conservative Fund                                                               $  163,269
Moderate Conservative Fund                                                         581,258
Moderate Fund                                                                    3,248,457
Moderate Aggressive Fund                                                         5,364,447
Aggressive Fund                                                                  3,029,012
Total Equity Fund                                                                4,197,282


For the year ended Jan. 31, 2010, Moderate Aggressive Fund had $1,078,693 of capital loss carry-over expired unused. It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that the Funds will be able to utilize all of their capital loss carry-overs before they expire.

9. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are

--------------------------------------------------------------------------------
94  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as

--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  95

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
96  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------ TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND, RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND, AND RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund, and RiverSource Portfolio Builder Total Equity Fund (the Funds) (six of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2010, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Market Advantage Series, Inc. at January 31, 2010, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2010


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  97

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Portfolio Builder Conservative Fund
Fiscal year ended Jan. 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................    100.00%
    Dividends Received Deduction for corporations................    100.00%
    U.S. Government Obligations..................................     13.02%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Portfolio Builder Moderate Conservative Fund
Fiscal year ended Jan. 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     27.43%
    Dividends Received Deduction for corporations................     18.56%
    U.S. Government Obligations..................................     11.87%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Portfolio Builder Moderate Fund
Fiscal year ended Jan. 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     41.29%
    Dividends Received Deduction for corporations................     27.70%
    U.S. Government Obligations..................................     11.63%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Portfolio Builder Moderate Aggressive Fund
Fiscal year ended Jan. 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     64.31%
    Dividends Received Deduction for corporations................     43.07%
    U.S. Government Obligations..................................      8.83%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Portfolio Builder Aggressive Fund
Fiscal year ended Jan. 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     90.45%
    Dividends Received Deduction for corporations................     60.55%
    U.S. Government Obligations..................................      7.99%




--------------------------------------------------------------------------------
98  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Portfolio Builder Total Equity Fund
Fiscal year ended Jan. 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................    100.00%
    Dividends Received Deduction for corporations................     91.77%
    U.S. Government Obligations..................................      0.17%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  99

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 132 funds. Under current board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/1/06                Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1/5/99                Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      11/11/07              Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 71                     1/1/02
------------------------------------------------------------------------------------------------------------------------------

John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      11/7/08               former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      11/7/08               President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
100  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           11/7/01,              Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 49                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since       Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial   11/8/06               Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 44                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------

Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   4/9/03                Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  12/5/06               LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 44                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial   7/10/02               Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006 and of
Minneapolis, MN 55474                            RiverSource Fund Distributors, Inc. since 2008
Age 54
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since       RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474      12/5/06               and Assistant Secretary, RiverSource Investments, LLC
Age 50                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 4/7/09  Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company and RiverSource Service Corporation since 2009;
Age 58                                           Chief Compliance Officer for each of the Seligman funds
                                                 since 2004; Money Laundering Prevention Officer and
                                                 Identity Theft Prevention Officer for each of the
                                                 Seligman funds, 2008-2009; Managing Director, J. & W.
                                                 Seligman & Co. Incorporated and Vice-President for each
                                                 of the Seligman funds, 2004-2008

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  101

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 11/9/05 and     Ameriprise Financial, Inc. since 2005; Compliance
Minneapolis, MN 55474      Identity Theft        Director, Ameriprise Financial, Inc., 2004-2008
Age 46                     Prevention Officer
                           since 2008
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
102  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  103

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE PORTFOLIO BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds  are distributed by RiverSource Fund Distributors, Inc., Member FINRA, and
managed by RiverSource Investments, LLC. RiverSource is part of
Ameriprise Financial, Inc.
(C)2010 RiverSource Investments, LLC.                            S-6282 J (4/10)

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
S&P 500 INDEX FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2010
(Prospectus also enclosed)

RIVERSOURCE S&P 500 INDEX FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, fees and other
matters of interest. Please read the
prospectus carefully before you invest or
send money.                                      (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Manager Commentary.................    4

The Fund's Long-term Performance...   12

Fund Expenses Example..............   14

Portfolio of Investments...........   16

Statement of Assets and
  Liabilities......................   28

Statement of Operations............   29

Statements of Changes in Net
  Assets...........................   30

Financial Highlights...............   31

Notes to Financial Statements......   33

Report of Independent Registered
  Public Accounting Firm...........   48

Federal Income Tax Information.....   50

Board Members and Officers.........   51

Proxy Voting.......................   56




--------------------------------------------------------------------------------
                         RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource S&P 500 Index Fund (the Fund) Class D shares gained 32.59% for the
  12 months ended Jan. 31, 2010.

> The Fund closely tracked the 33.14% increase of the Fund's benchmark, the unmanaged Standard & Poor's 500 Index (S&P 500 Index) during the same period.

> The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, rose 32.94% during the same 12 months.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
RiverSource S&P 500 Index Fund
  Class D                         +32.59%   -7.51%   -0.23%   -1.35%
---------------------------------------------------------------------
  Class E                         +32.67%   -7.32%   -0.02%   -1.10%
---------------------------------------------------------------------
S&P 500 Index (unmanaged)         +33.14%   -7.24%   +0.18%   -0.80%
---------------------------------------------------------------------
Lipper S&P 500 Objective Funds
  Index                           +32.94%   -7.38%   -0.01%   -1.04%
---------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

"Standard & Poor's(R)", "S&P", "S&P 500(R)", and "Standard & Poor's 500(R)" are trademarks of the McGraw-Hill Companies, Inc. These trademarks and service marks have been licensed for use by Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


--------------------------------------------------------------------------------
                         RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  3

MANAGER COMMENTARY -------------------------------------------------------------

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC (RiverSource), the investment manager to RiverSource S&P 500 Index Fund (the Fund), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the Closing).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource, following the Closing, RiverSource has determined that the portfolio managers primarily responsible for overseeing the Fund's investments, effective upon and subject to the Closing, will be Cheryl D'Hollander and Alfred F. Alley III, CFA. Please see the Fund's current prospectus, as supplemented, for additional biographical information about these portfolio managers. The Fund's current prospectus may be obtained by contacting your financial intermediary or RiverSource Service Corporation at 1(800) 221-2450.

Dear Shareholder,

RiverSource S&P 500 Index Fund (the Fund) Class D shares gained 32.59% for the 12 months ended Jan. 31, 2010, closely tracking the 33.14% increase of the Fund's benchmark, the unmanaged Standard & Poor's 500 Index (S&P 500 Index or the Index). The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, rose 32.94% during the same 12 months.

Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund's Class D shares had an expense ratio of 0.60% for the reporting period. This ratio included fee waivers as explained in the Financial Highlights section of this report. (See page 31.)

SIGNIFICANT PERFORMANCE FACTORS
The performance of the U.S. equity markets can be divided into three distinct periods during the 12 months ended Jan. 31, 2010. Through early March 2009, the U.S. equity markets were characterized by negativity and soaring volatility, as the equity markets reacted to a litany of bad economic news. Investor concerns were fostered by rising unemployment and a still-fragile housing market as well as by continued financial


--------------------------------------------------------------------------------
4  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR BREAKDOWN(1) (at Jan. 31, 2010)
---------------------------------------------------------------------

Consumer Discretionary                      9.6%
------------------------------------------------
Consumer Staples                           11.3%
------------------------------------------------
Energy                                     11.4%
------------------------------------------------
Financials                                 14.7%
------------------------------------------------
Health Care                                12.8%
------------------------------------------------
Industrials                                10.4%
------------------------------------------------
Information Technology                     19.0%
------------------------------------------------
Materials                                   3.3%
------------------------------------------------
Telecommunication Services                  3.0%
------------------------------------------------
Utilities                                   3.6%
------------------------------------------------
Other(2)                                    0.9%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


TOP TEN HOLDINGS(1) (at Jan. 31, 2010)
---------------------------------------------------------------------

Exxon Mobil                                 3.2%
------------------------------------------------
Microsoft                                   2.3%
------------------------------------------------
Apple                                       1.9%
------------------------------------------------
General Electric                            1.8%
------------------------------------------------
Procter & Gamble                            1.8%
------------------------------------------------
Johnson & Johnson                           1.8%
------------------------------------------------
IBM                                         1.7%
------------------------------------------------
JPMorgan Chase & Co                         1.6%
------------------------------------------------
Pfizer                                      1.6%
------------------------------------------------
Bank of America                             1.6%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.




--------------------------------------------------------------------------------
                         RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------

disruptions. Underlying this uncertainty was the fact that the U.S. economy had moved into a recession, as evidenced by waning consumer spending and a dimming export sector, which had for some time prior been a rare bright spot in the U.S. economic picture. Global financial institutions cut back lending as other major financial institutions dealt with the after-shocks of bankruptcy, merger or government take-over. Together, these factors fostered heightened investor risk aversion and fear. The result was that investors sold off nearly all types of equity assets in a flight to the perceived relative safety of U.S. Treasuries.

Then, economic news became less bad and "green shoots" began to appear in early March. The U.S. Treasury Department finally revealed details on key parts of its financial rescue plans. U.S. Gross Domestic Product (GDP) declined less than expected in the second quarter of 2009. Investor sentiment improved, and U.S. equities rallied strongly. Although the equity markets stalled somewhat in June, the rally resumed with vigor again in July such that most of the major equity indices enjoyed gains for seven months in a row through September 2009. October saw choppy equity market results, as economic data remained mixed and investors questioned how long one of the biggest equity market recoveries ever could last. November and December then saw a rebound in the equity markets. In all, the rally from early March through December 2009 was astonishing. The S&P 500 Index was up approximately 65% from its March lows through December 2009, though this still left the Index significantly down from its 2007 peak.

While the S&P 500 Index peaked on Jan. 19, 2010, just before President Obama's Jan. 21 call to limit the size of the nation's largest banks, the first month of 2010 was, overall, the worst month for the S&P 500 Index since February 2009. Investor confidence was shaken, at least in the short term, by several key factors. First, stocks of big banks took a beating from the President's bank proposal, although, ironically, regional banks, without the same major trading operations, were among the month's biggest winners. Second, signs of economic recovery so dominant in November seemed to dissipate in December and January -- in particular, persistently high unemployment levels. Third, China's economic growth, which helped sustain the 2009 rally, looked like it might slow, as its government warned of bubbles within its economy. Finally, many investors believed the March through December 2009 rally was simply impossible to sustain.


--------------------------------------------------------------------------------
6  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

All ten sectors of the S&P 500 Index advanced during the 12 months ended Jan. 31, 2010, with eight generating double-digit gains. While there was a notable rotation among sector performance since March 2009, broadly speaking, economically-sensitive cyclical sectors within the S&P 500 Index garnered the strongest gains for the annual period as a whole. The more defensive sectors of the equity market lagged. In terms of total return, financials, consumer discretionary, information technology and materials were the strongest relative performers. On the basis of impact, which takes weightings and total returns into account, information technology, financials, consumer discretionary and industrials were the biggest contributors to the Index's return. The top performing industries for the period were automobiles, real estate management and development, auto components, internet and catalog retail, and paper and forest products, each of which delivered robust triple-digit positive returns for the annual period.

Conversely, utilities, telecommunication services and energy were the weakest sectors from a total return perspective, though each still generated solid gains. On the basis of impact, which takes weightings and total returns into account, utilities, telecommunication services and materials contributed least to S&P 500 Index performance. The worst performing industry for the period was diversified consumer services, followed by construction materials and biotechnology, each of which posted a negative return. Electric utilities and oil, gas and consumable fuels generated positive returns but round out the weakest five performing industries during the annual period.



  While there was a notable rotation among sector performance since March 2009, broadly speaking, economically-sensitive cyclical sectors within the S&P 500 Index garnered the strongest gains for the annual period as a whole.






--------------------------------------------------------------------------------
                         RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

Top individual contributors within the S&P 500 Index included several financials- and technology-related names, including BANK OF AMERICA, APPLE, MICROSOFT and JPMORGAN CHASE & CO. Surprisingly, perhaps, another big winner was FORD MOTOR. The biggest individual detractors came from five different sectors. Namely, major oil company EXXON MOBIL, consumer staples firm MEAD JOHNSON NUTRITION, financials company CITIGROUP, health care company CAREFUSION, and utilities company EXELON were the underperformers that had the most significant impact on the S&P 500 Index's performance during the annual period.

CHANGES TO THE FUND'S PORTFOLIO
Because the Fund strives to invest in predominantly the same stocks that make up the S&P 500 Index and seeks to replicate the performance of the Index, we realign the Fund's portfolio when Standard & Poor's rebalances the Index on a quarterly basis. We also add stocks to and remove stocks from the portfolio to reflect those changes that take place in the S&P 500 Index. Removals typically result from mergers and acquisitions or financial reversals. Stocks added to the S&P 500 Index often have increased their capitalization beyond that of the S&P MidCap 400 Index, an unmanaged benchmark of medium-sized company stocks.

During the annual period, there were 29 additions to and 25 removals from the Index and the Fund's portfolio. Among those stocks added to the Index and Fund were energy and other commodities-related companies CLIFFS NATURAL RESOURCES, FREEPORT-MCMORAN COPPER & GOLD, FIRST SOLAR, FMC TECHNOLOGIES, DENBURY RESOURCES and DIAMOND OFFSHORE DRILLING; financial-related companies METLIFE and VISA; technology-related companies RED HAT and WESTERN DIGITAL; retailers ROSS STORES and O'REILLY AUTOMOTIVE; and commercial services firms SAIC and QUANTA SERVICES. Other well-known names added to the Index and Fund during the period included NRG ENERGY, PRICELINE.COM, METROPCS COMMUNICATIONS, NEWS CORPORATION, DEVRY, TIME WARNER CABLE and HORMEL FOODS.

Stocks removed from the S&P 500 Index and Fund included several financials companies, including MBIA, CIT GROUP and AMERICAN CAPITAL. There were also several stocks removed among machinery and manufacturing companies, including COOPER INDUSTRIES, MANITOWOC, INGERSOLL-RAND and TYCO INTERNATIONAL. Other removals included such

--------------------------------------------------------------------------------
8  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


well-known names across a broad spectrum of sectors and industries, as KB HOME, SCHERING-PLOUGH, WYETH, EMBARQ, GENERAL MOTORS, JONES APPAREL GROUP, WEATHERFORD INTERNATIONAL and SUN MICROSYSTEMS.

There was also some shuffling among sector weightings within the Index and in the Fund during the annual period. Information technology maintained its position as the largest weighting in the Index and in the Fund, having surpassed financials in 2008. However, by the end of January 2010, financials had moved from fifth place to second place in its weighting in the Index and the Fund. Health care, consumer staples and energy, which had also surpassed financials at the end of 2008, were the third, fourth and fifth largest weightings in the Index and the Fund at Jan. 31, 2010.

OUR FUTURE STRATEGY
We do not anticipate any changes in the portfolio beyond the customary quarterly rebalancings and stock substitutions we make to align the Fund with the S&P 500 Index. We will continue to use quantitative techniques to select a representative sample of the stocks in the S&P 500 Index in an attempt to replicate the returns of the S&P 500 Index.

Looking ahead from a broader perspective, we expect the U.S. economy to continue its gradual recovery as 2010 ensues, but at a fairly muted pace. We anticipate U.S. GDP to grow in the range of 3% to 3.5% over the next year. The relative contribution of consumer spending remains in question, with unemployment expected to remain elevated and the housing market expected to remain under pressure.

Given this view, there were several reasons, at the end of the Fund's annual period, to remain optimistic regarding the likelihood for positive returns from the equity market in 2010, even with the pull-back in January. Even though valuations at the end of the annual period were no longer considered cheap, we believe they were still reasonable based on several measurements, including free-cash flow yields, balance sheet quality, continued strong operating margins and potentially improved revenue growth. We believe these reasonable valuations, along with improving economic growth, low inflation and lean expense structures, suggest further upside potential. We believe revenue growth will be critical, but if it materializes as expected, current 2010 earnings

--------------------------------------------------------------------------------
                         RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------


expectations could prove to be low. That said, risks remain. We believe the economic recovery will likely experience fits and starts as the months progress. Also, non-economic factors may impact the market, such as the anticipated stricter regulatory environment, the effect of high U.S. debt levels, and the idiosyncrasies found in a mid-term election year. All of these factors, and those unforeseen, in combination may well result in heightened volatility over the months ahead. In short, while we do not expect continuation of the robust rally in the equity markets seen during the annual period overall, we do expect continued upside during 2010 within a more "normal" historical range.



(PHOTO - DIMITRIS J. BERTSIMAS)                                       (PHOTO - GEORGIOS VETOULIS, PH.D.)

Dimitris J. Bertsimas, Ph.D.                                          Georgios Vetoulis, Ph.D.
Senior Portfolio Manager                                              Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource S&P 500 Index Fund Class D shares (from 2/1/00 to 1/31/10) as compared to the performance of the S&P 500 Index and the Lipper S&P 500 Objective Funds Index. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2010
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE S&P 500 INDEX FUND
Class D Cumulative value of $10,000                 $13,259    $7,911    $9,885    $8,733
------------------------------------------------------------------------------------------
     Average annual total return                    +32.59%    -7.51%    -0.23%    -1.35%
------------------------------------------------------------------------------------------
S&P 500 INDEX(1)
     Cumulative value of $10,000                    $13,314    $7,982   $10,089    $9,227
------------------------------------------------------------------------------------------
     Average annual total return                    +33.14%    -7.24%    +0.18%    -0.80%
------------------------------------------------------------------------------------------
LIPPER S&P 500 OBJECTIVE FUNDS INDEX(2)
     Cumulative value of $10,000                    $13,294    $7,944    $9,994    $9,006
------------------------------------------------------------------------------------------
     Average annual total return                    +32.94%    -7.38%    -0.01%    -1.04%
------------------------------------------------------------------------------------------


Results for Class E shares can be found on page 2.


--------------------------------------------------------------------------------
12  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE S&P 500 INDEX FUND LINE GRAPH)

                      RIVERSOURCE S&P
                         500 INDEX
                           FUND                                 LIPPER S&P
                         (includes            S&P 500               500
                       sales charge)          INDEX(1)        FUNDS INDEX(2)
                      ---------------    -----------------    --------------
2/1/00                   $10,000              $10,000             $10,000
4/00                      10,443               10,446              10,437
7/00                      10,296               10,320              10,306
10/00                     10,277               10,339              10,318
1/01                       9,828                9,910               9,885
4/01                       8,994                9,091               9,062
7/01                       8,734                8,842               8,805
10/01                      7,659                7,764               7,725
1/02                       8,183                8,310               8,260
4/02                       7,808                7,943               7,889
7/02                       6,644                6,752               6,705
10/02                      6,476                6,591               6,540
1/03                       6,266                6,397               6,342
4/03                       6,740                6,886               6,822
7/03                       7,289                7,471               7,395
10/03                      7,762                7,962               7,874
1/04                       8,380                8,609               8,506
4/04                       8,226                8,462               8,354
7/04                       8,188                8,455               8,341
10/04                      8,437                8,712               8,589
1/05                       8,835                9,145               9,011
4/05                       8,679                8,998               8,863
7/05                       9,282                9,643               9,491
10/05                      9,107                9,472               9,316
1/06                       9,680               10,094               9,922
4/06                       9,956               10,385              10,201
7/06                       9,720               10,162               9,977
10/06                     10,527               11,020              10,810
1/07                      11,040               11,559              11,336
4/07                      11,399               11,968              11,728
7/07                      11,240               11,802              11,562
10/07                     11,997               12,624              12,357
1/08                      10,722               11,292              11,049
4/08                      10,831               11,408              11,156
7/08                       9,956               10,493              10,257
10/08                      7,658                8,067               7,885
1/09                       6,587                6,930               6,774
4/09                       6,997                7,379               7,209
7/09                       7,962                8,398               8,204
10/09                      8,396                8,859               8,650
1/10                       8,733                9,227               9,006




(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  13

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other

--------------------------------------------------------------------------------
14  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

funds. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2009  JAN. 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class D
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,096.90        $3.14           .60%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.94        $3.02           .60%
------------------------------------------------------------------------------------------

Class E
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,094.90        $2.40(c)        .46%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.64        $2.32(c)        .46%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2010: +9.69% for Class D and +9.49% for Class E.
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.47% for Class E. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2010. If this change had been in place for the entire six month period ended Jan. 31, 2010, the actual expenses paid would have been $2.45 and the hypothetical expenses paid would have been $2.37 for Class E.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.8%)
Boeing                                                   8,935               $541,461
General Dynamics                                         4,598                307,376
Goodrich                                                 1,917                118,681
Honeywell Intl                                           9,162                354,020
ITT                                                      1,896                 91,596
L-3 Communications Holdings                              1,723                143,595
Lockheed Martin                                          4,345                323,789
Northrop Grumman                                         4,285                242,531
Precision Castparts                                      1,997                210,184
Raytheon                                                 4,476                234,677
Rockwell Collins                                         2,229                118,561
United Technologies                                     11,627                784,590
                                                                      ---------------
Total                                                                       3,471,061
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide                                    1,695                 95,988
Expeditors Intl of Washington                            1,966(d)              67,041
FedEx                                                    4,286                335,808
United Parcel Service Cl B                              12,244                707,335
                                                                      ---------------
Total                                                                       1,206,172
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                      11,266                127,644
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                   4,651(b)              62,044
Johnson Controls                                         7,981                222,112
                                                                      ---------------
Total                                                                         284,156
-------------------------------------------------------------------------------------

AUTOMOBILES (0.5%)
Ford Motor                                              43,909(b,d)           475,974
Harley-Davidson                                          3,807                 86,571
                                                                      ---------------
Total                                                                         562,545
-------------------------------------------------------------------------------------

BEVERAGES (2.6%)
Brown-Forman Cl B                                          898                 46,085
Coca-Cola                                               28,474              1,544,714
Coca-Cola Enterprises                                    5,009                101,132
Constellation Brands Cl A                                3,943(b)              63,403
Dr Pepper Snapple Group                                  3,945                109,119
Molson Coors Brewing Cl B                                1,510                 63,420
Pepsi Bottling Group                                     2,414                 89,801
PepsiCo                                                 19,082              1,137,669
                                                                      ---------------
Total                                                                       3,155,343
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.6%)
Amgen                                                   12,817(b)             749,537
Biogen Idec                                              3,254(b)             174,870
Celgene                                                  5,404(b)             306,839
Cephalon                                                 1,196(b,d)            76,353
Genzyme                                                  2,952(b)             160,176
Gilead Sciences                                         10,915(b)             526,867
                                                                      ---------------
Total                                                                       1,994,642
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                    6,037(d)              81,862
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.7%)
Ameriprise Financial                                     3,853(e)             147,339
Bank of New York Mellon                                 14,741                428,816
Charles Schwab                                          10,926                199,837
E*TRADE Financial                                       31,705(b)              48,192
Federated Investors Cl B                                   640(d)              16,243
Franklin Resources                                       2,184                216,282
Goldman Sachs Group                                      6,610                983,038
Invesco                                                  6,405                123,617
Janus Capital Group                                      3,966                 48,425
Legg Mason                                               1,593(d)              41,068
Morgan Stanley                                          18,272                489,323
Northern Trust                                           2,641                133,423


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CAPITAL MARKETS (CONT.)
State Street                                             5,786               $248,104
T Rowe Price Group                                       2,992                148,463
                                                                      ---------------
Total                                                                       3,272,170
-------------------------------------------------------------------------------------

CHEMICALS (1.9%)
Air Products & Chemicals                                 2,432                184,735
Airgas                                                   1,021                 43,148
CF Inds Holdings                                           449                 41,694
Dow Chemical                                            15,666                424,393
Eastman Chemical                                         1,271                 71,850
Ecolab                                                   2,538                111,418
EI du Pont de Nemours & Co                              12,068                393,537
FMC                                                        537                 27,355
Intl Flavors & Fragrances                                  559                 22,231
Monsanto                                                 6,532                495,649
PPG Inds                                                 2,434                142,827
Praxair                                                  3,523                265,352
Sigma-Aldrich                                            1,032                 49,381
                                                                      ---------------
Total                                                                       2,273,570
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.1%)
BB&T                                                     7,624(d)             212,481
Comerica                                                 1,283(d)              44,276
Fifth Third Bancorp                                     11,765                146,357
First Horizon Natl                                       4,353(b)              56,374
Huntington Bancshares                                   13,627                 65,273
KeyCorp                                                  7,747                 55,623
M&T Bank                                                   728                 53,690
Marshall & Ilsley                                        9,471(d)              65,445
PNC Financial Services Group                             6,262                347,103
Regions Financial                                       17,606(d)             111,798
SunTrust Banks                                           5,388(d)             131,090
US Bancorp                                              23,716                594,797
Wells Fargo & Co                                        65,231              1,854,518
Zions Bancorporation                                     2,619(d)              49,682
                                                                      ---------------
Total                                                                       3,788,507
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Avery Dennison                                           1,424                 46,294
Cintas                                                   1,173                 29,454
Iron Mountain                                            1,285(b)              29,375
Pitney Bowes                                             3,558                 74,433
Republic Services                                        3,309                 88,649
RR Donnelley & Sons                                      3,543                 70,222
Stericycle                                                 614(b)              32,499
Waste Management                                         5,508                176,532
                                                                      ---------------
Total                                                                         547,458
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.5%)
Cisco Systems                                           72,744(b)           1,634,557
Harris                                                   2,291                 98,330
JDS Uniphase                                             5,801(b)              45,596
Juniper Networks                                         5,832(b)             144,809
Motorola                                                36,192(b)             222,581
QUALCOMM                                                23,357                915,361
Tellabs                                                  2,680(b)              17,232
                                                                      ---------------
Total                                                                       3,078,466
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.7%)
Apple                                                   11,740(b)           2,255,488
Dell                                                    24,051(b)             310,258
EMC                                                     24,943(b)             415,800
Hewlett-Packard                                         30,086              1,416,148
IBM                                                     16,582              2,029,470
Lexmark Intl Cl A                                        1,843(b)              47,531
NetApp                                                   5,213(b)             151,855
QLogic                                                   1,815(b)              31,200
SanDisk                                                  3,619(b)              91,995
Teradata                                                 3,025(b)              84,609
Western Digital                                          3,536(b)             134,333
                                                                      ---------------
Total                                                                       6,968,687
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                    2,759                125,093
Jacobs Engineering Group                                 1,081(b)              40,851
Quanta Services                                          1,510(b)              27,512
                                                                      ---------------
Total                                                                         193,456
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                         1,193                 52,719
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CONSUMER FINANCE (0.9%)
American Express                                        16,026               $603,538
Capital One Financial                                    6,180                227,795
Discover Financial Services                              8,845                121,000
SLM                                                      8,443(b)              88,905
                                                                      ---------------
Total                                                                       1,041,238
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                       676                 34,334
Bemis                                                      800                 22,448
Owens-Illinois                                           1,228(b)              33,426
Pactiv                                                     943(b)              21,265
Sealed Air                                               1,154                 22,895
                                                                      ---------------
Total                                                                         134,368
-------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                            1,476                 55,616
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                        1,255(b)              76,041
DeVry                                                      440                 26,866
H&R Block                                                3,202                 68,907
                                                                      ---------------
Total                                                                         171,814
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.2%)
Bank of America                                        126,129              1,914,638
Citigroup                                              248,627                825,442
CME Group                                                  781                224,006
IntercontinentalExchange                                   941(b)              89,847
JPMorgan Chase & Co                                     50,002              1,947,078
Leucadia Natl                                            1,385(b,d)            30,927
Moody's                                                  1,794                 49,496
NASDAQ OMX Group                                         1,002(b)              18,026
NYSE Euronext                                            2,465                 57,706
                                                                      ---------------
Total                                                                       5,157,166
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
AT&T                                                    73,932              1,874,916
CenturyTel                                               4,392                149,370
Frontier Communications                                  2,397(d)              18,241
Qwest Communications Intl                               24,175                101,777
Verizon Communications                                  36,017              1,059,620
Windstream                                               7,370                 75,985
                                                                      ---------------
Total                                                                       3,279,909
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.9%)
Allegheny Energy                                         1,271                 26,627
American Electric Power                                  5,483                189,986
Duke Energy                                             15,354                253,802
Edison Intl                                              4,754                158,403
Entergy                                                  2,132                162,693
Exelon                                                   7,936                362,040
FirstEnergy                                              4,346                189,573
FPL Group                                                5,698                277,834
Northeast Utilities                                      1,255                 31,777
Pepco Holdings                                           4,100(d)              67,322
Pinnacle West Capital                                      722                 25,862
PPL                                                      4,122                121,558
Progress Energy                                          3,111                121,236
Southern                                                 9,578                306,496
                                                                      ---------------
Total                                                                       2,295,209
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric                                         9,049                375,895
First Solar                                                419(b,d)            47,473
Rockwell Automation                                      2,163                104,343
Roper Inds                                                 671                 33,604
                                                                      ---------------
Total                                                                         561,315
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Agilent Technologies                                     5,095(b)             142,813
Amphenol Cl A                                            1,673                 66,652
Corning                                                 21,134                382,103
FLIR Systems                                             1,124(b)              33,248
Jabil Circuit                                            3,953                 57,239
Molex                                                      957                 19,293
                                                                      ---------------
Total                                                                         701,348
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.9%)
Baker Hughes                                             4,448                201,405
BJ Services                                              4,870                100,663
Cameron Intl                                             3,733(b)             140,585
Diamond Offshore Drilling                                  658(d)              60,227
FMC Technologies                                         1,927(b)             102,459
Halliburton                                             12,110                353,732
Nabors Inds                                              4,502(b,c)           100,395
Natl Oilwell Varco                                       4,884                199,756
Rowan Companies                                          2,369(b)              50,886


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Schlumberger                                            15,010               $952,534
Smith Intl                                               3,349                101,542
                                                                      ---------------
Total                                                                       2,364,184
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.7%)
Costco Wholesale                                         5,028                288,758
CVS Caremark                                            16,685                540,093
Kroger                                                   9,259                198,420
Safeway                                                  5,907                132,612
SUPERVALU                                                3,942                 57,987
SYSCO                                                    6,729                188,345
Walgreen                                                11,715                422,326
Wal-Mart Stores                                         26,627              1,422,681
Whole Foods Market                                       2,558(b)              69,629
                                                                      ---------------
Total                                                                       3,320,851
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.6%)
Archer-Daniels-Midland                                   7,586                227,352
Campbell Soup                                            1,784(d)              59,068
ConAgra Foods                                            5,315                120,863
Dean Foods                                               3,423(b)              60,347
General Mills                                            3,856                274,972
Hershey                                                  1,577                 57,450
HJ Heinz                                                 3,339                145,681
Hormel Foods                                               502                 19,427
JM Smucker                                               1,159                 69,621
Kellogg                                                  2,804                152,594
Kraft Foods Cl A                                        19,412                536,937
McCormick & Co                                           1,134                 41,164
Sara Lee                                                10,600                128,684
Tyson Foods Cl A                                         5,295                 73,177
                                                                      ---------------
Total                                                                       1,967,337
-------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
EQT                                                      2,121(d)              93,367
Nicor                                                      339                 13,736
Questar                                                  1,688                 70,018
                                                                      ---------------
Total                                                                         177,121
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
Baxter Intl                                              7,352                423,402
Becton Dickinson & Co                                    2,634                198,525
Boston Scientific                                       21,911(b)             189,092
CareFusion                                               1,831(b)              47,148
CR Bard                                                    957                 79,326
DENTSPLY Intl                                            1,227                 41,141
Hospira                                                  2,449(b)             124,017
Intuitive Surgical                                         537(b)             176,168
Medtronic                                               13,507                579,315
St. Jude Medical                                         3,499(b)             132,017
Stryker                                                  4,047                210,120
Varian Medical Systems                                   1,078(b)              54,213
Zimmer Holdings                                          3,011(b)             169,580
                                                                      ---------------
Total                                                                       2,424,064
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
Aetna                                                    6,106                182,997
AmerisourceBergen                                        2,848(d)              77,636
Cardinal Health                                          5,033                166,441
CIGNA                                                    4,031                136,127
Coventry Health Care                                     2,727(b)              62,394
DaVita                                                     979(b)              58,505
Express Scripts                                          3,266(b)             273,887
Five Star Quality Care                                      --(b,f)                 1
Humana                                                   1,653(b)              80,369
Laboratory Corp of America Holdings                      1,067(b)              75,864
McKesson                                                 3,654                214,928
Medco Health Solutions                                   5,729(b)             352,219
Patterson Companies                                        667(b,d)            19,050
Quest Diagnostics                                        1,518                 84,507
Tenet Healthcare                                        10,150(b)              56,231
UnitedHealth Group                                      15,154                500,082
WellPoint                                                6,052(b)             385,633
                                                                      ---------------
Total                                                                       2,726,871
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                               2,700                 58,428
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Unit                                            4,752(b)             158,384
Darden Restaurants                                       1,195                 44,167
Intl Game Technology                                     4,895                 89,774
Marriott Intl Cl A                                       2,451(d)              64,290
McDonald's                                              13,216                825,075
Starbucks                                               10,352(b)             225,570
Starwood Hotels & Resorts Worldwide                      3,076                102,492
Wyndham Worldwide                                        3,139                 65,888


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Wynn Resorts                                             1,236                $76,484
Yum! Brands                                              5,135                175,668
                                                                      ---------------
Total                                                                       1,827,792
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Black & Decker                                           1,083                 70,027
DR Horton                                                4,992(d)              58,856
Fortune Brands                                           1,354                 56,286
Harman Intl Inds                                         1,499                 53,289
Leggett & Platt                                          3,144                 57,409
Lennar Cl A                                              3,261                 50,089
Newell Rubbermaid                                        3,053                 41,429
Pulte Homes                                              6,118(b)              64,361
Whirlpool                                                1,215                 91,344
                                                                      ---------------
Total                                                                         543,090
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.5%)
Clorox                                                   1,326                 78,459
Colgate-Palmolive                                        5,911                473,057
Kimberly-Clark                                           5,068                300,989
Procter & Gamble                                        35,243              2,169,207
                                                                      ---------------
Total                                                                       3,021,712
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                     10,486(b)             132,438
Constellation Energy Group                               3,149                101,650
NRG Energy                                               2,258(b)              54,440
                                                                      ---------------
Total                                                                         288,528
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.5%)
3M                                                       9,158                737,127
General Electric                                       135,837              2,184,259
Textron                                                  4,507(d)              88,022
                                                                      ---------------
Total                                                                       3,009,408
-------------------------------------------------------------------------------------

INSURANCE (2.6%)
AFLAC                                                    5,451                263,992
Allstate                                                 7,519                225,044
American Intl Group                                      2,504(b,d)            60,672
Aon                                                      2,934                114,133
Assurant                                                 2,220                 69,775
Chubb                                                    4,688                234,400
Cincinnati Financial                                     1,151(d)              30,375
Genworth Financial Cl A                                  7,670(b)             106,153
Hartford Financial Services Group                        5,747                137,871
Lincoln Natl                                             4,706                115,673
Loews                                                    3,983                142,472
Marsh & McLennan Companies                               5,695                122,784
MetLife                                                 10,024                354,047
Principal Financial Group                                4,910                113,176
Progressive                                              9,698                160,793
Prudential Financial                                     5,476                273,744
Torchmark                                                1,550                 69,595
Travelers Companies                                      7,255                367,610
Unum Group                                               3,086                 60,393
XL Capital Cl A                                          5,527(c)              92,688
                                                                      ---------------
Total                                                                       3,115,390
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
Amazon.com                                               4,001(b)             501,765
Expedia                                                  3,712(b)              79,474
priceline.com                                              671(b)             131,080
                                                                      ---------------
Total                                                                         712,319
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.8%)
Akamai Technologies                                      1,431(b,d)            35,346
eBay                                                    14,266(b)             328,403
Google Cl A                                              3,023(b)           1,600,437
VeriSign                                                 1,418(b,d)            32,486
Yahoo!                                                  13,795(b)             207,063
                                                                      ---------------
Total                                                                       2,203,735
-------------------------------------------------------------------------------------

IT SERVICES (1.5%)
Affiliated Computer Services Cl A                        1,264(b)              77,761
Automatic Data Processing                                5,757                234,828
Cognizant Technology Solutions Cl A                      4,377(b)             191,100
Computer Sciences                                        2,291(b)             117,528
Fidelity Natl Information Services                       3,264                 76,900
Fiserv                                                   1,511(b)              68,055
MasterCard Cl A                                          1,140                284,886


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
IT SERVICES (CONT.)
Paychex                                                  3,407(d)             $98,769
SAIC                                                     2,482(b)              45,495
Total System Services                                    3,770(d)              53,949
Visa Cl A                                                5,441                446,326
Western Union                                            9,854                182,693
                                                                      ---------------
Total                                                                       1,878,290
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                            7,236(b,d)            43,778
Hasbro                                                     900                 27,495
Mattel                                                   3,506                 69,138
                                                                      ---------------
Total                                                                         140,411
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.4%)
Life Technologies                                        2,633(b)             130,886
Millipore                                                  415(b)              28,623
PerkinElmer                                              2,188                 44,066
Thermo Fisher Scientific                                 4,623(b)             213,352
Waters                                                     848(b)              48,319
                                                                      ---------------
Total                                                                         465,246
-------------------------------------------------------------------------------------

MACHINERY (1.6%)
Caterpillar                                              8,499                443,989
Cummins                                                  3,013                136,067
Danaher                                                  3,028                216,048
Deere & Co                                               5,945                296,953
Dover                                                    1,830                 78,470
Eaton                                                    2,443                149,609
Flowserve                                                  938                 84,579
Illinois Tool Works                                      4,476                195,109
PACCAR                                                   5,223(d)             188,185
Pall                                                       894                 30,816
Parker Hannifin                                          2,073                115,901
Snap-On                                                    447                 18,273
Stanley Works                                              577                 29,571
                                                                      ---------------
Total                                                                       1,983,570
-------------------------------------------------------------------------------------

MEDIA (2.9%)
CBS Cl B                                                10,182                131,653
Comcast Cl A                                            34,325                543,365
DIRECTV Group Cl A                                      11,387(b)             345,595
Gannett                                                  4,233(d)              68,363
Interpublic Group of Companies                           3,524(b,d)            22,765
McGraw-Hill Companies                                    4,536                160,801
Meredith                                                 1,261                 39,066
New York Times Cl A                                      3,298(b)              42,610
News Corp Cl A                                          29,958                377,770
Omnicom Group                                            3,393                119,773
Scripps Networks Interactive Cl A                        1,658                 70,797
Time Warner                                             15,674                430,251
Time Warner Cable                                        4,000                174,360
Viacom Cl B                                              8,390(b)             244,485
Walt Disney                                             25,258                746,374
Washington Post Cl B                                        46                 19,993
                                                                      ---------------
Total                                                                       3,538,021
-------------------------------------------------------------------------------------

METALS & MINING (1.1%)
AK Steel Holding                                         2,413                 49,080
Alcoa                                                   14,003                178,258
Allegheny Technologies                                   1,725(d)              70,466
Cliffs Natural Resources                                 2,189                 87,451
Freeport-McMoRan Copper & Gold                           5,820                388,136
Newmont Mining                                           5,668                242,930
Nucor                                                    4,519                184,375
Titanium Metals                                            558(b)               6,490
United States Steel                                      2,316(d)             102,900
                                                                      ---------------
Total                                                                       1,310,086
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Big Lots                                                   620(b)              17,614
Family Dollar Stores                                       990                 30,571
JC Penney                                                3,776                 93,758
Kohl's                                                   3,319(b,g)           167,178
Macy's                                                   6,491                103,402
Nordstrom                                                2,666                 92,084
Sears Holdings                                             421(b,d)            39,271
Target                                                   8,920                457,328
                                                                      ---------------
Total                                                                       1,001,206
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.3%)
Ameren                                                   3,761                 96,094
CenterPoint Energy                                       3,205                 44,710
CMS Energy                                               3,139(d)              47,619
Consolidated Edison                                      3,103                135,725
Dominion Resources                                       8,188                306,722
DTE Energy                                               2,549                107,160
Integrys Energy Group                                    1,445(d)              60,473


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MULTI-UTILITIES (CONT.)
NiSource                                                 4,862                $69,284
PG&E                                                     4,246                179,351
Public Service Enterprise Group                          5,594                171,120
SCANA                                                      797                 28,381
Sempra Energy                                            3,512(d)             178,234
TECO Energy                                              4,030                 62,747
Wisconsin Energy                                         1,008                 49,332
Xcel Energy                                              4,796                 99,661
                                                                      ---------------
Total                                                                       1,636,613
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                   13,573                118,357
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.5%)
Anadarko Petroleum                                       5,878                374,899
Apache                                                   4,055                400,512
Cabot Oil & Gas                                          1,956                 74,856
Chesapeake Energy                                        9,194                227,827
Chevron                                                 25,643              1,849,372
ConocoPhillips                                          19,614                941,472
CONSOL Energy                                            1,931                 90,004
Denbury Resources                                        4,600(b,d)            62,330
Devon Energy                                             5,885                393,765
El Paso                                                  6,821                 69,233
EOG Resources                                            2,975                269,000
Exxon Mobil                                             60,162              3,876,237
Hess                                                     3,319                191,805
Kinder Morgan Management LLC                                --(b,f)                33
Marathon Oil                                             9,688                288,799
Massey Energy                                            1,607                 61,902
Murphy Oil                                               2,006                102,466
Noble Energy                                             1,899                140,412
Occidental Petroleum                                    10,087                790,216
Peabody Energy                                           3,929                165,489
Pioneer Natural Resources                                2,029(d)              89,235
Range Resources                                          1,477                 67,942
Southwestern Energy                                      3,860(b)             165,517
Spectra Energy                                           7,138                151,683
Sunoco                                                   2,365                 59,338
Tesoro                                                   3,381(d)              42,263
Valero Energy                                            8,547                157,436
Williams Companies                                       6,384                133,043
XTO Energy                                               6,771                301,783
                                                                      ---------------
Total                                                                      11,538,869
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                               6,709                153,703
MeadWestvaco                                             3,211                 77,289
Weyerhaeuser                                             2,201                 87,820
                                                                      ---------------
Total                                                                         318,812
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Avon Products                                            6,097                183,763
Estee Lauder Companies Cl A                              1,944                102,099
Mead Johnson Nutrition Cl A                              1,916                 86,661
                                                                      ---------------
Total                                                                         372,523
-------------------------------------------------------------------------------------

PHARMACEUTICALS (6.6%)
Abbott Laboratories                                     18,787                994,584
Allergan                                                 3,552                204,240
Bristol-Myers Squibb                                    21,982                535,482
Eli Lilly & Co                                          13,549                476,925
Forest Laboratories                                      4,526(b)             134,151
Johnson & Johnson                                       33,935              2,133,153
King Pharmaceuticals                                     4,948(b)              59,425
Merck & Co                                              37,968              1,449,618
Mylan                                                    2,784(b,d)            50,752
Pfizer                                                 103,145              1,924,686
Watson Pharmaceuticals                                     733(b)              28,125
                                                                      ---------------
Total                                                                       7,991,141
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.1%)
Dun & Bradstreet                                           378                 29,851
Equifax                                                    910                 29,120
Monster Worldwide                                        2,849(b,d)            44,416
Robert Half Intl                                         1,050(d)              28,266
                                                                      ---------------
Total                                                                         131,653
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
Apartment Investment & Management Cl A                   2,790(d)              42,854
AvalonBay Communities                                      770(d)              58,990
Boston Properties                                        1,449                 93,997
Equity Residential                                       2,855                 91,503


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
HCP                                                      3,042                $86,241
Health Care REIT                                           994                 42,742
Host Hotels & Resorts                                    9,900(b)             104,940
Kimco Realty                                             3,335                 42,088
Plum Creek Timber                                        1,505(d)              54,436
ProLogis                                                 7,460(d)              93,996
Public Storage                                           1,465                115,999
Simon Property Group                                     3,873                278,855
Ventas                                                   2,487                104,951
Vornado Realty Trust                                     1,711(d)             110,667
                                                                      ---------------
Total                                                                       1,322,259
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                              4,981(b)              61,266
-------------------------------------------------------------------------------------

ROAD & RAIL (1.0%)
Burlington Northern Santa Fe                             3,016                300,786
CSX                                                      5,601                240,059
Norfolk Southern                                         5,309                249,842
Ryder System                                             1,358                 49,431
Union Pacific                                            6,130                370,864
                                                                      ---------------
Total                                                                       1,210,982
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Micro Devices                                  10,526(b)              78,524
Altera                                                   2,848                 60,719
Analog Devices                                           3,069                 82,740
Applied Materials                                       15,837                192,895
Broadcom Cl A                                            6,538(b)             174,695
Intel                                                   71,054              1,378,448
KLA-Tencor                                               2,940                 82,908
Linear Technology                                        2,137(d)              55,776
LSI                                                     11,876(b)              59,261
MEMC Electronic Materials                                4,534(b)              57,038
Microchip Technology                                     1,579                 40,754
Micron Technology                                       13,926(b)             121,435
Natl Semiconductor                                       4,913(d)              65,146
Novellus Systems                                           709(b)              14,818
NVIDIA                                                   8,278(b)             127,398
Teradyne                                                 4,130(b)              38,574
Texas Instruments                                       16,871                379,598
Xilinx                                                   2,673                 63,029
                                                                      ---------------
Total                                                                       3,073,756
-------------------------------------------------------------------------------------

SOFTWARE (4.2%)
Adobe Systems                                            7,247(b)             234,078
Autodesk                                                 3,774(b)              89,783
BMC Software                                             1,789(b)              69,127
CA                                                       4,073                 89,769
Citrix Systems                                           1,757(b)              73,003
Compuware                                                5,924(b)              44,963
Electronic Arts                                          3,020(b)              49,166
Intuit                                                   3,333(b)              98,690
McAfee                                                   1,451(b)              54,703
Microsoft                                               98,986              2,789,426
Novell                                                   2,575(b)              11,510
Oracle                                                  48,942              1,128,603
Red Hat                                                  3,138(b)              85,416
Salesforce.com                                           1,686(b,d)           107,145
Symantec                                                11,328(b)             192,010
                                                                      ---------------
Total                                                                       5,117,392
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
Abercrombie & Fitch Cl A                                 1,809                 57,056
AutoNation                                               2,253(b,d)            40,554
AutoZone                                                   254(b)              39,378
Bed Bath & Beyond                                        2,803(b)             108,476
Best Buy                                                 3,826                140,223
GameStop Cl A                                            1,132(b,d)            22,380
Gap                                                      6,330                120,776
Home Depot                                              21,021                588,797
Limited Brands                                           4,534                 86,237
Lowe's Companies                                        17,909                387,730
Office Depot                                             7,836(b)              44,508
O'Reilly Automotive                                      1,131(b)              42,752
RadioShack                                               2,663                 51,982
Ross Stores                                              1,040                 47,767
Sherwin-Williams                                           893                 56,572
Staples                                                  7,973                187,047
Tiffany & Co                                             2,076                 84,306
TJX Companies                                            4,685                178,077
                                                                      ---------------
Total                                                                       2,284,618
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach                                                    4,621               $161,180
Nike Cl B                                                4,498                286,748
Polo Ralph Lauren                                          990                 81,180
VF                                                         837                 60,289
                                                                      ---------------
Total                                                                         589,397
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp                                      4,430                 58,786
People's United Financial                                3,250(d)              52,553
                                                                      ---------------
Total                                                                         111,339
-------------------------------------------------------------------------------------

TOBACCO (1.6%)
Altria Group                                            27,144                539,080
Lorillard                                                1,690                127,933
Philip Morris Intl                                      24,411              1,110,945
Reynolds American                                        2,547(d)             135,500
                                                                      ---------------
Total                                                                       1,913,458
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal                                                 1,278(d)              53,011
WW Grainger                                                593                 58,873
                                                                      ---------------
Total                                                                         111,884
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Cl A                                      5,562(b)             236,107
MetroPCS Communications                                  2,482(b)              13,974
Sprint Nextel                                           44,932(b)             147,377
                                                                      ---------------
Total                                                                         397,458
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $119,539,102)                                                     $120,835,878
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.16%              1,113,951(e)          $1,113,951
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,113,951)                                                         $1,113,951
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (2.6%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     3,195,474             $3,195,474
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $3,195,474)                                                         $3,195,474
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $123,848,527)(h)                                                  $125,145,303
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
E-Mini S&P 500 Index            23          $1,230,960   March 2010         $(57,871)
------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.16% of net assets.

(d) At Jan. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Represents an investment in an Affiliated Issuer -- See Note 8 to the financial statements. The rate shown for the Affiliated Money Market Fund is the seven-day current annualized yield at Jan. 31, 2010.

(f)  Represents fractional shares.

(g) At Jan. 31, 2010, investments in securities included securities valued at $159,169 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $141,902,154 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $3,316,682
     Unrealized depreciation                         (20,073,533)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(16,756,851)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
26  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                FAIR VALUE AT JAN. 31, 2010
                              ---------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $120,835,878          $--             $--        $120,835,878
---------------------------------------------------------------------------------------------
Total Equity Securities          120,835,878           --              --         120,835,878
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                        1,113,951           --              --           1,113,951
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                        3,195,474           --              --           3,195,474
---------------------------------------------------------------------------------------------
Total Other                        4,309,425           --              --           4,309,425
---------------------------------------------------------------------------------------------
Investments in Securities        125,145,303           --              --         125,145,303
Other Financial
  Instruments(d)                     (57,871)          --              --             (57,871)
---------------------------------------------------------------------------------------------
Total                           $125,087,432          $--             $--        $125,087,432
---------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  27

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2010

ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $119,409,844              $120,688,539
  Affiliated issuers (identified cost $1,243,209                      1,261,290
  Investments of cash collateral received for securities on loan
    (identified cost $3,195,474)                                      3,195,474
-------------------------------------------------------------------------------
Total investments in securities (identified cost $123,848,527)      125,145,303
Cash                                                                      1,195
Capital shares receivable                                                49,879
Dividends and accrued interest receivable                               136,253
Receivable for investment securities sold                             1,408,393
-------------------------------------------------------------------------------
Total assets                                                        126,741,023
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  140,530
Payable for investment securities purchased                           1,278,307
Payable upon return of securities loaned                              3,195,474
Variation margin payable on futures contracts                            10,120
Accrued investment management services fees                                 744
Accrued distribution fees                                                   149
Accrued transfer agency fees                                                201
Accrued administrative services fees                                        203
Accrued plan administration services fees                                   417
Other accrued expenses                                                   84,493
-------------------------------------------------------------------------------
Total liabilities                                                     4,710,638
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $122,030,385
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    342,617
Additional paid-in capital                                          141,955,234
Undistributed net investment income                                   1,222,821
Accumulated net realized gain (loss)                                (22,729,192)
Unrealized appreciation (depreciation) on investments                 1,238,905
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $122,030,385
-------------------------------------------------------------------------------
*Value of securities on loan                                       $  3,067,279
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class D                     $ 21,534,109            6,062,565                       $3.55
Class E                     $100,496,276           28,199,115                       $3.56
-----------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED JAN. 31, 2010


INVESTMENT INCOME
Income:
Dividends -- unaffiliated issuers                                  $  2,663,944
Dividends -- affiliated issuer                                            2,653
Income distributions from affiliated money market fund                    4,149
Income from securities lending -- net                                   104,842
-------------------------------------------------------------------------------
Total income                                                          2,775,588
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     255,644
Distribution fees
  Class D                                                                54,437
Transfer agency fees
  Class D                                                                25,951
  Class E                                                                47,213
Administrative services fees                                             69,721
Plan administration services fees -- Class E                            141,640
Compensation of board members                                             3,529
Custodian fees                                                            3,303
Printing and postage                                                     18,482
Registration fees                                                        40,126
Licensing fees                                                            2,030
Professional fees                                                        26,918
-------------------------------------------------------------------------------
Total expenses                                                          688,994
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (123,982)
-------------------------------------------------------------------------------
Total net expenses                                                      565,012
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       2,210,576
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions -- unaffiliated issuers                     (11,448,805)
  Security transactions -- affiliated issuer                             14,766
  Futures contracts                                                   1,043,058
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (10,390,981)
Net change in unrealized appreciation (depreciation) on
  investments                                                        40,472,394
-------------------------------------------------------------------------------
Net gain (loss) on investments                                       30,081,413
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 32,291,989
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JAN. 31,                                                        2010           2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  2,210,576  $   3,301,869
Net realized gain (loss) on investments                             (10,390,981)     4,026,494
Net change in unrealized appreciation (depreciation) on
  investments                                                        40,472,394    (79,243,694)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      32,291,989    (71,915,331)
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class D                                                            (154,976)      (812,015)
    Class E                                                            (845,110)    (3,315,034)
  Net realized gain
    Class D                                                            (293,940)    (1,585,020)
    Class E                                                          (1,309,270)    (5,771,909)
----------------------------------------------------------------------------------------------
Total distributions                                                  (2,603,296)   (11,483,978)
----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class D shares                                                      3,223,188      6,058,382
  Class E shares                                                     17,024,519     24,034,263
Reinvestment of distributions at net asset value
  Class D shares                                                        448,916      2,397,035
  Class E shares                                                      2,153,216      9,086,943
Payments for redemptions
  Class D shares                                                     (9,294,927)   (17,123,500)
  Class E shares                                                    (30,251,236)   (45,165,383)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions   (16,696,324)   (20,712,260)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              12,992,369   (104,111,569)
Net assets at beginning of year                                     109,038,016    213,149,585
----------------------------------------------------------------------------------------------
Net assets at end of year                                          $122,030,385  $ 109,038,016
----------------------------------------------------------------------------------------------
Undistributed net investment income                                $  1,222,821  $      23,932
----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions and are not annualized for periods of less than one year.

                                                                     YEAR ENDED JAN. 31,
CLASS D                                            ------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $2.73        $4.90       $5.54       $4.92      $4.55
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .06          .07         .08         .08        .07
Net gains (losses) (both realized and
 unrealized)                                          .83        (1.94)       (.21)        .61        .36
---------------------------------------------------------------------------------------------------------
Total from investment operations                      .89        (1.87)       (.13)        .69        .43
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.02)        (.10)       (.08)       (.07)      (.06)
Distributions from realized gains                    (.05)        (.20)       (.43)         --         --
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.07)        (.30)       (.51)       (.07)      (.06)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.55        $2.73       $4.90       $5.54      $4.92
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.59%      (38.56%)     (2.89%)     14.05%      9.56%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .73%         .73%        .68%        .79%       .85%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .60%         .59%        .59%        .59%       .62%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.79%        1.75%       1.43%       1.40%      1.26%
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $22          $21         $48         $57        $63
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%           5%          4%         20%         7%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS E                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $2.74        $4.92       $5.56       $4.95       $4.57
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .06          .09         .10         .09         .08
Net gains (losses) (both realized and
 unrealized)                                          .84        (1.96)       (.22)        .60         .38
----------------------------------------------------------------------------------------------------------
Total from investment operations                      .90        (1.87)       (.12)        .69         .46
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)        (.11)       (.09)       (.08)       (.08)
Distributions from realized gains                    (.05)        (.20)       (.43)         --          --
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.08)        (.31)       (.52)       (.08)       (.08)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.56        $2.74       $4.92       $5.56       $4.95
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.67%      (38.38%)     (2.64%)     14.05%      10.03%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .56%         .59%        .56%        .56%        .60%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .46%         .34%        .36%        .34%        .37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.93%        2.01%       1.67%       1.64%       1.52%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $100          $88        $165        $241        $218
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%           5%          4%         20%          7%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource S&P 500 Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in common stocks included in the Standard & Poor's 500 Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares which are offered without a sales charge. Class D shares are offered through wrap fee programs or other investment products sponsored by a financial institution having a selling agreement with the distributor. Class E shares are offered to qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration service fees) differ between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.


--------------------------------------------------------------------------------
34  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.


--------------------------------------------------------------------------------
36  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JAN. 31, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Equity contracts             N/A              N/A     Net
                                                      assets -- unrealiz-
                                                      ed depreciation on
                                                      investments            $57,871*
-------------------------------------------------------------------------------------------
Total                                         N/A                            $57,871
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JAN. 31, 2010


AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
------------------------------------------------------------------
Equity contracts                                  $1,043,058
------------------------------------------------------------------
Total                                             $1,043,058
------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                    $31,502
-----------------------------------------------------------------
Total                                               $31,502
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts was $1.2 million at Jan. 31, 2010. The monthly average gross notional amount for these contracts was $1.4 million for the year ended Jan. 31, 2010. The fair value of such contracts on Jan. 31, 2010 is set forth in the table above.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.22% to 0.12% as the Fund's net assets increase. The management fee for the year ended Jan. 31, 2010 was 0.22% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the year ended Jan. 31, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------
38  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


administrative services to the Fund and the Board. For the year ended Jan. 31, 2010, other expenses paid to this company were $685.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class D for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class E shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive for Class D. This fee is included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class E shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Jan. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class D..............................................  0.60%
Class E..............................................  0.46




--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class D.............................................  $6,353


The management fees waived/reimbursed at the Fund level were $117,629.

Under an agreement which was effective until Jan. 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), would not exceed the following percentage of the class' average daily net assets:

Class D..............................................  0.60%
Class E..............................................  0.46


Effective Feb. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class D..............................................  0.60%
Class E..............................................  0.47


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

REDEMPTION FEES
Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 may be charged and deducted from the shareholder's account.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $46,407,850 and $61,783,580, respectively, for the year ended Jan. 31, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
40  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

YEAR ENDED JAN. 31,                           2010         2009
------------------------------------------------------------------
CLASS D
Sold                                          998,468    1,679,101
Reinvested distributions                      121,988      820,903
Redeemed                                   (2,933,044)  (4,420,467)
------------------------------------------------------------------
Net increase (decrease)                    (1,812,588)  (1,920,463)
------------------------------------------------------------------

CLASS E
Sold                                        5,549,292    5,894,899
Reinvested distributions                      583,527    3,101,346
Redeemed                                   (9,942,665) (10,533,657)
------------------------------------------------------------------
Net increase (decrease)                    (3,809,846)  (1,537,412)
------------------------------------------------------------------


7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2010, securities valued at $3,067,279 were on loan, secured by cash collateral of $3,195,474 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $104,842 earned from securities lending for the year ended Jan. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. INVESTMENTS IN AFFILIATED ISSUERS

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $22,410,265 and $22,791,948, respectively, for the year ended Jan. 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2010, can be found in the Portfolio of Investments.

At Jan. 31, 2010, the Fund held 3,853 shares of Ameriprise Financial, Inc. (Ameriprise) common stock valued at $147,339. Ameriprise is the parent company of RiverSource Investments, LLC, which serves as the Investment Manager to the Fund. The cost of the Fund's purchases and proceeds from sales of shares of Ameriprise common stock were $37,502 and $34,733, respectively, for the year ended Jan. 31, 2010. The Fund realized gains of $14,766 on sales transactions of Ameriprise common stock and earned aggregate dividends of $2,653 during the year ended Jan. 31, 2010, as reflected in the Statement of Operations.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective

--------------------------------------------------------------------------------
42  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended Jan. 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $11,601 and accumulated net realized loss has been decreased by $954,398 resulting in a net reclassification adjustment to decrease paid-in capital by $942,797.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31,                            2010        2009
------------------------------------------------------------------
Ordinary income...........................  $1,000,411  $4,127,049
Long-term capital gain....................   1,602,885   7,356,929


At Jan. 31, 2010, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income...................  $  1,225,479
Undistributed accumulated long-term gain........  $         --
Accumulated realized loss.......................  $ (4,733,437)
Unrealized appreciation (depreciation)..........  $(16,759,508)


For federal income tax purposes, the Fund had a capital loss carry-over of $2,105,466 at Jan. 31, 2010, that if not offset by capital gains will expire in 2018.

The Fund also had recognized built-in losses of $2,282,120 at Jan. 31, 2010, that if not offset by capital gains will expire as follows:

   2013         2014        2015
$1,980,165    $235,890    $66,065


As a result of prior mergers, the Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by Internal Revenue Code Section 382.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2010, the Fund had a post-October loss of $345,851 that is treated for income tax purposes as occurring on Feb. 1, 2010.

For the year ended Jan. 31, 2010, $942,797 of a capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through

--------------------------------------------------------------------------------
44  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to

--------------------------------------------------------------------------------
46  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE S&P 500 INDEX FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource S&P 500 Index Fund (the Fund) (one of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
48  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource S&P 500 Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2010, the results of its operations for the year then ended, and changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2010


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  49

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Jan. 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................    100.00%
    Dividends Received Deduction for corporations................    100.00%
    U.S. Government Obligations..................................      0.00%
CAPITAL GAIN DISTRIBUTION - the Fund designates $1,602,885 to be taxed as long-term capital gain.




The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
50  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS  ----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 132 funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS

                                                                                                          OTHER PRESENT OR
                                                                                                          PAST
NAME,                      POSITION HELD                                                                  DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   PAST 5 YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1/5/99                Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      11/11/07              Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  51

BOARD MEMBERS AND OFFICERS (continued)  ----------------------------------------

                                                                                                          OTHER PRESENT OR
                                                                                                          PAST
NAME,                      POSITION HELD                                                                  DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   PAST 5 YEARS)
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 11/7/08         former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/7/08         President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
52  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


                                                                                                          OTHER PRESENT OR
                                                                                                          PAST
NAME,                      POSITION HELD                                                                  DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   PAST 5 YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           since 11/7/01,        Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 49                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  53

BOARD MEMBERS AND OFFICERS (continued)  ----------------------------------------


of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since       Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial   11/8/06               Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 44                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------

Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   4/9/03                Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  12/5/06               LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 44                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial   7/10/02               Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006 and of
Minneapolis, MN 55474                            RiverSource Fund Distributors, Inc. since 2008
Age 54
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
54  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since       RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474      12/5/06               and Assistant Secretary, RiverSource Investments, LLC
Age 50                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 4/7/09  Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company and RiverSource Service Corporation since 2009;
Age 58                                           Chief Compliance Officer for each of the Seligman funds
                                                 since 2004; Money Laundering Prevention Officer and
                                                 Identity Theft Prevention Officer for each of the
                                                 Seligman funds, 2008-2009; Managing Director, J. & W.
                                                 Seligman & Co. Incorporated and Vice-President for each
                                                 of the Seligman funds, 2004-2008
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 11/9/05 and     Ameriprise Financial, Inc. since 2005; Compliance
Minneapolis, MN 55474      Identity Theft        Director, Ameriprise Financial, Inc., 2004-2008
Age 46                     Prevention Officer
                           since 2008
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  55

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
56  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

RIVERSOURCE S&P 500 INDEX FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6434 R (4/10)

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
SMALL COMPANY INDEX FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2010
(Prospectus also enclosed)

RIVERSOURCE SMALL COMPANY INDEX FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                            (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Manager Commentary.................    5

The Fund's Long-term Performance...   12

Fund Expenses Example..............   14

Portfolio of Investments...........   16

Statement of Assets and
  Liabilities......................   34

Statement of Operations............   35

Statements of Changes in Net
  Assets...........................   36

Financial Highlights...............   37

Notes to Financial Statements......   40

Report of Independent Registered
  Public Accounting Firm...........   55

Federal Income Tax Information.....   57

Board Members and Officers.........   58

Proxy Voting.......................   63




--------------------------------------------------------------------------------
                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Small Company Index Fund (the Fund) Class A shares gained 39.19%
  (excluding sales charge) for the 12 months ended Jan. 31, 2010.

> The Fund closely tracked the 38.97% increase of the Fund's benchmark, the unmanaged Standard & Poor's (S&P) SmallCap 600 Index.

> The Lipper Small-Cap Core Funds Index, representing the Fund's peer group, rose 42.57% during the same 12 months.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                   1 YEAR  3 YEAR  5 YEARS  10 YEARS
--------------------------------------------------------------------
RiverSource Small Company Index
  Fund Class A (excluding sales
  charge)                         +39.19%  -6.76%   +0.62%   +5.54%
--------------------------------------------------------------------
S&P SmallCap 600 Index
  (unmanaged)                     +38.97%  -6.52%   +1.12%   +6.32%
--------------------------------------------------------------------
Lipper Small-Cap Core Funds
  Index                           +42.57%  -5.77%   +1.41%   +5.06%
--------------------------------------------------------------------


(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
Without sales charge                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception 8/19/96)        +39.19%   -6.76%   +0.62%   +5.54%
----------------------------------------------------------------------
Class B (inception 8/19/96)        +37.89%   -7.54%   -0.17%   +4.71%
----------------------------------------------------------------------
Class R4 (inception 8/19/96)       +38.95%   -6.71%   +0.76%   +5.70%
----------------------------------------------------------------------

With sales charge
Class A (inception 8/19/96)        +31.19%   -8.58%   -0.56%   +4.92%
----------------------------------------------------------------------
Class B (inception 8/19/96)        +32.89%   -8.03%   -0.34%   +4.71%
----------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.


--------------------------------------------------------------------------------
                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
           X              SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Investments in small-capitalization companies often involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
4  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC (RiverSource), the investment manager to RiverSource Small Company Index Fund (the Fund), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the Closing).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource, following the Closing, RiverSource has determined that the portfolio managers primarily responsible for overseeing the Fund's investments, effective upon and subject to the Closing, will be Cheryl D'Hollander and Alfred F. Alley III, CFA. Please see the Fund's current prospectus, as supplemented, for additional biographical information about these portfolio managers. The Fund's current prospectus may be obtained by contacting your financial intermediary or RiverSource Service Corporation at 1(800)221-2450.

Dear Shareholder,

RiverSource Small Company Index Fund (the Fund) Class A shares gained 39.19% (excluding sales charge) for the 12 months ended Jan. 31, 2010, closely tracking the 38.97% increase of the Fund's benchmark, the unmanaged Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index or the Index). The Lipper Small-Cap Core Funds Index, representing the Fund's peer group, rose 42.57% during the same 12 months.

Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund's Class A shares had an expense ratio of 0.73% for the reporting period. This ratio included fee waivers as explained in the Financial Highlights section of this report. (See page 37).


--------------------------------------------------------------------------------
                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------


SECTOR BREAKDOWN(1) (at Jan. 31, 2010)
---------------------------------------------------------------------

Consumer Discretionary                     15.3%
------------------------------------------------
Consumer Staples                            3.6%
------------------------------------------------
Energy                                      5.1%
------------------------------------------------
Financials                                 19.0%
------------------------------------------------
Health Care                                13.6%
------------------------------------------------
Industrials                                16.6%
------------------------------------------------
Information Technology                     17.1%
------------------------------------------------
Materials                                   4.6%
------------------------------------------------
Telecommunication Services                  0.5%
------------------------------------------------
Utilities                                   3.6%
------------------------------------------------
Other(2)                                    1.0%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

SIGNIFICANT PERFORMANCE FACTORS
For the annual period overall, stocks with smaller capitalizations rebounded even more significantly than large capitalization stocks did, as investor risk appetites returned in robust fashion. That said, the performance of the U.S. equity markets can be divided into three distinct periods during the 12 months ended Jan. 31, 2010. Through early March 2009, the U.S. equity markets were characterized by negativity and soaring volatility, as the equity markets reacted to a litany of bad economic news. Investor concerns were fostered by rising unemployment and a still-fragile housing market as well as by continued financial disruptions. Underlying this uncertainty was the fact that the U.S. economy had moved into a recession, as evidenced by waning consumer spending and a dimming export sector, which had for some time prior been a rare bright spot in the U.S. economic picture. Global financial institutions cut back lending as other major financial institutions dealt with the after-shocks of bankruptcy, merger or government take-over. Together, these factors fostered heightened investor risk aversion

--------------------------------------------------------------------------------
6  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


and fear. The result was that investors sold off nearly all types of equity assets in a flight to the perceived relative safety of U.S. Treasuries.

Then, economic news became less bad and "green shoots" began to appear in early March. The Treasury Department finally revealed details on key parts of its financial rescue plans. U.S. Gross Domestic Product (GDP) declined less than expected in the second quarter of 2009. Investor sentiment improved, and U.S. equities rallied strongly. Although the equity markets stalled somewhat in June, the rally resumed with vigor again in July -- such that most of the major equity indices enjoyed gains for seven months in a row through September 2009. October saw choppy equity market results as economic data remained mixed and investors questioned how long one of the biggest equity market recoveries ever could last. November and December saw a rebound in the equity markets. In all, the rally from early March through December 2009 was astonishing. The S&P SmallCap 600 Index was up approximately 83% from its March lows through calendar year-end 2009, though this still left the Index significantly down from its 2007 peak.

While the S&P SmallCap 600 Index peaked on Jan. 19, 2010, just before President Obama's Jan. 21 call to limit the size of the nation's largest

TOP TEN HOLDINGS(1) (at Jan. 31, 2010)
---------------------------------------------------------------------

MEDNAX                                      0.7%
------------------------------------------------
Skyworks Solutions                          0.6%
------------------------------------------------
Varian Semiconductor Equipment Associates   0.6%
------------------------------------------------
St. Mary Land & Exploration                 0.5%
------------------------------------------------
Gardner Denver                              0.5%
------------------------------------------------
Piedmont Natural Gas                        0.5%
------------------------------------------------
Oil States Intl                             0.5%
------------------------------------------------
Prosperity Bancshares                       0.5%
------------------------------------------------
Rock-Tenn Cl A                              0.5%
------------------------------------------------
Tractor Supply                              0.5%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------



banks, the first month of 2010 was, overall, the worst month for the major equity indices since February 2009. Investor confidence was shaken, at least in the short term, by several key factors. First, stocks of big banks took a beating from the President's bank proposal, although, ironically, regional banks, without the same major trading operations, were among the month's biggest winners. Second, signs of economic recovery that were so dominant in November seemed to dissipate in December and January -- in particular persistently high unemployment levels. Third, China's economic growth, which helped sustain the 2009 rally, looked as if it might slow, as its government warned of bubbles within its economy. Finally, many investors believed the March through December 2009 market rally was simply impossible to sustain.

Nine of the ten sectors of the S&P SmallCap 600 Index advanced during the 12 months ended Jan. 31, 2010, with eight generating double-digit gains. While there was a notable rotation among sector performance since March, broadly speaking, economically-sensitive cyclical sectors within the S&P SmallCap 600 Index garnered the strongest gains for the annual period as a whole. The more defensive sectors of the equity market lagged. In terms of total return, consumer discretionary, energy, materials and information technology stocks were the strongest relative performers. On the basis of impact, which takes weightings and total returns into account, consumer discretionary and information technology were the biggest contributors to the Index's return. The top performing industries for the period were paper and forest products, media, internet and catalog retail, automobiles, and specialty retail, each of which delivered robust positive returns for the annual period.

Conversely, telecommunication services was the weakest sector from a total return perspective, generating a double-digit decline. Utilities followed, though this sector produced a modest single-digit gain for the annual period. On the basis of impact, which takes weightings and total returns into account, telecommunication services and utilities also contributed least to S&P SmallCap 600 Index performance. Not surprisingly, then, the worst performing industries for the period were diversified telecommunication services, wireless telecommunication services, thrifts and mortgage finance, water utilities and multi-utilities, each of which posted a negative return.


--------------------------------------------------------------------------------
8  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Top individual contributors in the S&P SmallCap 600 Index, each generating strong triple-digit or even quadruple-digit returns, included semiconductor equipment manufacturer VEECO INSTRUMENTS, home furnishings manufacturer LA-Z-BOY, wireless semiconductor company SKYWORKS SOLUTIONS, pharmaceutical manufacturer SALIX PHARMACEUTICALS, and specialty paper manufacturer SCHWEITZER-MAUDIT INTERNATIONAL. The biggest individual detractors were commercial bank holding companies NATIONAL PENN BANCSHARES and PINNACLE FINANCIAL PARTNERS, energy drilling services company SEAHAWK DRILLING, natural gas distribution utility company LACLEDE GROUP, and medical products company HAEMONETICS.

CHANGES TO THE FUND'S PORTFOLIO
Because the Fund strives to invest in predominantly the same stocks that make up the S&P SmallCap 600 Index and seeks to replicate the performance of the Index, we realign the Fund's portfolio when Standard & Poor's rebalances the Index on a quarterly basis. We also add stocks to and remove stocks from the portfolio to reflect those changes that take place in the S&P SmallCap 600 Index.

During the annual period, there were 51 additions to and 51 removals from the S&P SmallCap 600 Index and the Fund's portfolio. Many removals occur because stocks have outgrown the S&P SmallCap 600 Index and consequently move up to the Standard & Poor's MidCap 400 Index, an unmanaged index of medium-sized company stocks. Removals are also made because companies have ceased to exist largely due to mergers or acquisitions. Companies in various


  For the annual period overall, stocks with smaller capitalizations rebounded even more significantly than large capitalization stocks did, as investor risk appetites returned in robust fashion.






--------------------------------------------------------------------------------
                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------



sectors were removed during the annual period, including TICKETMASTER, ATWOOD OCEANICS, GREEN MOUNTAIN COFFEE ROASTERS, SENIOR HOUSING PROPERTIES TRUST, STERLING FINANCIAL, NOVEN PHARMACEUTICALS, WABASH NATIONAL, FOSSIL, MICROS SYSTEMS, PROVIDENT BANKSHARES, WATSON WYATT WORLDWIDE, BASSETT FURNITURE, PANERA BREAD, CORUS BANKSHARES and 4 KIDS ENTERTAINMENT.

Stocks added to the Index and Fund included companies in a variety of sectors, including DYCOM INDUSTRIES, CALLAWAY GOLF, ALLEGIANT TRAVEL, CANTEL MEDICAL, LUMBER LIQUIDATORS HOLDINGS, EMERGENT BIOSOLUTIONS, BJ'S RESTAURANTS, MONRO MUFFLER BRAKE, ENCORE WIRE, HEALTHCARE REALTY TRUST, ALIGN TECHNOLOGY, HANGER ORTHOPEDIC GROUP, PINNACLE FINANCIAL PARTNERS, EHEALTH, and STANLEY.

Even with all of these changes, financials maintained its position as the largest sector weighting in the S&P SmallCap 600 Index and in the Fund. At the end of Jan. 31, 2010, after financials the sectors with the next largest weightings were information technology, industrials, consumer discretionary and health care.

OUR FUTURE STRATEGY
We do not anticipate any changes in the portfolio beyond the customary quarterly rebalancings and stock substitutions we make to align the Fund with the S&P SmallCap 600 Index. We will continue to use quantitative techniques to select a representative sample of the stocks in the S&P SmallCap 600 Index in an attempt to replicate the returns of the S&P SmallCap 600 Index.

Looking ahead from a broader perspective, we expect the U.S. economy to continue its gradual recovery as 2010 ensues, but at a fairly muted pace. We anticipate U.S. GDP to grow in the range of 3% to 3.5% over the next year. The relative contribution of consumer spending remains in question, with unemployment expected to remain elevated and the housing market expected to remain under pressure.

Given this view, there were several reasons, at the end of the Fund's annual period, to remain optimistic regarding the likelihood for positive returns from the equity market in 2010, even with the pull-back in January. Even though valuations at the end of the annual period were no longer cheap, we believe they were still reasonable based on several

--------------------------------------------------------------------------------
10  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



measurements, including free-cash flow yields, balance sheet quality, continued strong operating margins and potentially improved revenue growth. We believe these reasonable valuations, along with improving economic growth, low inflation and lean expense structures, suggest further upside potential. Revenue growth will be critical, but if it materializes as expected, current 2010 earnings expectations could prove to be low. That said, risks remain. The economic recovery will likely experience fits and starts as the months progress. Also, non-economic factors may impact the market, such as the anticipated stricter regulatory environment, the effect of high U.S. debt levels, and the idiosyncrasies found in a mid-term election year. All of these factors, and those unforeseen, in combination may well result in heightened volatility over the months ahead. In short, while we do not expect continuation of the robust rally in the equity markets seen during the annual period overall, we do expect continued upside during 2010 within a more "normal" historical range.



(PHOTO - Dimitris J. Bertsimas)                                       (PHOTO - Georgios Vetoulis)

Dimitris J. Bertsimas, Ph.D.                                          Georgios Vetoulis, Ph.D.
Senior Portfolio Manager                                              Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  11

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Small Company Index Fund Class A shares (from 2/1/00 to 1/31/10) as compared to the performance of the Standard & Poor's SmallCap 600 Index and the Lipper Small-Cap Core Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2010
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE SMALL COMPANY INDEX FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $13,119    $7,640    $9,722    $16,164
------------------------------------------------------------------------------------------
     Average annual total return                    +31.19%    -8.58%    -0.56%     +4.92%
------------------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX(1)
     Cumulative value of $10,000                    $13,897    $8,169   $10,575    $18,461
------------------------------------------------------------------------------------------
     Average annual total return                    +38.97%    -6.52%    +1.12%     +6.32%
------------------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX(2)
     Cumulative value of $10,000                    $14,257    $8,366   $10,725    $16,387
------------------------------------------------------------------------------------------
     Average annual total return                    +42.57%    -5.77%    +1.41%     +5.06%
------------------------------------------------------------------------------------------



Results for other share classes can be found on page 3.


--------------------------------------------------------------------------------
12  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE SMALL COMPANY INDEX FUND LINE GRAPH)


                      RIVERSOURCE SMALL
                        COMPANY INDEX
                          FUND CLASS                        LIPPER SMALL-CAP
                         A (INCLUDES       S&P SMALLCAP        CORE FUNDS
                        SALES CHARGE)      600 INDEX(1)         INDEX(2)
                      -----------------    ------------    ------------------
2/1/00                   $   9,425          $  10,000          $  10,000
4/00                        10,083             10,733             10,622
7/00                        10,083             10,760             10,724
10/00                       10,711             11,466             11,037
1/01                        11,196             12,032             11,291
4/01                        10,783             11,601             10,876
7/01                        11,162             12,052             11,352
10/01                        9,904             10,728             10,158
1/02                        11,417             12,399             11,541
4/02                        12,424             13,520             12,156
7/02                         9,673             10,554              9,546
10/02                        9,439             10,322              9,234
1/03                         9,241             10,133              9,158
4/03                         9,745             10,688              9,692
7/03                        11,327             12,466             11,339
10/03                       12,514             13,789             12,483
1/04                        13,575             14,983             13,713
4/04                        13,503             14,957             13,618
7/04                        13,648             15,149             13,569
10/04                       14,475             16,102             14,350
1/05                        15,669             17,458             15,277
4/05                        14,792             16,517             14,418
7/05                        17,216             19,278             16,642
10/05                       16,529             18,561             16,134
1/06                        18,542             20,845             18,212
4/06                        19,266             21,702             19,030
7/06                        17,715             20,003             17,378
10/06                       19,057             21,549             18,666
1/07                        19,940             22,598             19,585
4/07                        20,580             23,362             20,411
7/07                        20,057             22,824             19,972
10/07                       21,102             24,038             20,973
1/08                        18,416             20,997             18,313
4/08                        18,624             21,249             18,670
7/08                        18,326             20,935             18,280
10/08                       14,192             16,239             13,339
1/09                        11,613             13,284             11,493
4/09                        13,014             14,863             12,952
7/09                        14,825             16,901             14,880
10/09                       15,031             17,142             15,366
1/10                        16,164             18,461             16,387




(1) The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  13

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
14  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2009  JAN. 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,090.30        $3.80           .73%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.29        $3.68           .73%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,083.10        $7.79          1.50%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.45        $7.54          1.50%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,088.60        $3.02           .58%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.04        $2.92           .58%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2010: +9.03% for Class A, +8.31% for Class B and +8.86% for Class R4.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.9%)
AAR                                                     40,403(b,d)          $936,138
AeroVironment                                           12,548(b)             427,510
American Science & Engineering                           7,711                598,682
Applied Signal Technology                                8,870(d)             157,797
Ceradyne                                                28,631(b)             559,450
Cubic                                                   16,543                646,004
Curtiss-Wright                                          46,519(d)           1,421,620
Esterline Technologies                                  31,046(b)           1,172,297
GenCorp                                                 61,849(b,d)           346,354
Moog Cl A                                               42,077(b,d)         1,269,884
Orbital Sciences                                        58,974(b,d)           932,379
Stanley                                                 13,018(b,d)           340,811
Teledyne Technologies                                   37,202(b)           1,386,147
Triumph Group                                           17,464                889,442
                                                                      ---------------
Total                                                                      11,084,515
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
Forward Air                                             25,681(d)             606,842
Hub Group Cl A                                          33,355(b,d)           804,189
                                                                      ---------------
Total                                                                       1,411,031
-------------------------------------------------------------------------------------

AIRLINES (0.4%)
Allegiant Travel                                        16,164(b)             827,597
SkyWest                                                 59,487                870,295
                                                                      ---------------
Total                                                                       1,697,892
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Drew Inds                                               14,848(b)             276,173
Spartan Motors                                          43,745                262,470
Standard Motor Products                                 26,714(b)             209,438
Superior Inds Intl                                      20,409(d)             300,216
                                                                      ---------------
Total                                                                       1,048,297
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Winnebago Inds                                          22,118(b,d)           264,310
-------------------------------------------------------------------------------------

BEVERAGES (0.1%)
Boston Beer Cl A                                         8,044(b,d)           368,817
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.2%)
ArQule                                                  19,962(b)              64,477
Cubist Pharmaceuticals                                  59,328(b)           1,215,631
Emergent BioSolutions                                   20,998(b,d)           300,691
Martek Biosciences                                      32,267(b,d)           695,031
Regeneron Pharmaceuticals                               59,336(b,d)         1,581,898
Savient Pharmaceuticals                                 57,083(b,d)           732,375
                                                                      ---------------
Total                                                                       4,590,103
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.0%)
Aaon                                                    15,619(d)             321,595
Apogee Enterprises                                      31,811(d)             437,719
Gibraltar Inds                                          23,268(b)             324,356
Griffon                                                 47,820(b)             564,754
NCI Building Systems                                   122,891(b)             242,095
Quanex Building Products                                32,198                517,744
Simpson Mfg                                             34,449                849,513
Universal Forest Products                               20,827(d)             706,869
                                                                      ---------------
Total                                                                       3,964,645
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
Greenhill & Co                                          18,034              1,403,045
Investment Technology Group                             45,499(b)             932,730
LaBranche & Co                                          35,952(b)             159,627
optionsXpress Holdings                                  44,988                645,578
Piper Jaffray Companies                                 13,943(b,d)           677,351
Stifel Financial                                        27,979(b,d)         1,463,301
SWS Group                                               32,394(d)             388,728
TradeStation Group                                      41,800(b,d)           295,526
                                                                      ---------------
Total                                                                       5,965,886
-------------------------------------------------------------------------------------

CHEMICALS (2.0%)
A. Schulman                                             27,884(d)             627,948
American Vanguard                                       12,614(d)              95,740
Arch Chemicals                                          26,889(d)             751,816
Balchem                                                 24,195(d)             469,141
Calgon Carbon                                           49,322(b,d)           660,422


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CHEMICALS (CONT.)
HB Fuller                                               51,187             $1,024,764
NewMarket                                               12,198              1,100,503
OM Group                                                31,621(b)           1,031,477
Penford                                                  7,211(d)              73,985
PolyOne                                                 79,747(b)             594,115
Quaker Chemical                                          7,631                133,466
Stepan                                                   8,567                500,998
Zep                                                     18,623                411,941
                                                                      ---------------
Total                                                                       7,476,316
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (6.5%)
Bank of the Ozarks                                      14,808(d)             438,761
Boston Private Financial Holdings                       54,894(d)             393,590
City Holding                                            17,468(d)             549,019
Columbia Banking System                                 29,001(d)             550,729
Community Bank System                                   34,985(d)             731,536
East West Bancorp                                       89,113(d)           1,464,127
First BanCorp                                           65,678(c,d)           149,746
First Commonwealth Financial                            61,577(d)             360,841
First Financial Bancorp                                 35,689(d)             585,300
First Financial Bankshares                              21,138(d)           1,121,371
First Midwest Bancorp                                   62,379(d)             821,531
Glacier Bancorp                                         55,658(d)             798,136
Hancock Holding                                         26,124(d)           1,069,517
Hanmi Financial                                         35,982(b,d)            71,604
Home BancShares                                         16,633(d)             408,839
Independent Bank MA                                     22,282(d)             519,171
Nara Bancorp                                            25,390(b,d)           232,065
Natl Penn Bancshares                                   126,364                758,184
NBT Bancorp                                             35,609(d)             742,804
Old Natl Bancorp                                        79,342(d)             955,278
Pinnacle Financial Partners                             26,995(b,d)           408,164
PrivateBancorp                                          51,590                701,624
Prosperity Bancshares                                   45,742(d)           1,844,318
S&T Bancorp                                             20,039(d)             351,083
Signature Bank                                          36,979(b)           1,278,734
Simmons First Natl Cl A                                 17,379                466,452
South Financial Group                                  129,260                 60,119
Sterling Bancorp                                        12,171(d)              90,674
Sterling Bancshares                                     80,165(d)             409,643
Susquehanna Bancshares                                  75,099(d)             589,527
Tompkins Financial                                       8,301(d)             325,399
UMB Financial                                           30,540(d)           1,206,635
Umpqua Holdings                                         83,370              1,030,453
United Bankshares                                       39,666(d)             987,683
United Community Banks                                  64,840(b)             291,132
Whitney Holding                                         86,504(d)           1,074,380
Wilshire Bancorp                                        26,993                248,606
Wintrust Financial                                      25,766(d)             895,111
                                                                      ---------------
Total                                                                      24,981,886
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.4%)
ABM Inds                                                48,315(d)             938,277
ATC Technology                                          21,942(b)             479,872
Bowne & Co                                              28,440                186,851
Consolidated Graphics                                   12,429(b)             419,479
G&K Services Cl A                                       20,472(d)             511,800
GEO Group                                               47,554(b)             879,749
Healthcare Services Group                               39,380(d)             807,290
Interface Cl A                                          45,830                371,681
Mobile Mini                                             30,115(b,d)           423,116
Standard Register                                        9,203(d)              48,960
Sykes Enterprises                                       36,407(b,d)           873,040
Tetra Tech                                              59,135(b)           1,338,816
United Stationers                                       24,338(b)           1,327,881
Viad                                                    22,715(d)             448,167
                                                                      ---------------
Total                                                                       9,054,979
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.1%)
ARRIS Group                                            130,445(b)           1,309,669
Bel Fuse Cl B                                            7,667(d)             145,443
Black Box                                               19,187(d)             527,451
Blue Coat Systems                                       37,944(b,d)           935,320
Comtech Telecommunications                              25,815(b,d)           912,818
Digi Intl                                               31,047(b,d)           298,051
EMS Technologies                                        19,731(b)             252,951
Harmonic                                                80,399(b,d)           488,022
NETGEAR                                                 36,970(b,d)           763,061
Network Equipment Technologies                          17,904(b,d)            80,389


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (CONT.)
PC-Tel                                                  17,000(b)             $98,770
Symmetricom                                             53,414(b,d)           272,411
Tekelec                                                 69,778(b)           1,045,274
Tollgrade Communications                                19,860(b)             123,529
ViaSat                                                  27,257(b,d)           744,934
                                                                      ---------------
Total                                                                       7,998,093
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Adaptec                                                 97,736(b,d)           297,117
Avid Technology                                         22,067(b,d)           278,706
Compellent Technologies                                 19,655(b,d)           390,741
Hutchinson Technology                                   15,302(b,d)           102,982
Intermec                                                44,056(b)             584,623
Intevac                                                 17,582(b)             250,192
Novatel Wireless                                        39,720(b,d)           297,106
Stratasys                                               16,144(b,d)           371,312
Synaptics                                               34,962(b,d)           884,889
                                                                      ---------------
Total                                                                       3,457,668
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.8%)
Comfort Systems USA                                     41,742                489,634
Dycom Inds                                              30,086(b,d)           245,803
EMCOR Group                                             66,313(b)           1,595,490
Insituform Technologies Cl A                            34,571(b)             708,014
                                                                      ---------------
Total                                                                       3,038,941
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Eagle Materials                                         40,054(d)             913,632
Headwaters                                              46,372(b)             254,582
Texas Inds                                              25,595                868,694
                                                                      ---------------
Total                                                                       2,036,908
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
Cash America Intl                                       29,632(d)           1,113,867
EZCORP Cl A                                             50,492(b,d)           916,935
First Cash Financial Services                           28,405(b,d)           648,486
Rewards Network                                         13,489                174,008
World Acceptance                                        16,570(b,d)           669,262
                                                                      ---------------
Total                                                                       3,522,558
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.5%)
Myers Inds                                              20,463(d)             187,032
Rock-Tenn Cl A                                          40,202              1,716,223
                                                                      ---------------
Total                                                                       1,903,255
-------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Audiovox Cl A                                           12,598(b)              83,777
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.1%)
American Public Education                               14,927(b,d)           569,316
Capella Education                                       13,273(b,d)           973,973
Coinstar                                                27,314(b,d)           705,521
Hillenbrand                                             62,230              1,141,920
Pre-Paid Legal Services                                  8,858(b,d)           353,168
Universal Technical Institute                           15,635(b)             287,215
                                                                      ---------------
Total                                                                       4,031,113
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal                                       22,614                616,458
Portfolio Recovery Associates                           13,528(b,d)           616,606
                                                                      ---------------
Total                                                                       1,233,064
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Cbeyond                                                 20,205(b,d)           251,754
General Communication Cl A                              30,927(b,d)           183,397
Iowa Telecommunications Services                        26,540                434,194
Neutral Tandem                                          36,329(b,d)           561,647
                                                                      ---------------
Total                                                                       1,430,992
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Allete                                                  28,080(d)             878,904
Central Vermont Public Service                          14,184                278,574
El Paso Electric                                        45,670(b)             879,148
UIL Holdings                                            31,234                848,628
Unisource Energy                                        36,436              1,120,042
                                                                      ---------------
Total                                                                       4,005,296
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.9%)
Acuity Brands                                           42,373(d)           1,516,107
AO Smith                                                23,467                999,225


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRICAL EQUIPMENT (CONT.)
AZZ                                                     13,914(d)            $418,533
Baldor Electric                                         37,979(d)             937,322
Belden                                                  42,429                968,654
Brady Cl A                                              48,436(d)           1,368,801
Encore Wire                                             21,587                431,956
II-VI                                                   20,584(b)             550,416
Magnetek                                                79,418(b)             108,008
Vicor                                                   11,540(b)              99,936
                                                                      ---------------
Total                                                                       7,398,958
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.4%)
Agilysys                                                12,009                100,876
Anixter Intl                                            29,386(b,d)         1,224,808
Benchmark Electronics                                   67,217(b)           1,224,694
Brightpoint                                             61,066(b)             356,625
Checkpoint Systems                                      33,732(b,d)           541,061
Cognex                                                  34,932(d)             571,837
CTS                                                     46,027                350,265
Daktronics                                              41,666(d)             325,411
DTS                                                     14,325(b,d)           405,398
Electro Scientific Inds                                 26,518(b)             297,267
FARO Technologies                                       12,325(b)             222,713
Gerber Scientific                                       35,970(b,d)           176,253
Insight Enterprises                                     49,699(b)             572,035
Keithley Instruments                                    13,302                 72,230
Littelfuse                                              18,800(b)             565,128
LoJack                                                  31,388(b)             134,341
Mercury Computer Systems                                29,383(b,d)           350,833
Methode Electronics                                     42,683                469,086
MTS Systems                                             18,589(d)             478,295
Newport                                                 27,316(b)             232,459
Park Electrochemical                                    17,283                453,679
Plexus                                                  39,985(b)           1,359,891
RadiSys                                                 31,738(b)             238,352
Rogers                                                  12,986(b,d)           310,885
ScanSource                                              25,643(b,d)           724,671
SYNNEX                                                  22,655(b,d)           599,678
Technitrol                                              24,015                107,587
TTM Technologies                                        36,889(b,d)           381,801
                                                                      ---------------
Total                                                                      12,848,159
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.1%)
Basic Energy Services                                   18,647(b,d)           175,095
Bristow Group                                           36,412(b,d)         1,299,908
CARBO Ceramics                                          17,335              1,142,723
Dril-Quip                                               27,582(b,d)         1,447,780
Gulf Island Fabrication                                 13,440(d)             234,662
Hornbeck Offshore Services                              24,496(b,d)           526,909
ION Geophysical                                        104,932(b,d)           498,427
Lufkin Inds                                             13,556                859,179
Matrix Service                                          32,731(b)             330,256
Oil States Intl                                         50,204(b)           1,849,516
Pioneer Drilling                                        45,636(b)             362,806
SEACOR Holdings                                         20,201(b)           1,419,120
Seahawk Drilling                                        14,575(b)             304,763
Superior Well Services                                  20,346(b,d)           322,077
TETRA Technologies                                      80,671(b)             843,819
                                                                      ---------------
Total                                                                      11,617,040
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Andersons                                               19,910                537,172
Casey's General Stores                                  50,850(d)           1,560,078
Great Atlantic & Pacific Tea                            20,317(b,d)           152,174
Nash Finch                                              14,609(d)             504,011
Spartan Stores                                          26,530(d)             359,216
United Natural Foods                                    39,127(b)           1,060,733
                                                                      ---------------
Total                                                                       4,173,384
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
Calavo Growers                                           8,308(d)             139,242
Cal-Maine Foods                                         13,971(d)             456,153
Darling Intl                                            90,682(b)             706,413
Diamond Foods                                           14,176(d)             509,202
Hain Celestial Group                                    43,609(b,d)           697,308
J&J Snack Foods                                         13,543                566,233
Lance                                                   28,454                632,817
Sanderson Farms                                         17,855(d)             834,721
TreeHouse Foods                                         28,735(b,d)         1,113,194
                                                                      ---------------
Total                                                                       5,655,283
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

GAS UTILITIES (2.0%)
Laclede Group                                           23,233               $749,497
New Jersey Resources                                    41,922(d)           1,529,734
Northwest Natural Gas                                   26,886(d)           1,166,046
Piedmont Natural Gas                                    73,026(d)           1,874,576
South Jersey Inds                                       26,360(d)           1,010,379
Southwest Gas                                           41,249              1,141,360
                                                                      ---------------
Total                                                                       7,471,592
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.9%)
Abaxis                                                  18,798(b,d)           452,656
Align Technology                                        52,422(b)             982,913
American Medical Systems Holdings                       68,079(b)           1,307,117
Analogic                                                10,428                417,120
Cantel Medical                                          15,433(d)             297,548
Conmed                                                  24,690(b)             531,082
Cooper Companies                                        44,870(d)           1,584,808
CryoLife                                                19,681(b,d)           123,793
Cyberonics                                              20,128(b,d)           377,199
Greatbatch                                              25,027(b,d)           491,781
Haemonetics                                             23,768(b)           1,345,506
ICU Medical                                             13,597(b)             472,904
Integra LifeSciences Holdings                           21,508(b,d)           825,907
Invacare                                                33,806(d)             846,502
Kensey Nash                                             13,391(b,d)           324,330
Meridian Bioscience                                     35,347(d)             708,354
Merit Medical Systems                                   23,687(b,d)           422,339
Natus Medical                                           22,535(b,d)           305,800
Neogen                                                  18,995(b,d)           403,644
Osteotech                                               18,794(b,d)            63,524
Palomar Medical Technologies                            10,727(b,d)            98,688
SurModics                                               13,756(b,d)           275,120
Symmetry Medical                                        43,508(b)             388,091
Theragenics                                             55,061(b)              73,231
West Pharmaceutical Services                            33,196(d)           1,206,011
ZOLL Medical                                            17,123(b,d)           476,704
                                                                      ---------------
Total                                                                      14,802,672
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (6.0%)
Air Methods                                             12,631(b)             386,130
Almost Family                                            6,091(b)             221,469
Amedisys                                                29,044(b,d)         1,595,967
AMERIGROUP                                              51,376(b,d)         1,307,519
AMN Healthcare Services                                 38,346(b)             333,610
AmSurg                                                  33,574(b)             708,747
Bio-Reference Laboratories                               9,650(b)             364,770
Catalyst Health Solutions                               34,743(b)           1,366,442
Centene                                                 49,886(b)             960,306
Chemed                                                  23,144              1,076,196
CorVel                                                   4,819(b,d)           145,341
Cross Country Healthcare                                21,901(b,d)           198,423
Genoptix                                                14,845(b,d)           483,353
Gentiva Health Services                                 31,861(b)             813,730
Hanger Orthopedic Group                                 26,986(b)             438,792
HealthSpring                                            51,535(b)             896,194
Healthways                                              36,989(b,d)           631,032
HMS Holdings                                            23,033(b,d)         1,038,558
inVentiv Health                                         36,634(b,d)           563,065
IPC The Hospitalist                                     11,531(b,d)           391,939
Landauer                                                 7,718                456,443
LCA-Vision                                              28,927(b)             168,355
LHC Group                                               12,614(b,d)           388,385
Magellan Health Services                                35,373(b)           1,396,526
MedCath                                                 27,395(b,d)           186,012
MEDNAX                                                  43,670(b)           2,483,075
Molina Healthcare                                       15,902(b,d)           353,820
MWI Veterinary Supply                                    9,840(b,d)           371,362
Odyssey HealthCare                                      36,934(b)             542,191
PharMerica                                              33,914(b)             552,120
PSS World Medical                                       56,584(b,d)         1,161,104
RehabCare Group                                         21,481(b)             624,238
ResCare                                                 32,799(b)             295,519
                                                                      ---------------
Total                                                                      22,900,733
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HEALTH CARE TECHNOLOGY (0.8%)
Computer Programs & Systems                              7,941(d)            $298,820
Eclipsys                                                50,557(b,d)           843,291
Omnicell                                                26,209(b,d)           313,984
Phase Forward                                           37,369(b,d)           546,335
Quality Systems                                         17,291(d)             891,177
                                                                      ---------------
Total                                                                       2,893,607
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.9%)
BJ's Restaurants                                        17,741(b,d)           375,045
Buffalo Wild Wings                                      15,903(b,d)           744,419
California Pizza Kitchen                                27,868(b,d)           384,578
CEC Entertainment                                       23,807(b)             790,154
CKE Restaurants                                         60,471                505,538
Cracker Barrel Old Country Store                        24,538                906,924
DineEquity                                              11,490(b,d)           261,283
Interval Leisure Group                                  43,283(b)             550,560
Jack in the Box                                         58,665(b,d)         1,144,553
Landry's Restaurants                                     4,774(b,d)            99,013
Marcus                                                  15,403                172,206
Monarch Casino & Resort                                  7,370(b,d)            52,696
Multimedia Games                                        18,117(b,d)            89,317
O'Charley's                                             10,763(b)              79,646
Papa John's Intl                                        23,844(b)             562,718
Peet's Coffee & Tea                                     10,584(b)             346,097
PF Chang's China Bistro                                 22,982(b,d)           887,105
Pinnacle Entertainment                                  50,748(b)             414,104
Red Robin Gourmet Burgers                               18,969(b,d)           349,599
Ruby Tuesday                                            70,391(b,d)           486,402
Ruth's Hospitality Group                                43,835(b)             122,300
Shuffle Master                                          43,853(b,d)           389,853
SONIC                                                   67,083(b)             565,510
Steak N Shake                                              958(b,d)           307,748
Texas Roadhouse                                         44,210(b)             514,162
                                                                      ---------------
Total                                                                      11,101,530
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Blyth                                                    5,357                150,478
Ethan Allen Interiors                                   19,486(d)             282,352
Helen of Troy                                           26,536(b,c)           625,453
Kid Brands                                              12,126(b)              60,509
La-Z-Boy                                                44,293(b)             449,574
M/I Homes                                               10,525(b)             108,618
Meritage Homes                                          27,297(b)             611,180
Natl Presto Inds                                         5,173(d)             592,412
Skyline                                                  4,097(d)              75,016
Standard Pacific                                        74,859(b)             271,738
Universal Electronics                                   15,597(b)             370,741
                                                                      ---------------
Total                                                                       3,598,071
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Cl A                               76,411(b)             671,653
WD-40                                                   13,981(d)             430,195
                                                                      ---------------
Total                                                                       1,101,848
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Standex Intl                                            12,024                274,267
Tredegar                                                25,392                410,843
                                                                      ---------------
Total                                                                         685,110
-------------------------------------------------------------------------------------

INSURANCE (2.8%)
American Physicians Capital                             10,487                291,119
Amerisafe                                               21,896(b,d)           378,801
Delphi Financial Group Cl A                             45,792                927,288
eHealth                                                 18,895(b,d)           343,889
Employers Holdings                                      46,286                612,364
Infinity Property & Casualty                            11,492                455,773
Natl Financial Partners                                 49,130(b)             415,149
Navigators Group                                        13,159(b)             561,495
Presidential Life                                       20,154(d)             181,991
ProAssurance                                            32,599(b)           1,654,724
RLI                                                     15,608(d)             803,188
Safety Insurance Group                                  16,503                577,605
Selective Insurance Group                               55,554                859,420
Stewart Information Services                            11,008(d)             112,942
Tower Group                                             46,469              1,026,965
United Fire & Casualty                                  17,539                295,006
Zenith Natl Insurance                                   38,239              1,066,867
                                                                      ---------------
Total                                                                      10,564,586
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

INTERNET & CATALOG RETAIL (0.6%)
Blue Nile                                               12,686(b,d)          $653,963
HSN                                                     33,859(b)             648,061
NutriSystem                                             28,225(d)             574,661
PetMed Express                                          17,883(d)             329,584
Stamps.com                                              11,068(b)              97,841
                                                                      ---------------
Total                                                                       2,304,110
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.8%)
comScore                                                18,225(b,d)           247,313
DealerTrack Holdings                                    36,297(b)             652,257
Infospace                                               27,233(b)             252,450
j2 Global Communications                                47,556(b,d)           976,800
Knot                                                    21,805(b,d)           199,516
Perficient                                              26,812(b,d)           260,345
United Online                                           93,413(d)             590,370
                                                                      ---------------
Total                                                                       3,179,051
-------------------------------------------------------------------------------------

IT SERVICES (2.0%)
CACI Intl Cl A                                          30,144(b,d)         1,446,007
Ciber                                                   87,382(b,d)           282,244
CSG Systems Intl                                        36,445(b)             707,397
CyberSource                                             63,833(b)           1,154,100
Forrester Research                                      11,468(b)             310,668
Heartland Payment Systems                               40,351                575,809
Integral Systems                                        20,256(b)             150,300
MAXIMUS                                                 15,782                755,327
NCI Cl A                                                 6,657(b)             198,379
StarTek                                                 21,544(b,d)           159,426
TeleTech Holdings                                       34,477(b)             656,442
Wright Express                                          38,570(b,d)         1,132,415
                                                                      ---------------
Total                                                                       7,528,514
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.2%)
Arctic Cat                                              15,281(b,d)           128,055
Brunswick                                               84,684(d)             908,659
Callaway Golf                                           57,917(d)             432,061
JAKKS Pacific                                           32,205(b,d)           354,255
Nautilus                                                11,938(b)              29,964
Polaris Inds                                            31,567(d)           1,395,577
Pool                                                    43,756(d)             803,360
RC2                                                     25,078(b)             360,371
Sturm, Ruger & Co                                       25,049(d)             261,011
                                                                      ---------------
Total                                                                       4,673,313
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.8%)
Cambrex                                                 39,656(b,d)           213,349
Dionex                                                  16,357(b,d)         1,142,536
Enzo Biochem                                            22,121(b)             104,854
eResearchTechnology                                     28,505(b)             175,306
Kendle Intl                                             17,237(b)             348,877
PAREXEL Intl                                            56,398(b)           1,090,737
                                                                      ---------------
Total                                                                       3,075,659
-------------------------------------------------------------------------------------

MACHINERY (4.0%)
Actuant Cl A                                            62,387(d)           1,046,230
Albany Intl Cl A                                        23,902                475,411
Astec Inds                                              18,878(b,d)           469,873
Badger Meter                                            13,164(d)             497,468
Barnes Group                                            37,756(d)             605,606
Briggs & Stratton                                       52,428(d)             866,635
Cascade                                                  6,462(d)             187,075
CIRCOR Intl                                             19,340                546,355
Clarcor                                                 46,070(d)           1,491,747
EnPro Inds                                              22,465(b,d)           547,023
ESCO Technologies                                       27,721(d)             906,199
Gardner Denver                                          48,849              1,946,632
John Bean Technologies                                  30,861                508,898
Kaydon                                                  29,862                976,189
Lindsay                                                 10,249(d)             412,420
Lydall                                                  20,655(b)             130,746
Mueller Inds                                            39,060                960,485
Robbins & Myers                                         29,245(d)             649,824
Toro                                                    31,332(d)           1,220,381
Watts Water Technologies Cl A                           26,003(d)             752,267
                                                                      ---------------
Total                                                                      15,197,464
-------------------------------------------------------------------------------------

MEDIA (0.6%)
Arbitron                                                22,836(d)             577,979
EW Scripps Cl A                                         37,571(b,d)           255,483
Live Nation Entertainment                              128,526(b,d)         1,474,193
                                                                      ---------------
Total                                                                       2,307,655
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

METALS & MINING (0.7%)
AM Castle & Co                                          16,735(d)            $162,330
AMCOL Intl                                              22,044(d)             553,966
Brush Engineered Materials                              15,921(b,d)           286,100
Century Aluminum                                        64,758(b,d)           733,061
Olympic Steel                                           10,536(d)             292,269
RTI Intl Metals                                         31,841(b,d)           788,064
                                                                      ---------------
Total                                                                       2,815,790
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Fred's Cl A                                             43,853                439,846
Tuesday Morning                                         48,965(b,d)           213,977
                                                                      ---------------
Total                                                                         653,823
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Avista                                                  55,807(d)           1,137,346
CH Energy Group                                         13,783(d)             545,118
                                                                      ---------------
Total                                                                       1,682,464
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.1%)
Holly                                                   42,430(d)           1,107,423
Penn Virginia                                           40,181(d)             975,193
Petroleum Development                                   18,555(b)             388,913
PetroQuest Energy                                       40,148(b,d)           218,405
St. Mary Land & Exploration                             63,787              2,043,735
Stone Energy                                            45,137(b,d)           719,484
Swift Energy                                            39,563(b,d)           991,449
World Fuel Services                                     60,399(d)           1,451,388
                                                                      ---------------
Total                                                                       7,895,990
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Buckeye Technologies                                    35,558(b,d)           406,784
Clearwater Paper                                        12,167(b)             595,331
Deltic Timber                                            8,975(d)             403,067
Neenah Paper                                             8,952(d)             124,612
Schweitzer-Mauduit Intl                                 16,178              1,217,232
Wausau Paper                                            56,479                498,145
                                                                      ---------------
Total                                                                       3,245,171
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Chattem                                                 17,384(b)           1,624,709
Mannatech                                               12,800(d)              38,784
                                                                      ---------------
Total                                                                       1,663,493
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Par Pharmaceutical Companies                            36,294(b)             955,258
Salix Pharmaceuticals                                   49,733(b,d)         1,455,188
ViroPharma                                              83,164(b)             821,660
                                                                      ---------------
Total                                                                       3,232,106
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.0%)
Administaff                                             24,003(d)             548,229
CDI                                                     18,009                232,136
Exponent                                                10,881(b)             292,808
Heidrick & Struggles Intl                               19,311(d)             491,079
Kelly Services Cl A                                     30,982(b,d)           406,484
On Assignment                                           25,639(b,d)           178,960
School Specialty                                        15,108(b,d)           333,736
Spherion                                                54,928(b,d)           309,794
TrueBlue                                                48,153(b,d)           698,699
Volt Information Sciences                               17,855(b)             165,873
                                                                      ---------------
Total                                                                       3,657,798
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.2%)
Acadia Realty Trust                                     36,804(d)             586,288
BioMed Realty Trust                                     99,297(d)           1,446,757
Cedar Shopping Centers                                  43,884(d)             306,310
Colonial Properties Trust                               58,927                648,786
DiamondRock Hospitality                                102,327(b,d)           832,942
EastGroup Properties                                    23,378(d)             894,442
Entertainment Properties Trust                          39,611(d)           1,382,820
Extra Space Storage                                     77,003(d)             873,984
Franklin Street Properties                              61,434                771,611
Healthcare Realty Trust                                 55,134(d)           1,156,160
Home Properties                                         33,628(d)           1,490,729
Inland Real Estate                                      60,789(d)             513,059
Kilroy Realty                                           38,901(d)           1,123,850
Kite Realty Group Trust                                 43,113(d)             163,398
LaSalle Hotel Properties                                58,030(d)           1,169,305
Lexington Realty Trust                                  87,840(d)             522,648
LTC Properties                                          24,718                627,343
Medical Properties Trust                                70,472                705,425
Mid-America Apartment Communities                       29,205(d)           1,370,299
Natl Retail Properties                                  82,718(d)           1,670,904
Parkway Properties                                      22,467(d)             467,988


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Pennsylvania Real Estate Investment Trust               31,366(d)            $281,039
Post Properties                                         46,029(d)             821,618
PS Business Parks                                       16,508(d)             790,403
Sovran Self Storage                                     25,938(d)             879,298
Tanger Factory Outlet Centers                           40,036              1,533,379
Urstadt Biddle Properties Cl A                          25,327(d)             379,652
                                                                      ---------------
Total                                                                      23,410,437
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Forestar Group                                          30,844(b,d)           572,773
-------------------------------------------------------------------------------------

ROAD & RAIL (0.8%)
Arkansas Best                                           29,361(d)             661,797
Heartland Express                                       47,110(d)             654,358
Knight Transportation                                   54,529(d)             986,974
Old Dominion Freight Line                               24,929(b,d)           685,548
                                                                      ---------------
Total                                                                       2,988,677
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
Actel                                                   20,099(b,d)           221,491
Advanced Energy Inds                                    27,921(b,d)           366,324
ATMI                                                    27,548(b,d)           462,255
Brooks Automation                                       59,464(b)             495,930
Cabot Microelectronics                                  20,210(b)             710,382
Cohu                                                    18,518(d)             239,808
Cymer                                                   30,000(b,d)           941,100
Cypress Semiconductor                                  162,670(b,d)         1,634,834
Diodes                                                  37,740(b,d)           629,503
DSP Group                                               20,451(b)             140,907
Exar                                                    32,963(b,d)           231,730
FEI                                                     40,735(b,d)           847,288
Hittite Microwave                                       22,209(b,d)           825,731
Kopin                                                   78,218(b,d)           321,476
Kulicke & Soffa Inds                                    67,364(b,d)           310,548
Micrel                                                  32,716(d)             244,389
Microsemi                                               77,027(b,d)         1,150,783
MKS Instruments                                         46,898(b,d)           778,507
Pericom Semiconductor                                   28,440(b)             250,272
Rudolph Technologies                                    28,723(b)             180,093
Sigma Designs                                           25,833(b,d)           287,005
Skyworks Solutions                                     176,758(b)           2,243,058
Standard Microsystems                                   21,280(b)             424,536
Supertex                                                10,129(b)             242,590
TriQuint Semiconductor                                 136,570(b,d)           819,420
Ultratech                                               18,608(b,d)           253,813
Varian Semiconductor Equipment Associates               73,149(b)           2,145,459
Veeco Instruments                                       37,144(b,d)         1,181,922
                                                                      ---------------
Total                                                                      18,581,154
-------------------------------------------------------------------------------------

SOFTWARE (2.9%)
Blackbaud                                               39,501(d)             880,872
CommVault Systems                                       36,390(b)             771,104
Concur Technologies                                     39,688(b,d)         1,573,630
Ebix                                                    31,700(b,d)           459,016
Epicor Software                                         42,755(b)             327,931
EPIQ Systems                                            26,758(b,d)           319,758
JDA Software Group                                      27,082(b)             709,819
Manhattan Associates                                    22,355(b,d)           468,784
NetScout Systems                                        38,341(b)             538,308
Phoenix Technologies                                    21,002(b,d)            66,156
Progress Software                                       40,611(b)           1,142,387
Radiant Systems                                         32,631(b)             376,888
Smith Micro Software                                    21,894(b,d)           169,679
Sonic Solutions                                         26,797(b)             229,382
Take-Two Interactive Software                           86,400(b,d)           801,792
Taleo Cl A                                              34,319(b)             697,019
THQ                                                     52,905(b,d)           266,641
Tyler Technologies                                      22,931(b)             429,498
Websense                                                40,850(b)             756,951
                                                                      ---------------
Total                                                                      10,985,615
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.7%)
Big 5 Sporting Goods                                    20,785(d)             303,669
Brown Shoe                                              48,150(d)             589,838
Buckle                                                  23,153(d)             702,462
Cabela's                                                39,221(b,d)           632,243
Cato Cl A                                               28,523(d)             583,295
Children's Place Retail Stores                          28,119(b,d)           894,184
Christopher & Banks                                     43,651(d)             290,279
Dress Barn                                              50,134(b)           1,180,154
Finish Line Cl A                                        61,149                678,142
Genesco                                                 24,312(b)             573,277
Group 1 Automotive                                      25,778(b,d)           747,562


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Gymboree                                                28,812(b,d)        $1,123,956
Haverty Furniture Companies                             12,590(d)             155,235
Hibbett Sports                                          24,785(b,d)           525,938
Hot Topic                                               55,537(b,d)           319,338
Jo-Ann Stores                                           28,055(b,d)           982,486
Jos A Bank Clothiers                                    18,841(b,d)           789,626
Lithia Motors Cl A                                      27,375(b)             213,525
Lumber Liquidators Holdings                             11,693(b,d)           276,890
MarineMax                                               12,232(b)             110,455
Men's Wearhouse                                         53,651(d)           1,081,068
Midas                                                    8,904(b,d)            73,458
Monro Muffler Brake                                     16,630(d)             569,079
OfficeMax                                               80,236(b,d)         1,040,661
Pep Boys -- Manny, Moe & Jack                           38,595(d)             322,268
Sonic Automotive Cl A                                   46,018(b)             439,472
Stage Stores                                            43,832                566,309
Stein Mart                                              18,392(b)             145,297
Tractor Supply                                          33,455(b,d)         1,688,473
Zale                                                    15,106(b,d)            32,931
Zumiez                                                  15,827(b,d)           201,478
                                                                      ---------------
Total                                                                      17,833,048
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.6%)
Carter's                                                51,472(b)           1,331,066
Crocs                                                   91,483(b)             672,400
Deckers Outdoor                                         12,964(b,d)         1,272,676
Iconix Brand Group                                      62,870(b)             793,419
K-Swiss Cl A                                            33,265(b,d)           302,046
Liz Claiborne                                          106,842(b,d)           520,321
Maidenform Brands                                       22,354(b)             334,192
Movado Group                                            21,017(d)             229,716
Oxford Inds                                             16,639(d)             296,840
Perry Ellis Intl                                         6,704(b)             107,465
Quiksilver                                             163,015(b,d)           329,290
Skechers USA Cl A                                       34,114(b)             957,239
True Religion Apparel                                   28,134(b,d)           543,268
UniFirst                                                15,192                763,246
Volcom                                                  10,912(b,d)           172,082
Wolverine World Wide                                    45,373              1,200,116
                                                                      ---------------
Total                                                                       9,825,382
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Bank Mutual                                             34,785(d)             232,364
Brookline Bancorp                                       50,435(d)             504,854
Dime Community Bancshares                               18,512(d)             223,810
Trustco Bank NY                                         84,263(d)             505,578
                                                                      ---------------
Total                                                                       1,466,606
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                      101,414(b,d)           516,197
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies                         32,669(d)             712,184
Kaman                                                   22,153                551,388
Lawson Products                                          2,194                 35,433
Watsco                                                  29,055(d)           1,393,479
                                                                      ---------------
Total                                                                       2,692,484
-------------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                                   16,103(d)             534,942
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
USA Mobility                                            27,885(d)             289,725
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $378,016,936)                                                     $374,272,356
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)

HOTELS, RESTAURANTS & LEISURE
Ruth's Hospitality Group Rights                         43,835(b)              $5,729
-------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                    $5,729
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.16%              3,642,360(f)          $3,642,360
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,642,360)                                                         $3,642,360
-------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON
LOAN (24.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (3.4%)
Antalis US Funding
 02-05-10                            0.19%           $2,999,889            $2,999,889
Arabella Finance LLC
 02-18-10                            0.56               999,783               999,783
Elysian Funding LLC
 04-15-10                            0.55               998,686               998,686
Grampian Funding LLC
 02-10-10                            0.25             3,999,084             3,999,084
Rhein-Main Securitisation
 03-25-10                            0.25             3,998,361             3,998,361
                                                                      ---------------
Total                                                                      12,995,803
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (1.8%)
Bayrische Hypo-Und Vereinsbank
 02-01-10                            0.43             2,000,000             2,000,000
Credit Industrial et Commercial
 02-03-10                            0.33             2,000,000             2,000,000
Lloyds Bank London
 02-01-10                            0.14               672,165               672,165
Norinchukin Bank
 04-08-10                            0.25             2,000,000             2,000,000
                                                                      ---------------
Total                                                                       6,672,165
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (1.1%)
BTM Capital
 02-05-10                            0.39               999,014               999,014
Citigroup Funding
 03-05-10                            0.19             2,999,446             2,999,446
                                                                      ---------------
Total                                                                       3,998,460
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (18.3%)(e)
Citigroup Global Markets
 dated 01-29-10, matures 02-01-10
 repurchase price
$14,758,653                          0.10            14,758,530            14,758,530
Goldman Sachs
 dated 01-29-10, matures 02-01-10
 repurchase price
$50,000,750                          0.18            50,000,000            50,000,000
RBS Securities
 dated 01-29-10, matures 02-01-10
 repurchase price
$5,000,179                           0.43             5,000,000             5,000,000
                                                                      ---------------
Total                                                                      69,758,530
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $93,424,958)                                                       $93,424,958
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $475,084,254)(g)                                                  $471,345,403
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES


At Jan. 31, 2010, $340,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
Russell 2000 Mini Index         85          $5,108,500   March 2010        $(148,157)



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.20% of net assets.

(d) At Jan. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

     CITIGROUP GLOBAL MARKETS (0.10%)


     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     US Treasury Note                                $15,053,703
     -----------------------------------------------------------
     Total market value of collateral                $15,053,703
       securities
     -----------------------------------------------------------


     GOLDMAN SACHS (0.18%)


     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     7-Eleven                                           $956,731
     Alcon Capital Corp                                1,039,213
     American Honda Fin                                  305,340
     Amsterdam Fdg                                     1,468,453
     ANZ National Int'l Ltd/London                       192,294
     Australia & New Zealand                             983,328
     BG Energy Finance                                   226,915
     BNP Paribas Fin Inc                                 417,095
     Chariot Fndg LLC                                    961,444
     Ciesco LLC                                          272,739
     Clipper Receivables Co                              153,838




--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

     GOLDMAN SACHS (CONT.)


     SECURITY DESCRIPTION                              VALUE(a)
     ------------------------------------------------------------
     Conoco Phillips                                     $502,973
     Danaher Corporation                                1,951,317
     Danske                                               107,661
     Disney Company                                     2,219,910
     Electricite De France                                 38,456
     ENI Coordination Cntr                              1,346,037
     FPL Fuels Inc                                      1,251,404
     Franklin Resources                                   576,881
     General Electric Capt Co                              38,435
     Govco LLC                                            767,707
     Governor & Co                                        123,062
     Hannover Fdg Co LLC                                  961,186
     Her Majesty Rgt Cana                                  19,230
     Honeywell International Inc                        4,329,968
     KFW                                                1,538,149
     Kittyhawk Fndg                                       577,032
     Liberty Funding LLC                                1,058,835
     Macquarie Bank Ltd                                 1,014,513
     NetJets Inc                                        1,708,368
     Nordea North Amer                                    384,536
     Nstar Electric Company                             1,264,798
     NYSE Euronext Inc                                  2,584,881
     Old Line Funding LLC                                 966,433
     Paccar Financial                                     903,135
     Philip Morris Intl Inc                             1,787,726
     Royal Bk of Scotland                                 180,945
     Salisbury Rec Co LLC                               3,866,337
     Sheffield Receivables                              1,344,747
     Sigma Aldrich                                        246,097
     Skandin Ens Banken AG                                153,839
     Straight-A Funding LLC                             1,428,236
     Sumitomo Mitsui Banking Corp/New York              3,405,905
     Tasman Funding Inc                                   520,432
     Toyota Motor Credit                                    3,845
     Tulip Fdng Corp                                      804,607
     Unilever Capital Corporation                       1,722,115
     Victory Receivables                                1,595,818
     Wal-Mart Stores Inc                                1,242,793
     Westpac Banking Corp/NY                              123,199
     Windmill Fdg                                         576,534
     Working Cap Man Co                                   284,528
     ------------------------------------------------------------
     Total market value of collateral
       securities                                     $52,500,000
     ------------------------------------------------------------




--------------------------------------------------------------------------------
28  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

     RBS SECURITIES (0.43%)


     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Access Group Inc                                    $92,053
     Accredited Mortgage Loan Trust                       29,216
     AIG Credit Premium Finance Master Trust              51,395
     Americredit Prime Automobile Receivable               1,105
     Banc of America Commercial Mortgage Inc              22,986
     Banc of America Mortgage Securities Inc              22,382
     Bear Stearns Adjustable Rate Mortgage Trust         184,043
     Bella Vista Mortgage Trust                            3,566
     Capital Auto Receivables Asset Trust              1,264,629
     Citigroup Commercial Mortgage Trust                 365,996
     Commercial Mortgage Pass Through
       Certificates                                       15,684
     Countrywide Asset-Backed Certificates               101,584
     Countrywide Home Loan Mortgage Pass Through
       Trust                                              17,683
     Credit Suisse First Boston Mortgage
       Securities Corp                                    30,840
     Credit Suisse Mortgage Capital Certificates         343,526
     Credit-Based Asset Servicing and
       Securitization LLC                                 60,946
     First Horizon Alternative Mortgage
       Securities                                          3,049
     First NLC Trust                                      26,400
     Ford Credit Auto Owner Trust                         10,023
     Franklin Auto Trust                                  15,482
     GE Business Loan Trust                              234,689
     Greenwich Capital Commercial Funding Corp           239,011
     GS Mortgage Securities Corp II                      465,719
     Hampden CBO Ltd                                     188,724
     Honda Auto Receivables Owner Trust                   17,479
     JP Morgan Chase Commercial Mortgage
       Securities Corp                                    17,256
     JP Morgan Mortgage Trust                              4,461
     Keycorp Student Loan Trust                           15,379
     LB-UBS Commercial Mortgage Trust                     10,079
     Mellon Residential Funding Corp                       7,691
     MLCC Mortgage Investors Inc                             298
     Morgan Stanley Capital I                             14,504
     MortgageIT Trust                                      5,439
     Nissan Auto Lease Trust                              81,887
     Petra CRE CDO Ltd                                    38,336
     Residential Asset Mortgage Products Inc              39,734
     Sequoia Mortgage Trust                                  340
     SLM Student Loan Trust                              183,916
     Soundview Home Equity Loan Trust                     11,000
     Structured Adjustable Rate Mortgage Loan
       Trust                                              15,450
     Structured Asset Securities Corp                    251,866
     Thornburg Mortgage Securities Trust                   1,965
     Volkswagen Auto Loan Enhanced Trust                  76,199
     Wachovia Auto Owner Trust                            77,432




--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

     RBS SECURITIES (CONT.)


     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Wachovia Bank Commercial Mortgage Trust            $388,623
     WaMu Mortgage Pass Through Certificates             199,935
     -----------------------------------------------------------
     Total market value of collateral
       securities                                     $5,250,000
     -----------------------------------------------------------


(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(g) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $519,872,544 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $46,406,903
     Unrealized depreciation                         (94,934,044)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(48,527,141)
     -----------------------------------------------------------




--------------------------------------------------------------------------------
30  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                               FAIR VALUE AT JAN. 31, 2010
                             ---------------------------------------------------------------
                                  LEVEL 1          LEVEL 2
                               QUOTED PRICES        OTHER          LEVEL 3
                                 IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)             $374,272,356              $--         $--        $374,272,356
  Other(a)                            5,729               --          --               5,729
--------------------------------------------------------------------------------------------
Total Equity Securities         374,278,085               --          --         374,278,085
--------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                       3,642,360               --          --           3,642,360
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                              --       93,424,958          --          93,424,958
--------------------------------------------------------------------------------------------
Total Other                       3,642,360       93,424,958          --          97,067,318
--------------------------------------------------------------------------------------------
Investments in Securities       377,920,445       93,424,958          --         471,345,403
Other Financial
  Instruments(d)                   (148,157)              --          --            (148,157)
--------------------------------------------------------------------------------------------
Total                          $377,772,288      $93,424,958         $--        $471,197,246
--------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.


--------------------------------------------------------------------------------
32  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  33

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2010


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $378,016,936)             $374,278,085
  Affiliated money market fund (identified cost $3,642,360)           3,642,360
  Investments of cash collateral received for securities on loan
    (identified cost $93,424,958)                                    93,424,958
-------------------------------------------------------------------------------
Total investments in securities (identified cost $475,084,254)      471,345,403
Cash                                                                     39,324
Capital shares receivable                                                69,933
Dividends and accrued interest receivable                               247,900
Receivable for investment securities sold                             5,599,317
Margin deposits on futures contracts                                    340,000
-------------------------------------------------------------------------------
Total assets                                                        477,641,877
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  562,229
Payable for investment securities purchased                           3,997,782
Payable upon return of securities loaned                             93,424,958
Variation margin payable on futures contracts                            38,250
Accrued investment management services fees                               3,749
Accrued distribution fees                                                 3,497
Accrued transfer agency fees                                              3,026
Accrued administrative services fees                                        841
Accrued plan administration services fees                                    46
Other accrued expenses                                                  112,861
-------------------------------------------------------------------------------
Total liabilities                                                    98,147,239
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $379,494,638
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $  1,000,777
Additional paid-in capital                                          469,372,613
Undistributed net investment income                                     857,840
Accumulated net realized gain (loss)                                (87,849,584)
Unrealized appreciation (depreciation) on investments                (3,887,008)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $379,494,638
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 90,084,770
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $328,913,706           84,403,946                       $3.90(1)
Class B                     $ 43,947,939           14,032,865                       $3.13
Class R4                    $  6,632,993            1,640,892                       $4.04
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $4.14. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED JAN. 31, 2010


INVESTMENT INCOME
Income:
Dividends                                                          $  4,539,224
Interest                                                                    106
Income distributions from affiliated money market fund                    9,937
Income from securities lending -- net                                   658,764
-------------------------------------------------------------------------------
Total income                                                          5,208,031
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   1,306,919
Distribution fees
  Class A                                                               781,451
  Class B                                                               482,501
Transfer agency fees
  Class A                                                             1,034,932
  Class B                                                               173,302
  Class R4                                                                2,726
Administrative services fees                                            293,026
Plan administration services fee -- Class R4                             13,629
Compensation of board members                                            11,112
Custodian fees                                                            3,594
Printing and postage                                                     64,740
Registration fees                                                        48,600
Licensing fees                                                           38,566
Professional fees                                                        29,135
Other                                                                    21,037
-------------------------------------------------------------------------------
Total expenses                                                        4,305,270
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                       (1,268,062)
-------------------------------------------------------------------------------
Total net expenses                                                    3,037,208
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       2,170,823
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (50,539,245)
  Futures contracts                                                    (263,244)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (50,802,489)
Net change in unrealized appreciation (depreciation) on
  investments                                                       167,161,551
-------------------------------------------------------------------------------
Net gain (loss) on investments                                      116,359,062
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $118,529,885
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JAN. 31,                                                        2010           2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  2,170,823  $   2,693,969
Net realized gain (loss) on investments                             (50,802,489)    48,667,044
Net change in unrealized appreciation (depreciation) on
  investments                                                       167,161,551   (269,515,767)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     118,529,885   (218,154,754)
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                          (2,210,039)    (3,923,771)
    Class B                                                                  --       (103,385)
    Class R4                                                            (51,286)       (66,891)
  Net realized gain
    Class A                                                              (2,572)   (84,154,789)
    Class B                                                                (429)   (18,006,385)
    Class R4                                                                (48)    (1,227,356)
----------------------------------------------------------------------------------------------
Total distributions                                                  (2,264,374)  (107,482,577)
----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                     20,640,213     41,986,080
  Class B shares                                                      2,612,745      6,419,826
  Class R4 shares                                                     2,803,473      2,010,925
Reinvestment of distributions at net asset value
  Class A shares                                                      2,169,640     86,466,091
  Class B shares                                                            423     17,794,670
  Class R4 shares                                                        51,334      1,294,246
Conversions from Class B to Class A
  Class A shares                                                     12,049,199     15,151,861
  Class B shares                                                    (12,049,199)   (15,151,861)
Payments for redemptions
  Class A shares                                                    (85,057,483)  (179,639,432)
  Class B shares                                                    (13,593,736)   (33,682,082)
  Class R4 shares                                                    (2,208,148)    (2,840,434)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions   (72,581,539)   (60,190,110)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              43,683,972   (385,827,441)
Net assets at beginning of year                                     335,810,666    721,638,107
----------------------------------------------------------------------------------------------
Net assets at end of year                                          $379,494,638  $ 335,810,666
----------------------------------------------------------------------------------------------
Undistributed net investment income                                $    857,840  $   1,016,415
----------------------------------------------------------------------------------------------


Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                     YEAR ENDED JAN. 31,
CLASS A                                            ------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007       2006
Net asset value, beginning of period                $2.82        $6.19       $8.40      $8.97       $8.21
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .02          .03         .04        .01         .01
Net gains (losses) (both realized and
 unrealized)                                         1.09        (2.20)       (.62)       .64        1.44
---------------------------------------------------------------------------------------------------------
Total from investment operations                     1.11        (2.17)       (.58)       .65        1.45
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)        (.05)       (.01)        --          --
Distributions from realized gains                    (.00)(a)    (1.15)      (1.62)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.03)       (1.20)      (1.63)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.90        $2.82       $6.19      $8.40       $8.97
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       39.19%      (36.94%)     (7.64%)     7.55%      18.33%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.08%        1.04%        .93%       .92%        .93%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)                         .73%         .74%        .77%       .81%        .92%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .69%         .60%        .46%       .29%        .20%
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $329         $281        $587       $835        $884
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          23%         14%        11%         14%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                                     YEAR ENDED JAN. 31,
CLASS B                                            ------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007       2006
Net asset value, beginning of period                $2.27        $5.29       $7.48      $8.17       $7.59
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .00(a)      (.01)       (.02)        --        (.02)
Net gains (losses) (both realized and
 unrealized)                                          .86        (1.85)       (.55)       .53        1.29
---------------------------------------------------------------------------------------------------------
Total from investment operations                      .86        (1.86)       (.57)       .53        1.27
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.01)         --         --          --
Distributions from realized gains                    (.00)(a)    (1.15)      (1.62)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.00)(a)    (1.16)      (1.62)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.13        $2.27       $5.29      $7.48       $8.17
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       37.89%      (37.42%)     (8.40%)     6.81%      17.45%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.85%        1.80%       1.69%      1.68%       1.70%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)                        1.50%        1.50%       1.53%      1.58%       1.68%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (.06%)       (.17%)      (.27%)     (.47%)      (.57%)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $44          $51        $127       $230        $353
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          23%         14%        11%         14%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           ------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007       2006
Net asset value, beginning of period                $2.93        $6.36       $8.59      $9.12       $8.32
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .03          .04         .05        .02         .01
Net gains (losses) (both realized and
 unrealized)                                         1.11        (2.26)       (.65)       .67        1.48
---------------------------------------------------------------------------------------------------------
Total from investment operations                     1.14        (2.22)       (.60)       .69        1.49
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)        (.06)       (.01)        --          --
Distributions from realized gains                    (.00)(a)    (1.15)      (1.62)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.03)       (1.21)      (1.63)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $4.04        $2.93       $6.36      $8.59       $9.12
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       38.95%      (36.71%)     (7.68%)     7.87%      18.57%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .79%         .83%        .78%       .75%        .76%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)                         .58%         .62%        .67%       .64%        .75%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .82%         .73%        .56%       .46%        .36%
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $7           $4          $8        $10         $11
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          23%         14%        11%         14%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to zero.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances. For the year ended Jan. 31, 2008, the ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.76% for Class A, 1.52% for Class B and 0.66% for Class R4.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource Small Company Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

- Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP

--------------------------------------------------------------------------------
40  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.


--------------------------------------------------------------------------------
42  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk,

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
44  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JAN. 31, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                                                      Net
                                                      assets --  unreali-
                                                      zed depreciation on
Equity contracts     N/A                      N/A     investments           $148,157*
-------------------------------------------------------------------------------------------
Total                                         N/A                           $148,157
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JAN. 31, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                             FUTURES
-----------------------------------------------------------------
Equity contracts                                  $(263,244)
-----------------------------------------------------------------
Total                                             $(263,244)
-----------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $547,840
-----------------------------------------------------------------
Total                                              $547,840
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts outstanding was $5.1 million at Jan. 31, 2010. The monthly average gross notional amount for long contracts was $4.3 million for the year ended Jan. 31, 2010. The fair value of such contracts on Jan. 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% as the Fund's net assets increase. The

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


management fee for the year ended Jan. 31, 2010 was 0.36% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the year ended Jan. 31, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Jan. 31, 2010, other expenses paid to this company were $2,083.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A and $20.50 for Class B for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A and Class B shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATIVE SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------
46  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B shares. For Class B shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,548,000 for Class B shares. This amount is based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $248,172 for Class A and $17,250 for Class B for the year ended Jan. 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Jan. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  0.73%
Class B.............................................  1.50
Class R4............................................  0.58


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $409,771
Class B..........................................    67,151


The management fees waived/reimbursed at the Fund level were $791,140.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  0.73%
Class B.............................................  1.50
Class R4............................................  0.58


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $147,535,744 and $206,352,382, respectively, for the year ended Jan. 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

YEAR ENDED JAN. 31,                            2010        2009*
-------------------------------------------------------------------
CLASS A
Sold                                         6,382,692    8,753,550
Converted from Class B**                     3,346,668    2,585,642
Reinvested distributions                       543,790   27,625,158
Redeemed                                   (25,294,707) (34,358,962)
-------------------------------------------------------------------
Net increase (decrease)                    (15,021,557)   4,605,388
-------------------------------------------------------------------

CLASS B
Sold                                           997,371    1,497,488
Reinvested distributions                           130    7,061,377
Converted to Class A**                      (4,168,860)  (3,036,445)
Redeemed                                    (5,175,195)  (7,189,224)
-------------------------------------------------------------------
Net increase (decrease)                     (8,346,554)  (1,666,804)
-------------------------------------------------------------------

CLASS R4
Sold                                           793,782      373,890
Reinvested distributions                        12,399      399,459
Redeemed                                      (656,262)    (509,615)
-------------------------------------------------------------------
Net increase (decrease)                        149,919      263,734
-------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.


--------------------------------------------------------------------------------
48  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2010, securities valued at $90,084,770 were on loan, secured by cash collateral of $93,424,958 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $658,764 earned from securities lending for the year ended Jan. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



of RiverSource Short-Term Cash Fund aggregated $44,416,218 and $54,019,231, respectively, for the year ended Jan. 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended Jan. 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts,

--------------------------------------------------------------------------------
50  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $68,073 and accumulated net realized loss has been decreased by $68,073.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31,                         2010         2009
Ordinary income                          $2,262,938  $ 6,688,041
Long-term capital gain                        1,436   100,794,536


At Jan. 31, 2010, the components of distributable earnings on a tax basis are as follows:


Undistributed ordinary income                            $    866,199
Undistributed accumulated long-term gain                 $         --
Accumulated realized loss                                $(43,209,451)
Unrealized appreciation (depreciation)                   $(48,535,500)


For federal income tax purposes, the Fund had a capital loss carry-over of $41,195,692 at Jan. 31, 2010, that if not offset by capital gains will expire in 2018.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2010, the Fund had a post-October loss of $2,013,759 that is treated for income tax purposes as occurring on Feb. 1, 2010.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

--------------------------------------------------------------------------------
52  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
54  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE SMALL COMPANY INDEX FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Small Company Index Fund (the Fund) (one of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------


In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Small Company Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2010


--------------------------------------------------------------------------------
56  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its Stockholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Stockholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Jan. 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................    100.00%
    Dividends Received Deduction for corporations................    100.00%
    U.S. Government Obligations..................................      0.00%
CAPITAL GAIN DISTRIBUTION - the Fund designates $1,436 to be taxed as long-
term capital gain.



The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  57

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 132 funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS

                                                                                                          OTHER PRESENT OR
                                                                                                          PAST
NAME,                      POSITION HELD                                                                  DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   PAST 5 YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1/5/99                Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      11/11/07              Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
58  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                          OTHER PRESENT OR
                                                                                                          PAST
NAME,                      POSITION HELD                                                                  DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   PAST 5 YEARS)
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 11/7/08         former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/7/08         President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  59

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


                                                                                                          OTHER PRESENT OR
                                                                                                          PAST
NAME,                      POSITION HELD                                                                  DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   PAST 5 YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           since 11/7/01,        Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 49                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure

--------------------------------------------------------------------------------
60  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since       Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial   11/8/06               Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 44                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------

Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   4/9/03                Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  12/5/06               LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 44                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial   7/10/02               Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006 and of
Minneapolis, MN 55474                            RiverSource Fund Distributors, Inc. since 2008
Age 54

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  61

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since       RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474      12/5/06               and Assistant Secretary, RiverSource Investments, LLC
Age 50                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 4/7/09  Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company and RiverSource Service Corporation since 2009;
Age 58                                           Chief Compliance Officer for each of the Seligman funds
                                                 since 2004; Money Laundering Prevention Officer and
                                                 Identity Theft Prevention Officer for each of the
                                                 Seligman funds, 2008-2009; Managing Director, J. & W.
                                                 Seligman & Co. Incorporated and Vice-President for each
                                                 of the Seligman funds, 2004-2008
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 11/9/05 and     Ameriprise Financial, Inc. since 2005; Compliance
Minneapolis, MN 55474      Identity Theft        Director, Ameriprise Financial, Inc., 2004-2008
Age 46                     Prevention Officer
                           since 2008
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
62  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  63

RIVERSOURCE SMALL COMPANY INDEX FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6357 W (4/10)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

(a) Audit Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Market Advantage Series, Inc. were as follows:

                        2010 - $141,488   2009 - $139,040

(b) Audit-Related Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for additional professional services rendered related to the semiannual financial statement review, the 2010 transfer agent 17Ad-13 review and the registrant's 2009 security count pursuant to Rule 17f-2 for RiverSource Market Advantage Series, Inc. were as follows:

                          2010 - $5,932   2009 - $7,000

(c) Tax Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for tax compliance related services rendered for RiverSource Market Advantage Series, Inc. were as follows:

                         2010 - $22,896   2009 - $22,896

(d) All Other Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Market Advantage Series, Inc. were as follows:

                              2010 - $0   2009 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2010 and 2009 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                      2010 - $1,755,814   2009 - $637,216

(h) 100% of the services performed in item (g) above during 2010 and 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   RiverSource Market Advantage Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 6, 2010


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 6, 2010